UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-22227

IndexIQ ETF Trust

(Exact name of registrant as specified in charter)

800 Westchester Ave., Suite S-710
Rye Brook, NY 10573

(Address of principal executive offices) (Zip code)

Adam S. Patti

IndexIQ Advisors LLC

800 Westchester Ave., Suite S-710

Rye Brook, NY 10573
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-474-7725

Date of fiscal year end: April 30

Date of reporting period: July 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

in

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF

July 31, 2017 (unaudited)

	Shares	Value
Exchange Traded Note — 0.9%
Volatility Fund — 0.9%
iPATH S&P 500 VIX Short-Term Futures ETN*(a)
(Cost $12,946,436)	885,740	$9,946,860
Investment Companies — 99.2%
Australian Dollar Fund — 0.5%
CurrencyShares Australian Dollar Trust(a)	67,880	5,434,473

BRIC Equity Funds — 3.9%
iShares China Large-Cap ETF(a)	467,222	19,875,624
iShares MSCI China ETF(a)	264,465	15,711,866
SPDR S&P China ETF(a)	58,772	5,687,954

Total BRIC Equity Funds		41,275,444

Convertible Bonds Fund — 7.4%
SPDR Bloomberg Barclays Convertible Securities ETF(a)	1,555,148	79,265,894

Emerging Small Cap Equity Fund — 2.4%
SPDR S&P Emerging Markets SmallCap ETF†(a)	538,180	25,918,749

Europe Equity Fund — 4.8%
Deutsche X-trackers MSCI Europe Hedged Equity ETF	1,862,220	51,155,183

Floating Rate Funds — 4.0%
PowerShares Senior Loan Portfolio	1,522,664	35,432,391
SPDR Blackstone / GSO Senior Loan ETF(a)	147,443	7,016,813

Total Floating Rate Funds		42,449,204

Gold Fund — 0.2%
PowerShares DB Gold Fund*	45,493	1,841,102

High Yield Corporate Bond Funds — 3.6%
iShares iBoxx $ High Yield Corporate Bond ETF(a)	262,891	23,373,639
SPDR Bloomberg Barclays High Yield Bond ETF(a)	404,279	15,120,034

Total High Yield Corporate Bond Funds		38,493,673

International Bond Funds — 4.0%
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)	162,022	18,674,656
PowerShares Emerging Markets Sovereign Debt Portfolio(a)	225,072	6,623,869
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF(a)	872,741	16,782,809
WisdomTree Emerging Markets Local Debt Fund(a)	30,716	1,180,416

Total International Bond Funds		43,261,750

	Shares	Value
Investment Companies (continued)
International Equity Core Fund — 4.7%
Deutsche X-trackers MSCI EAFE Hedged Equity ETF(a)	1,686,548	$50,815,691

International Small Cap Equity Funds — 5.5%
iShares MSCI EAFE Small-Cap ETF	639,235	38,232,645
SPDR S&P International Small Cap ETF(a)	110,655	3,806,532
Vanguard FTSE All World ex-U.S. Small-Cap ETF(a)	152,381	17,071,244

Total International Small Cap Equity Funds		59,110,421

Investment Grade Corporate Bond Funds — 16.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(b)	646,513	78,299,190
iShares U.S. Credit Bond ETF	15,202	1,705,208
Vanguard Short-Term Corporate Bond ETF(b)	1,169,709	93,857,450

Total Investment Grade Corporate Bond Funds		173,861,848

Japan Equity Fund — 3.6%
Deutsche X-trackers MSCI Japan Hedged Equity ETF(a)	997,885	38,907,536

Silver Fund — 0.4%
iShares Silver Trust*(a)	257,200	4,089,480

Treasury Inflation-Protected Securities Funds — 4.8%
iShares 0-5 Year TIPS Bond ETF	109,607	11,012,215
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	184,260	9,618,372
Vanguard Short-Term Inflation-Protected Securities ETF(a)	616,949	30,452,603

Total Treasury Inflation-Protected Securities Funds		51,083,190

U.S. Dollar Fund — 2.3%
PowerShares DB U.S. Dollar Index Bullish Fund*(a)	1,014,822	24,426,766

U.S. Large Cap Core Funds — 6.2%
Financial Select Sector SPDR Fund(a)	1,329,661	33,361,195
Health Care Select Sector SPDR Fund(a)	131,383	10,496,188
Materials Select Sector SPDR Fund(a)	240,852	13,160,153
Technology Select Sector SPDR Fund(a)	161,553	9,234,369

Total U.S. Large Cap Core Funds		66,251,905

U.S. Large Cap Growth Funds — 0.7%
Guggenheim S&P 500 Pure Growth ETF(a)	1,881	182,946
iShares Russell 1000 Growth ETF	26,226	3,191,704
iShares S&P 500 Growth ETF	11,559	1,623,115
Vanguard Growth ETF(a)	19,001	2,475,260

Total U.S. Large Cap Growth Funds		7,473,025

U.S. Low Volatility Funds — 1.3%
iShares Edge MSCI Min Vol USA ETF(a)	190,932	9,531,325

See Notes to Schedules of Investments.

1

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2017 (unaudited)

	Shares	Value
Investment Companies (continued)
U.S. Low Volatility Funds (continued)
PowerShares S&P 500 Low Volatility Portfolio(a)	106,975	$4,841,689

Total U.S. Low Volatility Funds		14,373,014

U.S. Medium Term Treasury Bond Fund — 5.4%
iShares 3-7 Year Treasury Bond ETF(a)	468,264	58,008,544

U.S. Multi Cap Funds — 4.1%
Schwab U.S. Broad Market ETF	75,489	4,502,164
Vanguard Total Stock Market ETF(a)	307,808	39,026,976

Total U.S. Multi Cap Funds		43,529,140

U.S. Preferred Fund — 2.8%
iShares U.S. Preferred Stock ETF(a)	762,050	29,910,462

U.S. Short Term Treasury Bond Funds — 7.3%
iShares Short Treasury Bond ETF(a)	126,280	13,938,787
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF(b)	98,249	4,492,927
Vanguard Short-Term Bond ETF(a)	747,918	59,848,398

Total U.S. Short Term Treasury Bond Funds		78,280,112

U.S. Small Cap Growth Funds — 3.1%
iShares Russell 2000 Growth ETF(a)	82,986	14,112,599
iShares S&P Small-Cap 600 Growth ETF(a)	49,263	7,781,091
Vanguard Small-Cap Growth ETF(a)	74,641	11,025,968

Total U.S. Small Cap Growth Funds		32,919,658

Total Investment Companies
(Cost $1,031,488,623)		1,062,136,264

Short-Term Investment — 0.2%

Money Market Fund — 0.2%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.91%(c)
(Cost $2,060,329)	2,060,329	2,060,329

Investment of Cash Collateral For Securities Loaned — 18.8%

Money Market Fund — 18.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.92%(d)
(Cost $201,526,828)	201,526,828	201,526,828

Total Investments — 119.1%
(Cost $1,248,022,216)		1,275,670,281
Other Assets and Liabilities, Net — (19.1)%		(205,119,324)
Net Assets — 100.0%		$1,070,550,957

________

*	Non-income producing securities.
†	Affiliated Fund
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $257,147,961; total market value of collateral held by the Fund was $263,606,012. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $62,079,184.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $9,423,146.
(c)	Reflects the 7-day yield at July 31, 2017.
(d)	Reflects the 1-day yield at July 31, 2017.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2017 (unaudited)

Total Return Swap contracts outstanding at July 31, 2017:
Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date	Notional Amount Long (Short)	Unrealized Appreciation (Depreciation)(e)
CurrencyShares Australian Dollar Trust	Morgan Stanley	2.16	5/21/2018	$1,315,706	$–
CurrencyShares Australian Dollar Trust	Bank of America Merrill Lynch	1.73	11/30/2018 - 1/31/2019	146,190	–
CurrencyShares British Pound Sterling Trust	Morgan Stanley	(2.60)	5/21/2018	(5,707,378)	–
CurrencyShares British Pound Sterling Trust	Bank of America Merrill Lynch	0.73	11/30/2018 - 1/31/2019	(634,167)	–
CurrencyShares Euro Trust	Morgan Stanley	(2.00)	5/21/2018	(17,753,026)	–
CurrencyShares Euro Trust	Bank of America Merrill Lynch	0.73	11/30/2018 - 1/31/2019	(1,972,546)	–
CurrencyShares Japanese Yen Trust	Morgan Stanley	(1.50)	5/21/2018	(1,324,042)	–
CurrencyShares Japanese Yen Trust	Bank of America Merrill Lynch	0.73	8/31/2018 - 1/31/2019	(147,087)	–
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	Morgan Stanley	2.16	5/21/2018	12,303,043	–
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	Bank of America Merrill Lynch	1.73	11/30/2018 - 1/31/2019	1,366,998	–
Deutsche X-trackers MSCI Europe Hedged Equity ETF	Morgan Stanley	2.16	5/21/2018	12,385,234	–
Deutsche X-trackers MSCI Europe Hedged Equity ETF	Bank of America Merrill Lynch	1.73	10/31/2018 - 1/31/2019	1,376,137	–
Deutsche X-trackers MSCI Japan Hedged Equity ETF	Morgan Stanley	2.16	5/21/2018	9,419,945	–
Deutsche X-trackers MSCI Japan Hedged Equity ETF	Bank of America Merrill Lynch	1.73	10/31/2018 - 1/31/2019	1,046,648	–
Energy Select Sector SPDR Fund	Morgan Stanley	0.65	5/21/2018	(5,249,256)	–
Energy Select Sector SPDR Fund	Bank of America Merrill Lynch	0.73	11/30/2018 - 1/31/2019	(583,258)	–
Financial Select Sector SPDR Fund	Morgan Stanley	2.16	5/21/2018	8,974,593	–
Guggenheim S&P 500 Pure Growth ETF	Morgan Stanley	2.16	5/21/2018	44,351	–
Guggenheim S&P 500 Pure Growth ETF	Bank of America Merrill Lynch	1.73	1/31/2019	4,960	–
Health Care Select Sector SPDR Fund	Morgan Stanley	2.16	5/21/2018	2,823,632	–
iPath Bloomberg Commodity Index Total Return ETN	Morgan Stanley	(2.30)	5/21/2018	(817,545)	–
iPath Bloomberg Commodity Index Total Return ETN	Bank of America Merrill Lynch	0.73	7/31/2018 - 1/31/2019	(90,846)	–
iPATH S&P 500 VIX Short-Term Futures ETN	Morgan Stanley	2.16	5/21/2018	2,408,240	–
iPATH S&P 500 VIX Short-Term Futures ETN	Bank of America Merrill Lynch	1.73	11/30/2018 - 1/31/2019	267,588	–
iShares 0-5 Year TIPS Bond ETF	Morgan Stanley	2.16	5/21/2018	2,666,172	–
iShares 0-5 Year TIPS Bond ETF	Bank of America Merrill Lynch	1.73	10/31/2018 - 1/31/2019	296,286	–
iShares 3-7 Year Treasury Bond ETF	Morgan Stanley	2.16	5/21/2018	14,044,523	–
iShares 3-7 Year Treasury Bond ETF	Bank of America Merrill Lynch	1.73	10/31/2018 - 1/31/2019	1,560,516	–
iShares China Large-Cap ETF	Morgan Stanley	2.16	5/21/2018	5,346,810	–
iShares Core MSCI EAFE ETF	Morgan Stanley	0.25	5/21/2018	(1,060,694)	–
iShares Core MSCI EAFE ETF	Bank of America Merrill Lynch	0.73	1/31/2019	(117,876)	–
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	0.76	5/21/2018	(8,600,652)	–
iShares Core MSCI Emerging Markets ETF	Bank of America Merrill Lynch	0.73	11/30/2018 - 1/31/2019	(955,605)	–
iShares Edge MSCI Min Vol Emerging Markets ETF	Morgan Stanley	0.05	5/21/2018	(27,142,828)	–
iShares Edge MSCI Min Vol Emerging Markets ETF	Bank of America Merrill Lynch	0.73	10/31/2018 - 1/31/2019	(3,015,851)	–
iShares Edge MSCI Min Vol USA ETF	Morgan Stanley	2.16	5/21/2018	2,307,652	–
iShares Edge MSCI Min Vol USA ETF	Bank of America Merrill Lynch	1.73	10/31/2018 - 1/31/2019	256,389	–
iShares Europe ETF	Morgan Stanley	(1.75)	5/21/2018	(1,753,682)	–
iShares Europe ETF	Bank of America Merrill Lynch	0.73	10/31/2018 - 1/31/2019	(194,874)	–
iShares Floating Rate Bond ETF	Morgan Stanley	(0.65)	5/21/2018	(28,685,639)	–

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2017 (unaudited)

Total Return Swap contracts outstanding at July 31, 2017: (continued)
Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date	Notional Amount Long (Short)	Unrealized Appreciation (Depreciation)(e)
iShares Floating Rate Bond ETF	Bank of America Merrill Lynch	0.73	11/30/2018 - 1/31/2019	$(3,187,265)	$–
iShares iBoxx $ High Yield Corporate Bond ETF	Morgan Stanley	2.16	5/21/2018	5,659,033	–
iShares iBoxx $ High Yield Corporate Bond ETF	Bank of America Merrill Lynch	1.73	11/30/2018 - 1/31/2019	628,772	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	2.16	5/21/2018	18,957,106	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Bank of America Merrill Lynch	1.73	9/28/2018 - 1/31/2019	2,106,345	–
iShares J.P. Morgan USD Emerging Markets Bond ETF	Bank of America Merrill Lynch	1.73	10/31/2018 - 1/31/2019	502,418	–
iShares J.P. Morgan USD Emerging Markets Bond ETF	Morgan Stanley	2.16	5/21/2018	4,521,419	–
iShares MBS ETF	Morgan Stanley	0.45	5/21/2018	(20,499,596)	–
iShares MBS ETF	Bank of America Merrill Lynch	0.73	11/30/2018 - 1/31/2019	(2,277,697)	–
iShares MSCI All Country Asia ex Japan ETF	Morgan Stanley	0.76	5/21/2018	(428,936)	–
iShares MSCI All Country Asia ex Japan ETF	Bank of America Merrill Lynch	0.73	1/31/2019	(47,675)	–
iShares MSCI China ETF	Morgan Stanley	2.16	5/21/2018	4,226,724	–
iShares MSCI EAFE Small-Cap ETF	Morgan Stanley	2.16	5/21/2018	9,256,554	–
iShares MSCI EAFE Small-Cap ETF	Bank of America Merrill Lynch	1.73	11/30/2018 - 1/31/2019	1,028,493	–
iShares MSCI Eurozone ETF	Morgan Stanley	0.65	5/21/2018	(7,654,675)	–
iShares MSCI Eurozone ETF	Bank of America Merrill Lynch	0.73	10/31/2018 - 1/31/2019	(850,542)	–
iShares MSCI Japan ETF	Morgan Stanley	0.76	5/21/2018	(23,041,256)	–
iShares MSCI Japan ETF	Bank of America Merrill Lynch	0.73	10/31/2018 - 1/31/2019	(2,560,139)	–
iShares MSCI Pacific ex Japan ETF	Morgan Stanley	0.76	5/21/2018	(343,981)	–
iShares MSCI Pacific ex Japan ETF	Bank of America Merrill Lynch	0.73	1/31/2019	(38,220)	–
iShares Russell 1000 Growth ETF	Morgan Stanley	2.16	5/21/2018	772,673	–
iShares Russell 1000 Growth ETF	Bank of America Merrill Lynch	1.73	1/31/2019	85,799	–
iShares Russell 1000 Value ETF	Morgan Stanley	0.76	5/21/2018	(665,462)	–
iShares Russell 1000 Value ETF	Bank of America Merrill Lynch	0.73	1/31/2019	(73,953)	–
iShares Russell 2000 ETF	Morgan Stanley	0.25	5/21/2018	(9,817,822)	–
iShares Russell 2000 ETF	Bank of America Merrill Lynch	0.73	10/31/2018 - 1/31/2019	(1,090,901)	–
iShares Russell 2000 Growth ETF	Morgan Stanley	2.16	5/21/2018	3,416,846	–
iShares Russell 2000 Growth ETF	Bank of America Merrill Lynch	1.73	11/30/2018 - 1/31/2019	379,574	–
iShares Russell 2000 Value ETF	Morgan Stanley	-	5/21/2018	(4,691,468)	–
iShares Russell 2000 Value ETF	Bank of America Merrill Lynch	0.73	11/30/2018 - 1/31/2019	(521,301)	–
iShares S&P 500 Growth ETF	Morgan Stanley	2.16	5/21/2018	392,895	–
iShares S&P 500 Growth ETF	Bank of America Merrill Lynch	1.73	1/31/2019	43,671	–
iShares S&P 500 Value ETF	Morgan Stanley	(0.75)	5/21/2018	(243,808)	–
iShares S&P 500 Value ETF	Bank of America Merrill Lynch	0.73	1/31/2019	(27,031)	–
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	2.16	5/21/2018	1,883,870	–
iShares S&P Small-Cap 600 Growth ETF	Bank of America Merrill Lynch	1.73	9/28/2018 - 1/31/2019	209,284	–
iShares S&P Small-Cap 600 Value ETF	Morgan Stanley	(1.75)	5/21/2018	(2,570,032)	–
iShares S&P Small-Cap 600 Value ETF	Bank of America Merrill Lynch	0.73	11/30/2018 - 1/31/2019	(285,543)	–
iShares Short Treasury Bond ETF	Morgan Stanley	2.16	5/21/2018	3,374,758	–
iShares Short Treasury Bond ETF	Bank of America Merrill Lynch	1.73	5/31/2018 - 1/31/2019	374,961	–
iShares Silver Trust	Morgan Stanley	2.16	5/21/2018	990,109	–
iShares Silver Trust	Bank of America Merrill Lynch	1.73	8/31/2018 - 1/31/2019	110,012	–
iShares U.S. Credit Bond ETF	Morgan Stanley	2.16	5/21/2018	412,898	–
iShares U.S. Credit Bond ETF	Bank of America Merrill Lynch	1.73	11/30/2018 - 1/31/2019	45,878	–
iShares U.S. Preferred Stock ETF	Morgan Stanley	2.16	5/21/2018	7,241,664	–

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2017 (unaudited)

Total Return Swap contracts outstanding at July 31, 2017: (continued)
Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date	Notional Amount Long (Short)	Unrealized Appreciation (Depreciation)(e)
iShares U.S. Preferred Stock ETF	Bank of America Merrill Lynch	1.73	11/30/2018 - 1/31/2019	$ 804,625	$–
iShares U.S. Real Estate ETF	Morgan Stanley	0.25	5/21/2018	(1,446,073)	–
iShares U.S. Real Estate ETF	Bank of America Merrill Lynch	0.73	11/30/2018 - 1/31/2019	(160,675)	–
Materials Select Sector SPDR Fund	Morgan Stanley	2.16	5/21/2018	3,186,222	–
Materials Select Sector SPDR Fund	Bank of America Merrill Lynch	1.73	10/31/2018 - 1/31/2019	354,013	–
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	Morgan Stanley	2.16	5/21/2018	2,328,694	–
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	Bank of America Merrill Lynch	1.73	10/31/2018 - 1/31/2019	258,755	–
PowerShares DB Commodity Index Tracking Fund	Morgan Stanley	0.76	5/21/2018	(2,032,160)	–
PowerShares DB Commodity Index Tracking Fund	Bank of America Merrill Lynch	0.73	7/31/2018 - 1/31/2019	(225,795)	–
PowerShares DB Gold Fund	Morgan Stanley	2.16	5/21/2018	445,737	–
PowerShares DB Gold Fund	Bank of America Merrill Lynch	1.73	1/31/2019	49,535	–
PowerShares DB U.S. Dollar Index Bullish Fund	Morgan Stanley	2.16	5/21/2018	5,913,999	–
PowerShares DB U.S. Dollar Index Bullish Fund	Bank of America Merrill Lynch	1.73	10/31/2018 - 1/31/2019	657,111	–
PowerShares Emerging Markets Sovereign Debt Portfolio	Morgan Stanley	2.16	5/21/2018	1,603,700	–
PowerShares Emerging Markets Sovereign Debt Portfolio	Bank of America Merrill Lynch	1.73	10/31/2018 - 1/31/2019	178,199	–
PowerShares KBW Bank Portfolio	Morgan Stanley	-	5/21/2018	(1,598,459)	–
PowerShares KBW Bank Portfolio	Bank of America Merrill Lynch	0.73	11/30/2018 - 1/31/2019	(177,623)	–
PowerShares S&P 500 Low Volatility Portfolio	Morgan Stanley	2.16	5/21/2018	1,172,234	–
PowerShares S&P 500 Low Volatility Portfolio	Bank of America Merrill Lynch	1.73	10/31/2018 - 1/31/2019	130,258	–
PowerShares Senior Loan Portfolio	Morgan Stanley	2.16	5/21/2018	8,578,579	–
PowerShares Senior Loan Portfolio	Bank of America Merrill Lynch	1.73	10/31/2018 - 1/31/2019	953,162	–
Schwab U.S. Broad Market ETF	Morgan Stanley	2.16	5/21/2018	1,090,040	–
Schwab U.S. Broad Market ETF	Bank of America Merrill Lynch	1.73	10/31/2018 - 1/31/2019	121,129	–
Schwab U.S. Small-Cap ETF	Morgan Stanley	(6.75)	5/21/2018	(1,391,311)	–
Schwab U.S. Small-Cap ETF	Bank of America Merrill Lynch	0.73	10/31/2018 - 1/31/2019	(154,619)	–
SPDR Blackstone / GSO Senior Loan ETF	Morgan Stanley	2.16	5/21/2018	1,698,820	–
SPDR Blackstone / GSO Senior Loan ETF	Bank of America Merrill Lynch	1.73	10/31/2018 - 1/31/2019	188,742	–
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Morgan Stanley	2.16	5/21/2018	1,087,780	–
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Bank of America Merrill Lynch	1.73	5/31/2018 - 1/31/2019	120,864	–
SPDR Bloomberg Barclays Convertible Securities ETF	Morgan Stanley	2.16	5/21/2018	19,191,173	–
SPDR Bloomberg Barclays Convertible Securities ETF	Bank of America Merrill Lynch	1.73	6/29/2018 - 1/31/2019	2,132,330	–
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	2.16	5/21/2018	3,660,712	–
SPDR Bloomberg Barclays High Yield Bond ETF	Bank of America Merrill Lynch	1.73	11/30/2018 - 1/31/2019	406,762	–
SPDR Dow Jones International Real Estate ETF	Morgan Stanley	(0.65)	5/21/2018	(16,452,865)	–
SPDR Dow Jones International Real Estate ETF	Bank of America Merrill Lynch	0.73	7/31/2018 - 1/31/2019	(1,828,083)	–
SPDR Dow Jones REIT ETF	Morgan Stanley	(0.75)	5/21/2018	(938,369)	–
SPDR Dow Jones REIT ETF	Bank of America Merrill Lynch	0.73	11/30/2018 - 1/31/2019	(104,294)	–
SPDR S&P Bank ETF	Morgan Stanley	0.25	5/21/2018	(5,595,367)	–
SPDR S&P Bank ETF	Bank of America Merrill Lynch	0.73	11/30/2018 - 1/31/2019	(621,712)	–

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2017 (unaudited)

Total Return Swap contracts outstanding at July 31, 2017: (continued)

Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date	Notional Amount Long (Short)	Unrealized Appreciation (Depreciation)(e)
SPDR S&P China ETF	Morgan Stanley	2.16	5/21/2018	$1,530,092	$–
SPDR S&P Emerging Markets SmallCap ETF	Morgan Stanley	2.16	5/21/2018	6,275,248	–
SPDR S&P Emerging Markets SmallCap ETF	Bank of America Merrill Lynch	1.73	10/31/2018 - 1/31/2019	697,260	–
SPDR S&P International Small Cap ETF	Morgan Stanley	2.16	5/21/2018	921,610	–
SPDR S&P International Small Cap ETF	Bank of America Merrill Lynch	1.73	11/30/2018 - 1/31/2019	102,409	–
Technology Select Sector SPDR Fund	Morgan Stanley	2.16	5/21/2018	2,484,174	–
VanEck Vectors High-Yield Municipal Index ETF	Morgan Stanley	(0.75)	5/21/2018	(5,595,021)	–
VanEck Vectors High-Yield Municipal Index ETF	Bank of America Merrill Lynch	0.73	11/30/2018 - 1/31/2019	(621,662)	–
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	Morgan Stanley	2.16	5/21/2018	4,063,299	–
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	Bank of America Merrill Lynch	1.73	10/31/2018 - 1/31/2019	451,482	–
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Morgan Stanley	2.16	5/21/2018	4,133,123	–
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Bank of America Merrill Lynch	1.73	11/30/2018 - 1/31/2019	459,211	–
Vanguard FTSE Developed Markets ETF	Morgan Stanley	0.76	5/21/2018	(2,074,743)	–
Vanguard FTSE Developed Markets ETF	Bank of America Merrill Lynch	0.73	1/31/2019	(230,532)	–
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	0.76	5/21/2018	(14,705,162)	–
Vanguard FTSE Emerging Markets ETF	Bank of America Merrill Lynch	0.73	11/30/2018 - 1/31/2019	(1,633,907)	–
Vanguard FTSE Europe ETF	Morgan Stanley	0.50	5/21/2018	(9,380,108)	–
Vanguard FTSE Europe ETF	Bank of America Merrill Lynch	0.73	10/31/2018 - 1/31/2019	(1,042,203)	–
Vanguard FTSE Pacific ETF	Morgan Stanley	(0.38)	5/21/2018	(489,496)	–
Vanguard FTSE Pacific ETF	Bank of America Merrill Lynch	0.73	1/31/2019	(54,358)	–
Vanguard Growth ETF	Morgan Stanley	2.16	5/21/2018	599,242	–
Vanguard Growth ETF	Bank of America Merrill Lynch	1.73	1/31/2019	66,568	–
Vanguard Mortgage-Backed Securities ETF	Morgan Stanley	(4.85)	5/21/2018	(8,259,821)	–
Vanguard Mortgage-Backed Securities ETF	Bank of America Merrill Lynch	0.73	11/30/2018 - 1/31/2019	(917,770)	–
Vanguard REIT ETF	Morgan Stanley	0.76	5/21/2018	(10,512,278)	–
Vanguard REIT ETF	Bank of America Merrill Lynch	0.73	11/30/2018 - 1/31/2019	(1,168,012)	–
Vanguard Short-Term Bond ETF	Morgan Stanley	2.16	5/21/2018	14,490,022	–
Vanguard Short-Term Bond ETF	Bank of America Merrill Lynch	1.73	5/31/2018 - 1/31/2019	1,610,002	–
Vanguard Short-Term Corporate Bond ETF	Morgan Stanley	2.16	5/21/2018	22,723,968	–
Vanguard Short-Term Corporate Bond ETF	Bank of America Merrill Lynch	1.73	11/30/2018 - 1/31/2019	2,524,912	–
Vanguard Short-Term Inflation-Protected Securities ETF	Morgan Stanley	2.16	5/21/2018	7,372,903	–
Vanguard Short-Term Inflation-Protected Securities ETF	Bank of America Merrill Lynch	1.73	10/31/2018 - 1/31/2019	819,228	–
Vanguard Small-Cap ETF	Morgan Stanley	0.76	5/21/2018	(4,834,400)	–
Vanguard Small-Cap ETF	Bank of America Merrill Lynch	0.73	10/31/2018 - 1/31/2019	(537,217)	–
Vanguard Small-Cap Growth ETF	Morgan Stanley	2.16	5/21/2018	2,669,448	–
Vanguard Small-Cap Growth ETF	Bank of America Merrill Lynch	1.73	11/30/2018 - 1/31/2019	296,622	–
Vanguard Small-Cap Value ETF	Morgan Stanley	(0.85)	5/21/2018	(6,288,083)	–
Vanguard Small-Cap Value ETF	Bank of America Merrill Lynch	0.73	11/30/2018 - 1/31/2019	(698,648)	–
Vanguard Total Stock Market ETF	Morgan Stanley	2.16	5/21/2018	9,448,898	–
Vanguard Total Stock Market ETF	Bank of America Merrill Lynch	1.73	10/31/2018 - 1/31/2019	1,049,821	–
Vanguard Value ETF	Morgan Stanley	0.76	5/21/2018	(577,122)	–
Vanguard Value ETF	Bank of America Merrill Lynch	0.73	1/31/2019	(64,125)	–
WisdomTree Emerging Markets Local Debt Fund	Morgan Stanley	2.16	5/21/2018	285,804	–

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2017 (unaudited)

Total Return Swap contracts outstanding at July 31, 2017: (continued)
Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date	Notional Amount Long (Short)	Unrealized Appreciation (Depreciation)(e)
WisdomTree Emerging Markets Local Debt Fund	Bank of America Merrill Lynch	1.73	10/31/2018 - 1/31/2019	$ 31,743	$–
					$–

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $7,973,505 and with Bank of America Merrill Lynch amounted to $1,449,641 at July 31, 2017.
Morgan Stanley and Bank of America Merrill Lynch act as the counterparties to the total return swap contracts listed above. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark, and the agreed-upon financing rate.
(e) Reflects a Reset date of July 31, 2017.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(f)
Exchange Traded Notes	$9,946,860	$—	$—	$9,946,860
Investment Companies	1,062,136,264	—	—	1,062,136,264
Short-Term Investment:
Money Market Fund	2,060,329	—	—	2,060,329
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	201,526,828	—	—	201,526,828
Total Investments in Securities	$1,275,670,281	$—	$—	$1,275,670,281
Other Financial Instruments:(g)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$1,275,670,281	$—	$—	$1,275,670,281
Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(g)
Swap Contracts	$—	$—	$—	$—
Total Other Financial Instruments	$—	$—	$—	$—

(f)	For a complete listing of investments and their industries, see the Schedules of Investments.
(g)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2017, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Macro Tracker ETF

July 31, 2017 (unaudited)

	Shares	Value
Investment Companies — 100.2%
BRIC Equity Funds — 9.5%
iShares China Large-Cap ETF(a)	6,998	$297,695
iShares MSCI China ETF	3,961	235,323
SPDR S&P China ETF	880	85,166

Total BRIC Equity Funds		618,184

Emerging Small Cap Equity Fund — 2.6%
SPDR S&P Emerging Markets SmallCap ETF	3,531	170,053

Europe Equity Fund — 4.3%
Deutsche X-trackers MSCI Europe Hedged Equity ETF	10,031	275,552

Gold Fund — 0.2%
PowerShares DB Gold Fund*	241	9,753

International Bond Funds — 5.1%
iShares JP Morgan USD Emerging Markets Bond ETF	1,063	122,521
PowerShares Emerging Markets Sovereign Debt Portfolio	1,477	43,468
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	8,147	156,667
WisdomTree Emerging Markets Local Debt Fund	287	11,030

Total International Bond Funds		333,686

International Small Cap Equity Funds — 5.5%
iShares MSCI EAFE Small-Cap ETF	3,841	229,730
SPDR S&P International Small Cap ETF	665	22,876
Vanguard FTSE All World ex-U.S. Small-Cap ETF	915	102,508

Total International Small Cap Equity Funds		355,114

Investment Grade Corporate Bond Funds — 5.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(b)	2,707	327,845
iShares U.S. Credit Bond ETF	64	7,179

Total Investment Grade Corporate Bond Funds		335,024

Japan Equity Fund — 3.2%
Deutsche X-trackers MSCI Japan Hedged Equity ETF	5,375	209,571

Silver Fund — 0.3%
iShares Silver Trust*	1,365	21,703

Treasury Inflation-Protected Securities Funds — 4.2%
iShares 0-5 Year TIPS Bond ETF	590	59,277
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	992	51,783
Vanguard Short-Term Inflation-Protected Securities ETF(a)	3,323	164,023

Total Treasury Inflation-Protected Securities Funds		275,083

	Shares	Value
Investment Companies (continued)
U.S. Dollar Fund — 2.1%
PowerShares DB U.S. Dollar Index Bullish Fund*(a)	5,548	$133,540

U.S. Large Cap Core Funds — 1.9%
Energy Select Sector SPDR Fund	775	51,631
Materials Select Sector SPDR Fund	1,297	70,868

Total U.S. Large Cap Core Funds		122,499

U.S. Medium Term Treasury Bond Fund — 4.2%
iShares 3-7 Year Treasury Bond ETF	2,223	275,385

U.S. Multi Cap Funds — 10.0%
Schwab U.S. Broad Market ETF	1,131	67,453
Vanguard Total Stock Market ETF	4,610	584,502

Total U.S. Multi Cap Funds		651,955

U.S. Short Term Treasury Bond Funds — 41.9%
iShares Short Treasury Bond ETF	4,388	484,347
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	3,414	156,122
Vanguard Short-Term Bond ETF(a)	25,986	2,079,400

Total U.S. Short Term Treasury Bond Funds		2,719,869

Total Investment Companies
(Cost $6,395,609)		6,506,971

Short-Term Investment — 0.2%

Money Market Fund — 0.2%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.91%(c)
(Cost $11,318)	11,318	11,318

Investment of Cash Collateral For Securities Loaned — 10.7%

Money Market Fund — 10.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.92%(d)
(Cost $693,126)	693,126	693,126

Total Investments — 111.1%
(Cost $7,100,053)		7,211,415
Other Assets and Liabilities, Net — (11.1)%		(716,450)
Net Assets — 100.0%		$6,494,965

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $975,148; total market value of collateral held by the Fund was $1,003,928. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $310,802.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $22,890.
(c)	Reflects the 7-day yield at July 31, 2017.
(d)	Reflects the 1-day yield at July 31, 2017.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Macro Tracker ETF (continued)

July 31, 2017 (unaudited)

Total return swap contracts outstanding at July 31, 2017:

			Notional
	Annual		Amount	Unrealized
	Financing Rate	Expiration	Long	Appreciation
Total Return Benchmark	(Received) Paid %	Date	(Short)	(Depreciation)(e)
CurrencyShares Euro Trust	(2.00)	4/09/2018	$(14,192)	$–
CurrencyShares Japanese Yen Trust	(1.50)	4/09/2018	(7,241)	–
Deutsche X-trackers MSCI Europe Hedged Equity ETF	2.16	5/21/2018	46,617	–
Deutsche X-trackers MSCI Japan Hedged Equity ETF	2.16	5/21/2018	35,442	–
Energy Select Sector SPDR Fund	2.16	5/21/2018	8,727	–
iPath Bloomberg Commodity Index Total Return ETN	(2.30)	4/09/2018	(12,356)	–
iShares 0-5 Year TIPS Bond ETF	2.16	5/21/2018	10,047	–
iShares 3-7 Year Treasury Bond ETF	2.16	5/21/2018	46,579	–
iShares China Large-Cap ETF	1.92	5/21/2018	50,367	–
iShares Core MSCI Emerging Markets ETF	0.76	4/09/2018	(74,962)	–
iShares Edge MSCI Min Vol Emerging Markets ETF	0.05	4/09/2018	(198,594)	–
iShares Europe ETF	(1.75)	4/09/2018	(7,737)	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.16	5/21/2018	55,468	–
iShares JP Morgan USD Emerging Markets Bond ETF	2.16	5/21/2018	20,747	–
iShares MSCI China ETF	2.02	5/21/2018	39,805	–
iShares MSCI EAFE Small-Cap ETF	2.16	5/21/2018	38,877	–
iShares MSCI Eurozone ETF	0.65	4/09/2018	(33,679)	–
iShares MSCI Japan ETF	0.76	4/09/2018	(81,921)	–
iShares Russell 1000 Growth ETF	0.76	4/09/2018	(36,023)	–
iShares Russell 1000 Value ETF	0.76	4/09/2018	(5,157)	–
iShares Russell 2000 ETF	0.25	4/09/2018	(118,727)	–
iShares S&P 500 Growth ETF	(0.25)	4/09/2018	(18,255)	–
iShares S&P 500 Value ETF	(0.75)	4/09/2018	(1,916)	–
iShares Short Treasury Bond ETF	2.09	5/21/2018	81,902	–
iShares Silver Trust	2.16	5/21/2018	3,673	–
iShares U.S. Credit Bond ETF	2.16	5/21/2018	1,234	–
Materials Select Sector SPDR Fund	2.16	5/21/2018	12,021	–
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	2.16	5/21/2018	8,770	–
PowerShares DB Commodity Index Tracking Fund	0.76	4/09/2018	(30,727)	–
PowerShares DB Gold Fund	2.16	5/21/2018	1,659	–
PowerShares DB U.S. Dollar Index Bullish Fund	2.16	5/21/2018	22,602	–
PowerShares Emerging Markets Sovereign Debt Portfolio	2.16	5/21/2018	7,358	–
Schwab U.S. Broad Market ETF	2.16	5/21/2018	11,391	–
Schwab U.S. Small-Cap ETF	(6.75)	4/09/2018	(16,806)	–
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	2.16	5/21/2018	26,432	–
SPDR Dow Jones International Real Estate ETF	(0.65)	4/09/2018	(198,993)	–
SPDR S&P China ETF	1.99	5/21/2018	14,420	–
SPDR S&P Emerging Markets SmallCap ETF	1.91	5/21/2018	28,752	–
SPDR S&P International Small Cap ETF	1.96	5/21/2018	3,853	–
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1.97	5/21/2018	26,518	–

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Macro Tracker ETF (continued)

July 31, 2017 (unaudited)

Total return swap contracts outstanding at July 31, 2017 (continued):
			Notional
	Annual		Amount	Unrealized
	Financing Rate	Expiration	Long	Appreciation
Total Return Benchmark	(Received) Paid %	Date	(Short)	(Depreciation)(e)
Vanguard FTSE All World ex-U.S. Small-Cap ETF	2.16	5/21/2018	$17,365	$–
Vanguard FTSE Emerging Markets ETF	0.76	4/09/2018	(128,127)	–
Vanguard FTSE Europe ETF	0.50	4/09/2018	(41,278)	–
Vanguard Growth ETF	(0.25)	4/09/2018	(27,878)	–
Vanguard Short-Term Bond ETF	2.09	5/21/2018	351,848	–
Vanguard Short-Term Inflation-Protected Securities ETF	2.16	5/21/2018	27,740	–
Vanguard Small-Cap ETF	0.76	4/09/2018	(58,426)	–
Vanguard Total Stock Market ETF	2.16	5/21/2018	98,896	–
Vanguard Value ETF	0.76	4/09/2018	(4,412)	–
WisdomTree Emerging Markets Local Debt Fund	1.84	5/21/2018	1,883	–
				$–

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.

(e) Reflects a reset date of July 31, 2017.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(f)
Investment Companies	$6,506,971	$—	$—	$6,506,971
Short-Term Investment:
Money Market Fund	11,318	—	—	11,318
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	693,126	—	—	693,126
Total Investments in Securities	7,211,415	—	—	7,211,415
Other Financial Instruments:(g)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$7,211,415	$—	$—	$7,211,415
Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(g)
Swap Contracts	$—	$—	$—	$—
Total Other Financial Instruments	$—	$—	$—	$—

(f)	For a complete listing of investments and their industries, see the Schedules of Investments.
(g)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2017, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Market Neutral Tracker ETF

July 31, 2017 (unaudited)

	Shares	Value
Investment Companies — 100.1%
Asia ex Japan Equity Funds — 0.2%
iShares MSCI All Country Asia ex Japan ETF	108	$7,651
iShares MSCI Pacific ex Japan ETF(a)	132	6,130
Vanguard FTSE Pacific ETF	129	8,721

Total Asia ex Japan Equity Funds		22,502

British Pound Fund — 2.3%
CurrencyShares British Pound Sterling Trust*(a)	2,022	259,783

Euro Fund — 2.6%
CurrencyShares Euro Trust*(a)	2,626	300,546

Europe Equity Funds — 0.6%
iShares Europe ETF	131	5,962
iShares MSCI Eurozone ETF	623	25,935
Vanguard FTSE Europe ETF	561	31,809

Total Europe Equity Funds		63,706

Floating Rate Funds — 37.6%
iShares Floating Rate Bond ETF(a)	35,609	1,813,922
PowerShares Senior Loan Portfolio	89,147	2,074,451
SPDR Blackstone / GSO Senior Loan ETF	8,632	410,797

Total Floating Rate Funds		4,299,170

Investment Grade Corporate Bond Funds — 5.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	5,345	647,333
iShares U.S. Credit Bond ETF	126	14,133

Total Investment Grade Corporate Bond Funds		661,466

Japan Equity Fund — 1.2%
iShares MSCI Japan ETF(a)	2,587	141,664

Mortgage Backed Securities Funds — 15.9%
iShares MBS ETF	12,104	1,296,217
Vanguard Mortgage-Backed Securities ETF	9,892	522,298

Total Mortgage Backed Securities Funds		1,818,515

Municipal Bond Fund — 2.2%
VanEck Vectors High-Yield Municipal Index ETF	8,236	254,739

U.S. Dollar Fund — 1.7%
PowerShares DB U.S. Dollar Index Bullish Fund*(a)	8,080	194,486

U.S. Large Cap Core Funds — 2.9%
PowerShares KBW Bank Portfolio	1,468	72,754
SPDR S&P Bank ETF	5,878	254,753

Total U.S. Large Cap Core Funds		327,507

U.S. Large Cap Growth Funds — 3.0%
Guggenheim S&P 500 Pure Growth ETF	86	8,365
iShares Russell 1000 Growth ETF	1,193	145,188
iShares S&P 500 Growth ETF	526	73,861
Vanguard Growth ETF(a)	864	112,553

Total U.S. Large Cap Growth Funds		339,967

	Shares	Value
Investment Companies (continued)
U.S. Preferred Fund — 5.3%
iShares U.S. Preferred Stock ETF	15,357	$602,762

U.S. Short Term Treasury Bond Funds — 17.8%
iShares Short Treasury Bond ETF(b)	3,289	363,040
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	2,559	117,023
Vanguard Short-Term Bond ETF	19,479	1,558,709

Total U.S. Short Term Treasury Bond Funds		2,038,772

U.S. Small Cap Growth Funds — 1.0%
iShares Russell 2000 Growth ETF(a)	303	51,528
iShares S&P Small-Cap 600 Growth ETF	180	28,431
Vanguard Small-Cap Growth ETF(a)	273	40,328

Total U.S. Small Cap Growth Funds		120,287

Total Investment Companies
(Cost $11,278,301)		11,445,872

Short-Term Investment — 0.3%

Money Market Fund — 0.3%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.91%(c)
(Cost $33,477)	33,477	33,477

Investment of Cash Collateral For Securities Loaned — 20.5%

Money Market Fund — 20.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.92%(d)
(Cost $2,341,884)	2,341,884	2,341,884

Total Investments — 120.9%
(Cost $13,653,662)		13,821,233
Other Assets and Liabilities, Net — (20.9)%		(2,384,695)
Net Assets — 100.0%		$11,436,538

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $2,944,615; total market value of collateral held by the Fund was $3,007,603. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $665,719.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $25,719.
(c)	Reflects the 7-day yield at July 31, 2017.
(d)	Reflects the 1-day yield at July 31, 2017.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Market Neutral Tracker ETF (continued)

July 31, 2017 (unaudited)

Total return swap contracts outstanding at July 31, 2017:
			Notional
	Annual		Amount	Unrealized
	Financing Rate	Expiration	Long	Appreciation
Total Return Benchmark	(Received) Paid %	Date	(Short)	(Depreciation)(e)
CurrencyShares Australian Dollar Trust	(2.25)	4/09/2018	$(337,853)	$–
CurrencyShares British Pound Sterling Trust	2.16	5/21/2018	46,509	–
CurrencyShares Euro Trust	1.99	5/21/2018	53,792	–
Guggenheim S&P 500 Pure Growth ETF	2.16	5/21/2018	1,459	–
iShares 3-7 Year Treasury Bond ETF	(0.50)	4/09/2018	(342,900)	–
iShares Core MSCI Emerging Markets ETF	0.76	4/09/2018	(79,449)	–
iShares Edge MSCI Min Vol USA ETF	0.45	4/09/2018	(230,730)	–
iShares Europe ETF	2.16	5/21/2018	1,047	–
iShares Floating Rate Bond ETF	2.16	5/21/2018	324,335	–
iShares iBoxx $ High Yield Corporate Bond ETF	(0.75)	4/09/2018	(208,850)	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.12	5/21/2018	115,781	–
iShares MBS ETF	2.16	5/21/2018	231,743	–
iShares MSCI All Country Asia ex Japan ETF	2.16	5/21/2018	1,346	–
iShares MSCI Eurozone ETF	2.16	5/21/2018	4,621	–
iShares MSCI Japan ETF	2.16	5/21/2018	25,354	–
iShares MSCI Pacific ex Japan ETF	2.16	5/21/2018	1,115	–
iShares Russell 1000 Growth ETF	2.16	5/21/2018	25,922	–
iShares Russell 1000 Value ETF	0.76	4/09/2018	(154,821)	–
iShares Russell 2000 Growth ETF	2.16	5/21/2018	9,183	–
iShares Russell 2000 Value ETF	–	4/09/2018	(18,103)	–
iShares S&P 500 Growth ETF	2.16	5/21/2018	13,199	–
iShares S&P 500 Value ETF	(0.75)	4/09/2018	(56,722)	–
iShares S&P Small-Cap 600 Growth ETF	2.16	5/21/2018	5,054	–
iShares S&P Small-Cap 600 Value ETF	(1.75)	4/09/2018	(9,861)	–
iShares Short Treasury Bond ETF	2.03	5/21/2018	64,903	–
iShares U.S. Credit Bond ETF	2.07	5/21/2018	2,468	–
iShares U.S. Preferred Stock ETF	2.16	5/21/2018	107,781	–
PowerShares DB U.S. Dollar Index Bullish Fund	2.16	5/21/2018	34,781	–
PowerShares KBW Bank Portfolio	2.16	5/21/2018	13,034	–
PowerShares S&P 500 Low Volatility Portfolio	0.76	4/09/2018	(117,223)	–
PowerShares Senior Loan Portfolio	2.09	5/21/2018	370,924	–
SPDR Blackstone / GSO Senior Loan ETF	2.11	5/21/2018	73,479	–
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	1.98	5/21/2018	20,944	–
SPDR Bloomberg Barclays Convertible Securities ETF	0.76	4/09/2018	(88,178)	–
SPDR Bloomberg Barclays High Yield Bond ETF	0.40	4/09/2018	(135,089)	–

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Market Neutral Tracker ETF (continued)

July 31, 2017 (unaudited)

Total return swap contracts outstanding at July 31, 2017 (continued):

			Notional
	Annual		Amount	Unrealized
	Financing Rate	Expiration	Long	Appreciation
Total Return Benchmark	(Received) Paid %	Date	(Short)	(Depreciation)(e)
SPDR S&P Bank ETF	2.16	5/21/2018	$45,550	$–
VanEck Vectors High-Yield Municipal Index ETF	2.16	5/21/2018	45,560	–
Vanguard FTSE Emerging Markets ETF	0.76	4/09/2018	(135,826)	–
Vanguard FTSE Europe ETF	2.16	5/21/2018	5,670	–
Vanguard FTSE Pacific ETF	2.16	5/21/2018	1,555	–
Vanguard Growth ETF	2.16	5/21/2018	20,192	–
Vanguard Mortgage-Backed Securities ETF	2.16	5/21/2018	93,403	–
Vanguard Short-Term Bond ETF	2.02	5/21/2018	278,710	–
Vanguard Small-Cap Growth ETF	2.16	5/21/2018	7,238	–
Vanguard Small-Cap Value ETF	(0.85)	4/09/2018	(24,211)	–
Vanguard Value ETF	0.76	4/09/2018	(134,230)	–
				$–

_______________

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.

(e) Reflects a reset date of July 31, 2017.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(f)
Investment Companies	$11,445,872	$—	$—	$11,445,872
Short-Term Investment:
Money Market Fund	33,477	—	—	33,477
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	2,341,884	—	—	2,341,884
Total Investments in Securities	13,821,233	—	—	13,821,233
Other Financial Instruments:(g)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$13,821,233	$—	$—	$13,821,233
Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(g)
Swap Contracts	$—	$—	$—	$—
Total Other Financial Instruments	$—	$—	$—	$—

(f)	For a complete listing of investments and their industries, see the Schedules of Investments.
(g)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2017, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Long/Short Tracker ETF

July 31, 2017 (unaudited)

	Shares	Value
Exchange Traded Note — 1.1%
Volatility Fund — 1.1%
iPATH S&P 500 VIX Short-Term Futures ETN*(a)
(Cost $70,908)	4,208	$47,256

Investment Companies — 98.8%
Floating Rate Funds — 8.1%
PowerShares Senior Loan Portfolio	12,168	283,149
SPDR Blackstone / GSO Senior Loan ETF	1,178	56,061

Total Floating Rate Funds		339,210

International Equity Core Fund — 14.8%
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	20,693	623,480

International Small Cap Equity Funds — 12.8%
iShares MSCI EAFE Small-Cap ETF	5,818	347,974
SPDR S&P International Small Cap ETF	1,007	34,641
Vanguard FTSE All World ex-U.S. Small-Cap ETF	1,387	155,386

Total International Small Cap Equity Funds		538,001

Investment Grade Corporate Bond Funds — 14.6%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	4,952	599,736
iShares U.S. Credit Bond ETF	116	13,012

Total Investment Grade Corporate Bond Funds		612,748

U.S. Large Cap Core Funds — 15.5%
Financial Select Sector SPDR Fund	16,314	409,318
Health Care Select Sector SPDR Fund	1,612	128,783
Technology Select Sector SPDR Fund(b)	1,982	113,291

Total U.S. Large Cap Core Funds		651,392

U.S. Large Cap Growth Funds — 10.8%
Guggenheim S&P 500 Pure Growth ETF	114	11,088
iShares Russell 1000 Growth ETF	1,595	194,112
iShares S&P 500 Growth ETF	703	98,715
Vanguard Growth ETF	1,156	150,592

Total U.S. Large Cap Growth Funds		454,507

U.S. Preferred Fund — 16.1%
iShares U.S. Preferred Stock ETF	17,230	676,278

U.S. Short Term Treasury Bond Funds — 0.8%
iShares Short Treasury Bond ETF	53	5,850
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	41	1,875
Vanguard Short-Term Bond ETF(a)	313	25,046

Total U.S. Short Term Treasury Bond Funds		32,771

U.S. Small Cap Growth Funds — 5.3%
iShares Russell 2000 Growth ETF(a)	557	94,723
iShares S&P Small-Cap 600 Growth ETF	330	52,124
Vanguard Small-Cap Growth ETF(a)	501	74,008

Total U.S. Small Cap Growth Funds		220,855

Total Investment Companies
(Cost $3,977,609)		4,149,242

	Shares	Value
Short-Term Investment — 0.4%
Money Market Fund — 0.4%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.91%(c)
(Cost $17,278)	17,278	$17,278

Investment of Cash Collateral For Securities Loaned — 5.8%

Money Market Fund — 5.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.92%(d)
(Cost $242,721)	242,721	242,721

Total Investments — 106.1%
(Cost $4,308,516)		4,456,497
Other Assets and Liabilities, Net — (6.1)%		(253,813)
Net Assets — 100.0%		$4,202,684

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $823,479; total market value of collateral held by the Fund was $845,369. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $602,648.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $11,318.
(c)	Reflects the 7-day yield at July 31, 2017.
(d)	Reflects the 1-day yield at July 31, 2017.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Long/Short Tracker ETF (continued)

July 31, 2017 (unaudited)

Total return swap contracts outstanding at July 31, 2017:

			Notional
	Annual		Amount	Unrealized
	Financing Rate	Expiration	Long	Appreciation
Total Return Benchmark	(Received) Paid %	Date	(Short)	(Depreciation)(e)
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	2.16	3/28/2019	$100,634	$–
Energy Select Sector SPDR Fund	0.65	3/28/2019	(127,977)	–
Financial Select Sector SPDR Fund	2.16	3/28/2019	66,087	–
Guggenheim S&P 500 Pure Growth ETF	2.16	3/28/2019	1,751	–
Health Care Select Sector SPDR Fund	2.16	3/28/2019	20,771	–
iPATH S&P 500 VIX Short-Term Futures ETN	2.16	3/28/2019	7,625	–
iShares Core MSCI EAFE ETF	0.25	3/28/2019	(13,835)	–
iShares Core MSCI Emerging Markets ETF	0.76	3/28/2019	(48,514)	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.16	3/28/2019	96,767	–
iShares MSCI EAFE Small-Cap ETF	2.16	3/28/2019	56,162	–
iShares Russell 1000 Growth ETF	2.16	3/28/2019	31,277	–
iShares Russell 1000 Value ETF	0.76	3/28/2019	(56,490)	–
iShares Russell 2000 Growth ETF	2.16	3/28/2019	15,305	–
iShares Russell 2000 Value ETF	–	3/28/2019	(43,472)	–
iShares S&P 500 Growth ETF	2.16	3/28/2019	15,868	–
iShares S&P 500 Value ETF	(0.75)	3/28/2019	(20,646)	–
iShares S&P Small-Cap 600 Growth ETF	2.16	3/28/2019	8,371	–
iShares S&P Small-Cap 600 Value ETF	(1.75)	3/28/2019	(23,807)	–
iShares Short Treasury Bond ETF	2.16	3/28/2019	993	–
iShares U.S. Credit Bond ETF	2.16	3/28/2019	2,131	–
iShares U.S. Preferred Stock ETF	2.16	3/28/2019	109,154	–
iShares U.S. Real Estate ETF	0.25	3/28/2019	(14,116)	–
PowerShares Senior Loan Portfolio	2.16	3/28/2019	45,702	–
SPDR Blackstone / GSO Senior Loan ETF	2.16	3/28/2019	9,042	–
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	2.16	3/28/2019	320	–
SPDR Dow Jones REIT ETF	(0.75)	3/28/2019	(9,191)	–
SPDR S&P International Small Cap ETF	2.16	3/28/2019	5,607	–
Technology Select Sector SPDR Fund	2.16	3/28/2019	18,291	–
Vanguard FTSE All World ex-U.S. Small-Cap ETF	2.16	3/28/2019	25,095	–
Vanguard FTSE Developed Markets ETF	0.76	3/28/2019	(27,079)	–
Vanguard FTSE Emerging Markets ETF	0.76	3/28/2019	(82,923)	–
Vanguard Growth ETF	2.16	3/28/2019	24,361	–
Vanguard REIT ETF	0.76	3/28/2019	(102,881)	–
Vanguard Short-Term Bond ETF	2.16	3/28/2019	4,001	–
Vanguard Small-Cap Growth ETF	2.16	3/28/2019	11,965	–
Vanguard Small-Cap Value ETF	(0.85)	3/28/2019	(58,231)	–

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Long/Short Tracker ETF (continued)

July 31, 2017 (unaudited)

Total return swap contracts outstanding at July 31, 2017: (continued)
Notional
	Annual		Amount	Unrealized
	Financing Rate	Expiration	Long	Appreciation
Total Return Benchmark	(Received) Paid %	Date	(Short)	(Depreciation)(e)
Vanguard Value ETF	0.76	3/28/2019	$(48,927)	$–
$–
_______________

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.

(e) Reflects a reset date of July 31, 2017.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(f)
Exchange Traded Notes	$47,256	$—	$—	$47,256
Investment Companies	4,149,242	—	—	4,149,242
Short-Term Investment:
Money Market Fund	17,278	—	—	17,278
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	242,721	—	—	242,721
Total Investments in Securities	4,456,497	—	—	4,456,497
Other Financial Instruments:(g)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$4,456,497	$—	$—	$4,456,497
Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(g)
Swap Contracts	$—	$—	$—	$—
Total Other Financial Instruments	$—	$—	$—	$—

(f)	For a complete listing of investments and their industries, see the Schedules of Investments.
(g)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the year ended July 31, 2017, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Event-Driven Tracker ETF

July 31, 2017 (unaudited)

	Shares	Value
Investment Companies — 99.8%
Convertible Bonds Fund — 26.5%
SPDR Bloomberg Barclays Convertible Securities ETF(a)	16,404	$836,112

Floating Rate Funds — 23.5%
PowerShares Senior Loan Portfolio	26,630	619,680
SPDR Blackstone / GSO Senior Loan ETF	2,579	122,735

Total Floating Rate Funds		742,415

High Yield Corporate Bond Funds — 10.7%
iShares iBoxx $ High Yield Corporate Bond ETF	2,316	205,915
SPDR Bloomberg Barclays High Yield Bond ETF(b)	3,562	133,219

Total High Yield Corporate Bond Funds		339,134

Investment Grade Corporate Bond Fund — 31.9%
Vanguard Short-Term Corporate Bond ETF(b)	12,564	1,008,135

U.S. Short Term Treasury Bond Funds — 0.1%
iShares Short Treasury Bond ETF	3	331
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	3	137
Vanguard Short-Term Bond ETF(b)	20	1,601

Total U.S. Short Term Treasury Bond Funds		2,069

U.S. Small Cap Growth Funds — 7.1%
iShares Russell 2000 Growth ETF(b)	562	95,574
iShares S&P Small-Cap 600 Growth ETF	334	52,755
Vanguard Small-Cap Growth ETF(b)	506	74,746

Total U.S. Small Cap Growth Funds		223,075

Total Investment Companies
(Cost $3,070,833)		3,150,940

Short-Term Investment — 0.2%

Money Market Fund — 0.2%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.91%(c)
(Cost $6,547)	6,547	6,547

Investment of Cash Collateral For Securities Loaned — 13.6%

Money Market Fund — 13.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.92%(d)
(Cost $428,699)	428,699	428,699

Total Investments — 113.6%
(Cost $3,506,079)		3,586,186
Other Assets and Liabilities, Net — (13.6)%		(430,095)
Net Assets — 100.0%		$3,156,091

(a)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $5,097.
(b)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $419,061; total market value of collateral held by the Fund was $428,699.
(c)	Reflects the 7-day yield at July 31, 2017.
(d)	Reflects the 1-day yield at July 31, 2017.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Event-Driven Tracker ETF (continued)

July 31, 2017 (unaudited)

Total return swap contracts outstanding at July 31, 2017:

			Notional
	Annual		Amount	Unrealized
	Financing Rate	Expiration	Long	Appreciation
Total Return Benchmark	(Received) Paid %	Date	(Short)	(Depreciation)(e)
iShares iBoxx $ High Yield Corporate Bond ETF	2.16	3/28/2019	$7,202	$–
iShares Russell 1000 Value ETF	0.76	3/28/2019	(6,798)	–
iShares Russell 2000 Growth ETF	2.16	3/28/2019	3,401	–
iShares S&P 500 Value ETF	(0.75)	3/28/2019	(2,448)	–
iShares S&P Small-Cap 600 Growth ETF	2.16	3/28/2019	1,895	–
iShares U.S. Preferred Stock ETF	(0.50)	3/28/2019	(93,729)	–
PowerShares Senior Loan Portfolio	2.16	3/28/2019	21,618	–
SPDR Blackstone / GSO Senior Loan ETF	2.16	3/28/2019	4,283	–
SPDR Bloomberg Barclays Convertible Securities ETF	2.16	3/28/2019	29,155	–
SPDR Bloomberg Barclays High Yield Bond ETF	2.16	3/28/2019	4,638	–
Vanguard Short-Term Bond ETF	2.16	3/28/2019	80	–
Vanguard Short-Term Corporate Bond ETF	2.16	3/28/2019	35,145	–
Vanguard Small-Cap Growth ETF	2.16	3/28/2019	2,659	–
Vanguard Value ETF	0.76	3/28/2019	(5,883)	–
				$–

_______________

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.
(e) Reflects a reset date of July 31, 2017.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(f)
Investment Companies	$3,150,940	$—	$—	$3,150,940
Short-Term Investment:
Money Market Fund	6,547	—	—	6,547
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	428,699	—	—	428,699
Total Investments in Securities	3,586,186	—	—	3,586,186
Other Financial Instruments:(g)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$3,586,186	$—	$—	$3,586,186
Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(g)
Swap Contracts	$—	$—	$—	$—
Total Other Financial Instruments	$—	$—	$—	$—

(f)	For a complete listing of investments and their industries, see the Schedules of Investments.
(g)	Reflects the unrealized appreciation (depreciation) of the instruments.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Event-Driven Tracker ETF (continued)

July 31, 2017 (unaudited)

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2017,the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments — IQ Global Resources ETF

July 31, 2017 (unaudited)

	Shares	Value
Common Stocks - 91.1%
Argentina - 0.0%(d)
Adecoagro SA*	1,844	18,753

Australia - 8.4%
Aurizon Holdings Ltd.	546,064	$2,188,471
BHP Billiton Ltd.	276,071	5,697,375
Evolution Mining Ltd.	308,916	547,503
Fortescue Metals Group Ltd.	161,279	739,066
GrainCorp Ltd., Class A	3,471	24,191
Independence Group NL(a)	107,710	258,831
Mineral Resources Ltd.	9,715	95,166
Newcrest Mining Ltd.	140,657	2,268,330
Northern Star Resources Ltd.	110,243	387,255
OceanaGold Corp.	112,230	306,029
OZ Minerals Ltd.	15,489	103,129
Regis Resources Ltd.	91,968	281,209
Sandfire Resources NL	8,180	37,812
South32 Ltd.	275,981	641,159
Washington H Soul Pattinson & Co., Ltd.(a)	63,714	897,278
Whitehaven Coal Ltd.*(a)	273,079	647,498
Woodside Petroleum Ltd.	8,354	194,547

Total Australia		15,314,849
Canada – 12.9%
Agnico Eagle Mines Ltd.	41,466	1,930,139
AGT Food & Ingredients, Inc.	363	7,382
Alamos Gold, Inc., Class A	54,888	387,558
B2Gold Corp.*	178,628	447,088
Barrick Gold Corp.	214,046	3,608,084
Canadian Natural Resources Ltd.	11,046	336,799
Canfor Corp.*	36,726	614,376
Centerra Gold, Inc.	53,456	284,261
Detour Gold Corp.*	32,048	401,833
Eldorado Gold Corp.	131,546	277,703
Enbridge, Inc.	16,207	669,768
First Majestic Silver Corp.*	30,191	247,699
Goldcorp, Inc.	156,737	2,051,725
Hudbay Minerals, Inc.	12,305	95,248
IAMGOLD Corp.*	85,291	459,005
Imperial Oil Ltd.	8,406	240,508
Kinross Gold Corp.*	228,869	940,695
Kirkland Lake Gold Ltd.	37,890	391,459
Labrador Iron Ore Royalty Corp.	3,319	45,702
Lundin Mining Corp.	37,688	270,330
Maple Leaf Foods, Inc.	55,631	1,532,961
New Gold, Inc.*	105,639	352,257
Norbord, Inc.	23,802	842,220
Pan American Silver Corp.	28,106	471,973
Potash Corp. of Saskatchewan, Inc.	12,747	227,307
SEMAFO, Inc.*	59,636	143,540
Silver Standard Resources, Inc.*	21,925	212,491
Stella-Jones, Inc.	19,123	667,176
Suncor Energy, Inc.	16,429	534,299
Teck Resources Ltd., Class B	29,934	647,726
Torex Gold Resources, Inc.*	14,641	266,115
TransCanada Corp.	8,565	436,280
West Fraser Timber Co. Ltd.	21,616	1,145,144
Westshore Terminals Investment Corp.	19,500	367,998
Wheaton Precious Metals Corp.	81,050	1,638,434
Yamana Gold, Inc.	174,008	452,222

Total Canada		23,645,505
Chile - 0.3%
Antofagasta PLC	51,128	637,647

	Shares	Value
Common Stocks (continued)
China – 13.8%
Aluminum Corp. of China Ltd., Class H*(a)	772,929	484,927
Beijing Enterprises Water Group Ltd. *	309,902	257,519
China Agri-Industries Holdings Ltd.	79,678	35,706
China Coal Energy Co., Ltd., Class H	3,528,737	$1,744,003
China Modern Dairy Holdings Ltd.*(a)	2,624,122	470,384
China Petroleum & Chemical Corp., Class H	1,200,654	911,619
China Resources Power Holdings Co., Ltd.	1,280,278	2,442,481
China Shenhua Energy Co., Ltd., Class H	5,293,529	13,189,513
CNOOC Ltd.	442,765	495,479
Jiangxi Copper Co., Ltd., Class H	179,582	327,886
MMG Ltd.*	412,114	183,627
PetroChina Co., Ltd., Class H	1,815,004	1,168,924
Shougang Fushan Resources Group Ltd.	1,378,743	319,523
Yanzhou Coal Mining Co., Ltd., Class H(a)	1,307,313	1,287,202
Zhaojin Mining Industry Co., Ltd., Class H(a)	591,232	485,240
Zijin Mining Group Co., Ltd., Class H	3,954,292	1,432,834

Total China		25,236,867
Finland - 4.2%
Stora Enso OYJ, Class R	218,085	2,905,483
UPM-Kymmene OYJ	147,536	4,002,475
Valmet OYJ	41,443	752,464

Total Finland		7,660,422
France - 1.1%
Suez	19,999	360,285
TOTAL SA	24,518	1,241,833
Veolia Environnement SA	19,442	436,781

Total France		2,038,899
Germany - 0.2%
Aurubis AG	2,332	206,977
BayWa AG	528	19,450
GEA Group AG	2,921	118,279
Suedzucker AG	3,099	65,877

Total Germany		410,583
Hong Kong - 0.7%
C.P. Pokphand Co., Ltd.	10,841,967	1,013,378
Hong Kong & China Gas Co., Ltd.	138,725	262,525
Noble Group Ltd.*(a)	348,584	96,315

Total Hong Kong		1,372,218
India - 0.1%
Vedanta Resources PLC	14,012	142,148
Indonesia - 0.1%
Sakari Resources Ltd.*(b)(c)	240,456	161,225

Ireland - 0.2%
Greencore Group PLC	10,608	31,299
Origin Enterprises PLC	53,745	416,944

Total Ireland		448,243
Italy - 0.3%
Eni SpA	35,712	562,937

Japan - 3.8%
Daio Paper Corp.	40,300	522,647
Doutor Nichires Holdings Co. Ltd.	721	15,902
Dowa Holdings Co., Ltd.	15,347	124,032
Fuji Oil Holdings, Inc.	1,305	30,802
Fujicco Co. Ltd.	453	10,959
Hokuto Corp.	487	8,669
Inpex Corp.	14,482	140,632
Itoham Yonekyu Holdings, Inc.	127,256	1,180,482
Kurita Water Industries Ltd.	4,003	113,755

See Notes to Schedules of Investments.

Schedules of Investments — IQ Global Resources ETF (continued)

July 31, 2017 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Mitsui Mining & Smelting Co., Ltd.	29,618	129,467
Mitsui Sugar Co., Ltd.	405	12,279
NH Foods Ltd.	90,137	2,663,445
Nichirei Corp.	2,088	58,580
Nippon Flour Mills Co., Ltd.	1,218	19,599
Nippon Paper Industries Co., Ltd.	32,007	636,983
Nisshin Oillio Group Ltd. (The)	2,521	14,898
Nisshin Seifun Group, Inc.	4,582	$75,140
Pacific Metals Co., Ltd.*	10,118	27,105
Prima Meat Packers Ltd.	107,740	686,447
Sumitomo Metal Mining Co., Ltd.	28,607	431,972
UACJ Corp.	25,028	73,842
Yamazaki Baking Co., Ltd.	3,330	66,724

Total Japan		7,044,361
Jersey - 1.1%
Centamin PLC	211,495	462,849
Randgold Resources Ltd.	17,264	1,606,855

Total Jersey		2,069,704

Mexico - 1.5%
Fresnillo PLC	135,274	2,739,279

Monaco - 0.2%
Endeavour Mining Corp.*	17,141	325,399

Netherlands - 1.3%
Royal Dutch Shell PLC, Class B	81,539	2,313,334

Norway - 0.8%
Norsk Hydro ASA	105,947	680,488
Statoil ASA	32,284	602,255
Yara International ASA	4,147	164,434

Total Norway		1,447,177
Peru – 1.1%
Hochschild Mining PLC	93,114	388,403
Southern Copper Corp.(a)	40,089	1,577,101

Total Peru		1,965,504
Portugal - 0.5%
Navigator Co. SA (The)	193,440	830,160

Russia - 0.9%
Evraz PLC*	73,617	230,986
Polymetal International PLC	78,957	960,778
United Co. RUSAL PLC	787,928	429,771

Total Russia		1,621,535
Singapore - 0.4%
First Resources Ltd.	24,041	33,124
Geo Energy Resources Ltd.	322,637	60,619
Golden Agri-Resources Ltd.	193,272	56,250
Japfa Ltd.	757,322	323,642
Wilmar International Ltd.	95,871	235,934

Total Singapore		709,569
Spain - 0.3%
Ebro Foods SA	2,335	55,665
Gas Natural SDG SA	9,924	231,551
Repsol SA	14,840	247,749

Total Spain		534,965
Sweden - 1.4%
AAK AB(a)	642	47,382
Boliden AB	14,185	444,714
Holmen AB, B Shares	23,228	1,046,962
Sandvik AB	65,054	1,023,776

Total Sweden		2,562,834
Switzerland - 2.3%
Bell Food Group AG	1,709	788,211

	Shares	Value
Common Stocks (continued)
Switzerland (continued)
Ferrexpo PLC	30,526	95,941
Glencore PLC*	746,530	3,288,663

Total Switzerland		4,172,815
United Kingdom - 5.2%
Acacia Mining PLC	75,280	172,886
Anglo American PLC*	72,845	1,202,841
BP PLC	195,144	$1,146,901
Cranswick PLC	21,601	826,422
Johnson Matthey PLC	10,037	371,827
KAZ Minerals PLC*	23,167	219,293
Pennon Group PLC	14,766	156,707
Pentair PLC	6,462	407,558
Rio Tinto PLC	93,698	4,348,141
Severn Trent PLC	8,358	246,820
Tate & Lyle PLC	7,052	62,476
United Utilities Group PLC	24,179	286,091

Total United Kingdom		9,447,963
United States - 27.8%
Alcoa Corp.	9,553	347,729
Allegheny Technologies, Inc.(a)	5,642	106,860
American States Water Co.(a)	1,298	64,186
American Water Works Co., Inc.	6,302	511,092
Anadarko Petroleum Corp.	5,541	253,057
Andersons, Inc. (The)	430	14,813
Apache Corp.(a)	3,772	186,639
Aqua America, Inc.(a)	6,296	210,160
Archer-Daniels-Midland Co.	8,661	365,321
Baker Hughes a GE Co.	4,218	155,602
Bunge Ltd.	2,130	166,971
Century Aluminum Co.*(a)	4,525	75,929
CF Industries Holdings, Inc.	3,538	103,840
Chevron Corp.	18,788	2,051,462
Cliffs Natural Resources, Inc.*(a)	15,372	118,672
Cloud Peak Energy, Inc.*(a)	19,975	69,114
Coeur Mining, Inc.*(a)	33,336	276,022
Conagra Brands, Inc.	6,458	221,122
Concho Resources, Inc.*	1,469	191,352
ConocoPhillips	12,268	556,599
CONSOL Energy, Inc.*(a)	61,219	1,026,030
Continental Resources, Inc.*(a)	3,723	124,460
Devon Energy Corp.	5,213	173,645
Domtar Corp.	17,975	702,104
EOG Resources, Inc.	5,724	544,581
Exxon Mobil Corp.	42,045	3,365,282
Ferroglobe PLC	8,912	113,895
Flowserve Corp.	4,627	190,309
FMC Corp.	2,031	155,128
Freeport-McMoRan, Inc.*	70,619	1,032,450
Fresh Del Monte Produce, Inc.	770	39,632
General Mills, Inc.	8,744	486,691
Hain Celestial Group, Inc. (The)*	1,570	70,195
Halliburton Co.	8,607	365,281
Hecla Mining Co.(a)	72,663	393,107
Hess Corp.(a)	3,139	139,811
Hormel Foods Corp.(a)	226,365	7,734,892
IDEX Corp.	2,706	315,357
Ingredion, Inc.	1,088	134,172
JM Smucker Co. (The)	1,767	215,397
KapStone Paper and Packaging Corp.	26,767	611,894
Kellogg Co.	5,313	361,284
Kinder Morgan, Inc.	22,139	452,300
Lamb Weston Holdings, Inc.	2,217	97,504
Louisiana-Pacific Corp.*	39,909	1,002,115

See Notes to Schedules of Investments.

Schedules of Investments — IQ Global Resources ETF (continued)

July 31, 2017 (unaudited)

	Shares	Value
Common Stocks (continued)
United States (continued)
Marathon Petroleum Corp.	5,235	293,108
McEwen Mining, Inc.(a)	54,990	143,524
National Oilwell Varco, Inc.	3,769	123,284
Neenah Paper, Inc.	4,642	370,896
Newmont Mining Corp.	97,887	$3,638,460
Noble Energy, Inc.	4,319	124,862
Occidental Petroleum Corp.	7,582	469,553
Phillips 66	5,127	429,386
Pilgrim's Pride Corp.*(a)	106,462	2,585,962
Pioneer Natural Resources Co.	1,688	275,313
Post Holdings, Inc.*(a)	976	81,203
Rexnord Corp.*(a)	3,667	84,928
Royal Gold, Inc.	11,993	1,039,313
Sanderson Farms, Inc.	9,732	1,272,459
Schlumberger Ltd.	13,779	945,239
Seaboard Corp.	501	2,141,775
SunCoke Energy, Inc.*	17,115	153,179
Tahoe Resources, Inc.(a)	57,115	311,482
Tyson Foods, Inc., Class A	149,775	9,489,744
Valero Energy Corp.	4,450	306,917
Westmoreland Coal Co.*	4,942	21,300
Williams Cos., Inc. (The)	8,194	260,405
Xylem, Inc.(a)	6,372	361,484

Total United States		50,817,834
Zambia - 0.2%
First Quantum Minerals Ltd.	35,752	393,957

Total Common Stocks
(Cost $158,992,293)		166,646,686
Short-Term Investment — 7.5%
Money Market Fund — 7.5%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.91%(e)
(Cost $13,801,422)	13,801,422	13,801,422

Investment of Cash Collateral For Securities Loaned — 2.1%
Money Market Fund — 2.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.92%(f)
(Cost $3,865,546)	3,865,546	3,865,546

Total Investments — 100.7%
(Cost $176,659,261)		184,313,654
Other Assets and Liabilities, Net — (0.7)%		(1,240,655)
Net Assets — 100.0%		$183,072,999

Industry	Value	% of Net Assets
Precious Metals	$33,389,868	18.2%
Livestock	33,127,148	18.1
Industrial Metals	27,245,380	14.9
Coal	24,671,749	13.5
Energy	23,526,077	12.9
Money Market Fund	17,666,968	9.6
Timber	16,653,098	9.1
Water	4,003,033	2.2
Grains Food Fiber	4,030,333	2.2
Total Investments	$184,313,654	100.7%
Other Assets and Liabilities, Net	(1,240,655)	(0.7)
Total Net Assets	$183,072,999	100.0%

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $8,302,354; total market value of collateral held by the Fund was $8,982,525. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $5,116,979.
(b)	Security has been deemed illiquid because it may not be able to be resold within seven days at approximately the price shown. At July 31, 2017, the value of this security was $161,225.
(c)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(d)	Less than 0.05%.
(e)	Reflects the 7-day yield at July 31, 2017.
(f)	Reflects the 1-day yield at July 31, 2017.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Global Resources ETF (continued)

July 31, 2017 (unaudited)

Total return swap contracts outstanding at July 31, 2017:
			Notional
	Annual		Amount	Unrealized
	Financing Rate	Expiration	Long	Appreciation
Total Return Benchmark	(Received) Paid %	Date	(Short)	(Depreciation)(g)
iShares MSCI EAFE ETF	0.76	4/10/2018	$(18,016,284)	$–
SPDR S&P 500 ETF Trust	0.76	4/10/2018	(17,911,307)	–
				$–
_______________
Cash posted has been segregated as collateral for swaps in the amount of $965,028 at July 31, 2017.

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.
(g) Reflects a reset date of July 31, 2017.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3		Total
Investments in Securities:(h)
Common Stocks	$166,485,461	$–	$161,225	(i)	$166,646,686
Short-Term Investment:
Money Market Fund	13,801,422	–	–		13,801,422
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	3,865,546	–	–		3,865,546
Total Investments in Securities	184,152,429	–	161,225		184,313,654
Other Financial Instruments:(j)
Swap Contracts	–	–	–		–
Total Investments in Securities and Other Financial Instruments	$184,152,429	$–	$161,225		$184,313,654
Liability Valuation Inputs
Description	Level 1	Level 2	Level 3		Total
Other Financial Instruments:(j)
Swap Contracts	$–	$–	$–		$–
Total Other Financial Instruments	$–	$–	$–		$–

(h)	For a complete listing of investments and their countries, see the Schedules of Investments.
(i)	The Level 3 security, valued at $161,225 has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(j)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2017, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments — IQ Global Resources ETF (continued)

July 31, 2017 (unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of April 30, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2017(k)
Common Stock:
Sakari Resources Ltd.(l)	$182,256	$–	$–	$(21,031)	$–	$–	$–	$–	$161,225	$(21,031)
Total	$182,256	$–	$–	$(21,031)	$–	$–	$–	$–	$161,225	$(21,031)

Information about Level 3 fair value measurements as of July 31, 2017.
Security Type	Fair Value	Valuation Technique				Unobservable Inputs
Common Stock	$161,225	Peer Analysis				Comparable Securities

(k)	Included in "Net change in unrealized appreciation (depreciation) on investments".
(l)	Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Merger Arbitrage ETF

July 31, 2017 (unaudited)

	Shares	Value
Common Stocks — 92.6%
Consumer Discretionary — 13.4%
Intrawest Resorts Holdings, Inc.*	29,419	$698,701
Sky PLC	284,996	3,625,741
Staples, Inc.	380,498	3,862,055
Time Warner, Inc.	204,692	20,964,555
Tribune Media Co., Class A	111,388	4,695,004

Total Consumer Discretionary		33,846,056

Consumer Staples — 6.7%
Booker Group PLC	520,373	1,320,615
Whole Foods Market, Inc.(a)	371,450	15,511,752

Total Consumer Staples		16,832,367

Energy — 5.5%
Amec Foster Wheeler PLC	213,128	1,246,977
Atwood Oceanics, Inc.*(b)	378,616	2,975,922
Rice Energy, Inc.*	286,267	8,006,888
Sakari Resources Ltd.*(c)(d)	425	285
Veresen, Inc.	113,365	1,650,775

Total Energy		13,880,847

Financials — 4.3%
Aberdeen Asset Management PLC	441,938	1,919,180
Astoria Financial Corp.	93,558	1,888,000
Capital Bank Financial Corp., Class A	23,067	876,546
Fidelity & Guaranty Life(b)	97,136	3,025,786
Fortress Investment Group LLC, Class A(b)	281,156	2,249,248
Stonegate Bank	18,434	858,103

Total Financials		10,816,863

Health Care — 25.2%
Akorn, Inc.*	492,547	16,559,430
Albany Molecular Research, Inc.*(b)	69,966	1,521,061
CR Bard, Inc.	71,204	22,828,002
PAREXEL International Corp.*	91,342	7,994,252
Patheon NV*	76,419	2,671,608
Spectranetics Corp. (The)*	26,491	1,019,904
STADA Arzneimittel AG(b)	33,845	2,625,636
VCA, Inc.*	61,709	5,713,019
VWR Corp.*	82,646	2,727,318

Total Health Care		63,660,230

Industrials — 6.3%
Berendsen PLC(b)	71,596	1,203,454
DigitalGlobe, Inc.*	57,836	2,018,477
Spotless Group Holdings Ltd.	1,280,516	1,175,645
Swift Transportation Co.*(b)	314,108	8,009,754
West Corp.	52,052	1,216,455
Zodiac Aerospace(b)	78,048	2,222,250

Total Industrials		15,846,035

Information Technology — 11.7%
Brocade Communications Systems, Inc.	471,205	5,951,319
Lattice Semiconductor Corp.*(b)	183,177	1,274,912
MoneyGram International, Inc.*	64,701	1,055,920
NeuStar, Inc., Class A*	90,617	3,026,608
NXP Semiconductors NV*	157,785	17,408,419
Xcerra Corp.*	88,692	861,199

Total Information Technology		29,578,377

	Shares	Value
Common Stocks (continued)
Materials — 9.2%
Huntsman Corp.(a)	845,428	$22,505,294
Tembec, Inc.*(b)	197,092	715,523

Total Materials		23,220,817

Real Estate — 4.1%
Care Capital Properties, Inc.	91,774	2,222,766
DuPont Fabros Technology, Inc.	76,997	4,799,223
FelCor Lodging Trust, Inc.	277,133	2,045,242
Kennedy Wilson Europe Real Estate PLC	92,136	1,388,373

Total Real Estate		10,455,604

Telecommunication Services — 5.3%
Level 3 Communications, Inc.*	178,049	10,447,915
Straight Path Communications, Inc., Class B*	9,994	1,792,924
Vocus Group Ltd.(b)	357,248	995,379

Total Telecommunication Services		13,236,218

Utilities — 0.9%
WGL Holdings, Inc.	24,969	2,140,343

Total Common Stocks
(Cost $225,082,808)		233,513,757
Right - 0.0%(e)
Health Care — 0.0%(e)
Dyax Corp. CVR*(c)(d)
(Cost $0)	23,351	25,920
Short-Term Investment — 7.9%
Money Market Fund — 7.9%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.91%(f)
(Cost $19,937,051)	19,937,051	19,937,051

Investment of Cash Collateral For Securities Loaned — 8.1%
Money Market Fund — 8.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.92%(g)
(Cost $20,427,074)	20,427,074	20,427,074

Total Investments — 108.6%
(Cost $265,446,933)		273,903,802
Other Assets and Liabilities, Net — (8.6)%		(21,757,354)
Net Assets — 100.0%		$252,146,448

*	Non-income producing securities.
(a)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $3,422,702.
(b)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $19,930,136; total market value of collateral held by the Fund was $20,568,039. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $140,965.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Merger Arbitrage ETF (continued)

July 31, 2017 (unaudited)

(c)	Securities have been deemed illiquid because they may not be able to be resold within seven days at approximately the price shown. At July 31, 2017, the value of this security was $26,205.
(d)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(e)	Less than 0.05%.
(f)	Reflects the 7-day yield at July 31, 2017.
(g)	Reflects the 1-day yield at July 31, 2017.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Merger Arbitrage ETF (continued)

July 31, 2017 (unaudited)

Total return swap contracts outstanding at July 31, 2017:
			Notional
	Annual		Amount	Unrealized
	Financing Rate	Expiration	Long	Appreciation
Total Return Benchmark	(Received) Paid %	Date	(Short)	(Depreciation)(h)
Consumer Discretionary Select Sector SPDR Fund	0.75	1/10/2019	$(904,281)	$–
Energy Select Sector SPDR Fund	0.65	1/10/2019	(9,455,710)	–
Financial Select Sector SPDR Fund	0.76	1/10/2019	(3,446,011)	–
Health Care Select Sector SPDR Fund	0.75	1/10/2019	(6,733,848)	–
Industrial Select Sector SPDR Fund	0.75	1/10/2019	(9,285,242)	–
Materials Select Sector SPDR Fund	0.75	1/10/2019	(239,378)	–
Technology Select Sector SPDR Fund	0.60	1/10/2019	(10,734,191)	–
Utilities Select Sector SPDR Fund	0.65	1/10/2019	(1,213,203)	–
Vanguard FTSE Europe ETF	0.50	1/10/2019	(27,261,133)	–
Vanguard REIT ETF	0.76	1/10/2019	(9,968,969)	–
Vanguard Telecommunication Services ETF	(6.50)	1/10/2019	(8,527,538)	–
				$–
_______________
Cash posted has been segregated as collateral for swaps in the amount of $400,000 at July 31, 2017.

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.
(h) Reflects a reset date of July 31, 2017.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3		Total
Investments in Securities:(i)
Common Stocks	$233,513,472	$–	$285	(j)	$233,513,757
Rights	–	–	25,920	(j)	25,920
Short-Term Investment:
Money Market Fund	19,937,051	–	–		19,937,051
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	20,427,074	–	–		20,427,074
Total Investments in Securities	273,877,597	–	26,205		273,903,802
Other Financial Instruments:(k)
Swap Contracts	–	–	–		–
Total Investments in Securities and Other Financial Instruments	$273,877,597	$–	$26,205		$273,903,802
Liability Valuation Inputs
Description	Level 1	Level 2	Level 3		Total
Other Financial Instruments:(k)
Swap Contracts	$–	$–	$–		$–
Total Other Financial Instruments	$–	$–	$–		$–

(i)	For a complete listing of investments and their industries, see the Schedules of Investments.
(j)	The Level 3 security, valued at $26,205 has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(k)	Reflects the unrealized appreciation (depreciation) of the instruments.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Merger Arbitrage ETF (continued)

July 31, 2017 (unaudited)

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2017, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of April 30, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2017(l)
Common Stock:
Sakari Resources Ltd.(m)	$322	$–	$–	$(37)	$–	$–	$–	$–	$285	$(37)
Right:
Dyax Corp. CVR(m)	25,920	–	–	–	–	–	–	–	25,920	–
Total	$26,242	$–	$–	$(37)	$–	$–	$–	$–	$26,205	$(37)

Information about Level 3 fair value measurements as of July 31, 2017.
Security Type	Fair Value	Valuation Technique				Unobservable Inputs
Common Stock	$285	Peer Analysis				Comparable Securities
Right	25,920	Issuer Specific Facts				Contingent Payment Terms

(l)	Included in "Net change in unrealized appreciation (depreciation) on investments".
(m)	Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Real Return ETF

July 31, 2017 (unaudited)

	Shares	Value
Investment Companies — 99.9%
Japanese Yen Fund — 10.2%
CurrencyShares Japanese Yen Trust*(a)	33,725	$2,942,169

U.S. Intermediate Term Treasury Bond Funds — 10.0%
iShares 3-7 Year Treasury Bond ETF	11,602	1,437,256
iShares 7-10 Year Treasury Bond ETF(a)	13,483	1,440,658

Total U.S. Intermediate Term Treasury Bond Funds		2,877,914

U.S. Large Cap Core Funds — 9.9%
Consumer Discretionary Select Sector SPDR Fund	1,030	94,101
Consumer Staples Select Sector SPDR Fund	1,391	76,950
Energy Select Sector SPDR Fund	810	53,962
Financial Select Sector SPDR Fund	3,976	99,758
Health Care Select Sector SPDR Fund	1,382	110,408
Industrial Select Sector SPDR Fund(a)	1,071	73,160
iShares Core S&P 500 ETF(a)	2,486	617,672
Materials Select Sector SPDR Fund	399	21,801
SPDR S&P 500 ETF Trust	6,146	1,516,648
Technology Select Sector SPDR Fund	2,798	159,934
Utilities Select Sector SPDR Fund	470	25,013
Vanguard Telecommunication Services ETF(a)	223	20,911

Total U.S. Large Cap Core Funds		2,870,318

U.S. REITS Funds — 0.1%
Real Estate Select Sector SPDR Fund(a)	729	23,758

U.S. Short Term Treasury Bond Funds — 69.7%
iShares Short Treasury Bond ETF	64,936	7,167,636
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	70,461	7,170,111
Schwab Short-Term U.S. Treasury ETF	41,553	2,098,011
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	79,574	3,638,919

Total U.S. Short Term Treasury Bond Funds		20,074,677

Total Investment Companies
(Cost $28,203,338)		28,788,836
Short-Term Investment — 0.1%
Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.91%(b)
(Cost $30,373)	30,373	30,373

Investment of Cash Collateral For Securities Loaned — 12.9%
Money Market Fund — 12.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.92%(c)
(Cost $3,724,326)	3,724,326	3,724,326

Total Investments — 112.9%
(Cost $31,958,037)		32,543,535
Other Assets and Liabilities, Net — (12.9)%		(3,727,686)
Net Assets — 100.0%		$28,815,849

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $4,256,282; total market value of collateral held by the Fund was $4,342,645. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $618,319.
(b)	Reflects the 7-day yield at July 31, 2017.
(c)	Reflects the 1-day yield at July 31, 2017.

1

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Real Return ETF (continued)

July 31, 2017 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(d)
Investment Companies	$28,788,837	$–	$–	$28,788,837
Short-Term Investment:
Money Market Fund	30,373	–	–	30,373
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	3,724,326	–	–	3,724,326
Total Investments in Securities	$32,543,536	$–	$–	$32,543,536

(d)	For a complete listing of investments and their industries, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2017, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Australia Small Cap ETF

July 31, 2017 (unaudited)

	Shares	Value
Common Stocks — 100.0%
Consumer Discretionary — 23.5%
Ainsworth Game Technology Ltd.	11,298	$21,738
APN Outdoor Group Ltd.	14,174	52,166
Automotive Holdings Group Ltd.(a)	18,808	57,509
Bapcor Ltd.	22,536	101,653
Breville Group Ltd.	10,924	87,648
Collins Foods Ltd.	8,930	42,776
Corporate Travel Management Ltd.	5,825	103,843
Fairfax Media Ltd.	186,804	147,644
G8 Education Ltd.	34,730	105,084
Greencross Ltd.	7,888	36,336
HT&E Ltd.	21,135	43,870
IDP Education Ltd.	10,208	42,622
InvoCare Ltd.	9,066	100,606
JB Hi-Fi Ltd.(a)	9,770	202,875
Mantra Group Ltd.(a)	25,289	60,770
Myer Holdings Ltd.(a)	61,837	37,519
Navitas Ltd.	16,434	65,207
Nine Entertainment Co. Holdings Ltd.	68,890	79,198
oOh!media Ltd.	11,718	37,607
Premier Investments Ltd.	7,238	78,876
RCG Corp., Ltd.(a)	26,073	19,046
Retail Food Group Ltd.(a)	12,289	47,583
Seven West Media Ltd.	75,495	48,820
Southern Cross Media Group Ltd.	65,008	68,766
Super Retail Group Ltd.(a)	11,856	79,413
Village Roadshow Ltd.	6,482	20,803
Webjet Ltd.	7,232	66,513

Total Consumer Discretionary		1,856,491

Consumer Staples — 9.0%
Asaleo Care Ltd.	25,370	26,938
Australian Agricultural Co., Ltd.*(a)	28,083	37,105
Bega Cheese Ltd.	11,164	61,231
Bellamy's Australia Ltd.(a)	8,241	46,384
Costa Group Holdings Ltd.	27,239	103,947
Elders Ltd.*	9,397	39,011
GrainCorp Ltd., Class A	19,354	134,890
Inghams Group Ltd.	16,996	46,134
Metcash Ltd.	83,219	174,067
Tassal Group Ltd.	13,568	41,053

Total Consumer Staples		710,760

Energy — 3.8%
Beach Energy Ltd.	121,645	66,038
Whitehaven Coal Ltd.*	53,274	126,318
WorleyParsons Ltd.*	11,532	108,454

Total Energy		300,810

Financials — 7.8%
Eclipx Group Ltd.	18,371	54,413
FlexiGroup Ltd.	22,033	33,949
Genworth Mortgage Insurance Australia Ltd.	19,938	47,912
IOOF Holdings Ltd.(a)	23,018	184,683
nib holdings Ltd.	37,181	170,383
Steadfast Group Ltd.	62,237	128,689

Total Financials		620,029

Health Care — 6.9%
Australian Pharmaceutical Industries Ltd.	33,279	46,627
Estia Health Ltd.	17,179	39,773
Japara Healthcare Ltd.(a)	19,712	32,104
Mayne Pharma Group Ltd.*(a)	111,461	85,426

	Shares	Value
Common Stocks (continued)
Health Care (continued)
Mesoblast Ltd.*(a)	22,966	$31,994
Nanosonics Ltd.*	20,715	39,029
Primary Health Care Ltd.	41,021	111,020
Regis Healthcare Ltd.(a)	11,425	33,657
Sigma Healthcare Ltd.	87,098	66,753
Sirtex Medical Ltd.	4,763	61,183

Total Health Care		547,566

Industrials — 14.7%
ALS Ltd.	42,180	249,864
Bingo Industries Ltd.*	24,845	40,067
Cleanaway Waste Management Ltd.	126,865	132,174
Downer EDI Ltd.	50,299	255,393
GWA Group Ltd.	16,626	43,006
IPH Ltd.	13,511	48,755
McMillan Shakespeare Ltd.	5,614	64,316
Monadelphous Group Ltd.	7,233	87,945
Programmed Maintenance Services Ltd.	19,706	46,882
Reliance Worldwide Corp., Ltd.	28,867	76,974
SmartGroup Corp., Ltd.	5,479	32,762
Spotless Group Holdings Ltd.	91,505	84,011

Total Industrials		1,162,149

Information Technology — 8.4%
Aconex Ltd.*(a)	13,348	40,601
Altium Ltd.	9,221	64,414
carsales.com Ltd.	15,624	154,172
Hansen Technologies Ltd.	12,064	36,695
IRESS Ltd.	9,183	94,646
MYOB Group Ltd.	29,523	78,487
NEXTDC Ltd.*	20,327	66,697
Technology One Ltd.	20,903	89,614
WiseTech Global Ltd.	6,469	36,307

Total Information Technology		661,633

Materials — 23.9%
CSR Ltd.	43,101	134,886
DuluxGroup Ltd.	32,890	173,039
Galaxy Resources Ltd.*(a)	29,595	43,474
Independence Group NL	46,142	110,881
Jacana Minerals Ltd.*(b)(c)	2,006	–
Metals X Ltd.*	39,364	25,612
Mineral Resources Ltd.	13,082	128,148
Northern Star Resources Ltd.	49,680	174,513
Nufarm Ltd.	15,766	106,484
Orocobre Ltd.*(a)	14,759	37,705
OZ Minerals Ltd.	25,523	169,938
Pact Group Holdings Ltd.	14,757	67,507
Pilbara Minerals Ltd.*(a)	87,230	27,160
Quintis Ltd.(a)(b)(c)	28,492	6,710
Regis Resources Ltd.	39,640	121,207
Resolute Mining Ltd.(a)	53,094	45,355
Sandfire Resources NL	12,994	60,064
Saracen Mineral Holdings Ltd.*	63,627	68,321
Sims Metal Management Ltd.	14,079	174,669
St. Barbara Ltd.*	42,313	91,545
Syrah Resources Ltd.*	20,980	48,238
Western Areas Ltd.*	22,482	42,538
Westgold Resources Ltd.*(a)	24,159	30,378

Total Materials		1,888,372

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Australia Small Cap ETF (continued)

July 31, 2017 (unaudited)

	Shares	Value
Common Stocks (continued)
Telecommunication Services — 2.0%
SpeedCast International Ltd.	11,910	$32,804
Vocus Group Ltd.	44,801	124,826

Total Telecommunication Services		157,630

Total Common Stocks
(Cost $7,482,790)		7,905,440
Investment of Cash Collateral For Securities Loaned — 11.2%
Money Market Fund — 11.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.92%(d)
(Cost $883,026)	883,026	883,026

Total Investments — 111.2%
(Cost $8,365,816)		8,788,466
Other Assets and Liabilities, Net — (11.2)%		(886,392)
Net Assets — 100.0%		$7,902,074

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $905,005; total market value of collateral held by the Fund was $960,892. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $77,866.
(b)	Securities have been deemed illiquid because they may not be able to be resold within seven days at approximately the price shown. At July 31, 2017, the value of these securities was $6,710.
(c)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(d)	Reflects the 1-day yield at July 31, 2017.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Australia Small Cap ETF (continued)

July 31, 2017 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3		Total
Investments in Securities:(e)
Common Stocks	$7,898,730	$–	$ 6,710	(f)	$7,905,440
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	883,026	–	–		883,026
Total Investments in Securities	$8,781,756	$–	$6,710		$8,788,466

(e)	For a complete listing of investments and their industries, see the Schedules of Investments.
(f)	The Level 3 securities, valued at $6,710 have been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2017, the Fund transferred common stock valued at $28,410 from Level 1 to Level 3 as a result of halted trade and $25,323 from Level 3 to Level 1 as a result of resumed trading. For the period ended July 31, 2017, there were no transfers between level 1 and level 2.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of April 30, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2017(g)
Common Stock:
Jacana Minerals Ltd. (h)	$221(i)	$–	$–	$(221)	$–	$–	$–	$–	$–(i)	$(221)
Pilbara Minerals Ltd	25,323	–	(1,418)	6,833	–	(3,578)	–	25,323	27,160	6,833
Quintis Ltd. (h)	28,410	–	(2,754)	(18,252)	–	(694)	28,410	–	6,710	(18,252)
Total	$53,954	$–	$(4,172)	$(11,640)	$–	$(4,272)	$28,410	$25,323	$33,870	$(11,640)

Information about Level 3 fair value measurements as of July 31, 2017.
Security Type	Fair Value	Valuation Technique				Unobservable Inputs
Common Stock	$–	Peer Analysis				Comparable Securities
Common Stock	6,710	Valued at Last Sale				Comparable Securities

(g)	Included in "Net change in unrealized appreciation (depreciation) on investments".
(h)	Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(i)	Includes a level 3 security valued at $0.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Canada Small Cap ETF

July 31, 2017 (unaudited)

	Shares	Value
Common Stocks — 99.7%
Consumer Discretionary — 7.2%
Aimia, Inc.	12,213	$14,161
Corus Entertainment, Inc., Class B	8,611	95,299
EnerCare, Inc.	8,330	139,483
Hudson's Bay Co.(a)	9,214	78,616
Martinrea International, Inc.	6,876	55,368
Quebecor, Inc., Class B	6,606	228,256
Stars Group, Inc. (The)*	8,713	154,048

Total Consumer Discretionary		765,231

Consumer Staples — 6.3%
Cott Corp.	10,962	169,617
Empire Co., Ltd., Class A	13,362	216,476
Jean Coutu Group (PJC), Inc. (The), Class A	6,100	101,362
Maple Leaf Foods, Inc.	6,568	180,987

Total Consumer Staples		668,442

Energy — 22.4%
Advantage Oil & Gas Ltd.*	14,651	100,403
Athabasca Oil Corp.*	32,458	26,993
Baytex Energy Corp.*(a)	18,551	51,920
Birchcliff Energy Ltd.	17,590	85,802
Bonavista Energy Corp.	18,455	46,191
CES Energy Solutions Corp.	20,277	103,286
Crew Energy, Inc.*	11,291	36,657
Ensign Energy Services, Inc.	10,093	53,833
Freehold Royalties Ltd.(a)	7,337	83,429
Gibson Energy, Inc.	11,383	147,732
Kelt Exploration Ltd.*	11,631	62,222
Kinder Morgan Canada Ltd.‡	8,272	116,220
MEG Energy Corp.*(a)	18,026	73,802
Mullen Group Ltd.	7,826	99,878
NexGen Energy Ltd.*	22,717	57,222
NuVista Energy Ltd.*	13,294	67,929
Obsidian Energy Ltd.*	40,131	47,173
Paramount Resources Ltd., Class A*	3,500	55,919
Parex Resources, Inc.*	11,817	144,954
Parkland Fuel Corp.	9,595	205,243
Pengrowth Energy Corp.*	35,279	26,518
Precision Drilling Corp.*	23,465	67,925
Raging River Exploration, Inc.*	16,857	107,703
Secure Energy Services, Inc.	12,505	94,196
Spartan Energy Corp.*	13,306	67,990
TORC Oil & Gas Ltd.(a)	14,412	64,653
Trican Well Service Ltd.*	25,198	73,546
Whitecap Resources, Inc.	29,124	214,491

Total Energy		2,383,830

Financials — 3.7%
Canadian Western Bank(a)	6,888	154,223
ECN Capital Corp.	29,561	93,608
Genworth MI Canada, Inc.	3,277	95,306
Home Capital Group, Inc.(a)	4,735	52,251

Total Financials		395,388

Health Care — 3.0%
Aphria, Inc.*(a)	9,556	49,364
Canopy Growth Corp.*(a)	12,226	88,282
Extendicare, Inc.	7,088	53,788
Knight Therapeutics, Inc.*	8,823	66,955

	Shares	Value
Common Stocks (continued)
Health Care (continued)
ProMetic Life Sciences, Inc.*	46,327	$58,161

Total Health Care		316,550

Industrials — 11.5%
Aecon Group, Inc.	4,628	55,734
Air Canada*	21,707	344,209
Bombardier, Inc., Class B*	153,768	308,630
Chorus Aviation, Inc.	9,641	59,208
Russel Metals, Inc.	4,926	98,240
TFI International, Inc.	6,989	163,806
WestJet Airlines Ltd.	9,312	185,041

Total Industrials		1,214,868

Information Technology — 0.4%
Real Matters, Inc.*	5,622	45,001

Materials — 34.8%
Alacer Gold Corp.*	23,301	38,756
Alamos Gold, Inc., Class A	23,949	169,101
B2Gold Corp.*	76,382	191,176
Canfor Corp.*	5,524	92,409
Centerra Gold, Inc.	17,155	91,224
Chemtrade Logistics Income Fund	7,518	104,845
Detour Gold Corp.*	13,991	175,426
Dominion Diamond Corp.	6,415	89,976
Eldorado Gold Corp.	57,322	121,011
Endeavour Mining Corp.*	5,375	102,037
First Majestic Silver Corp.*	12,873	105,615
Fortuna Silver Mines, Inc.*	12,770	63,618
Guyana Goldfields, Inc.*	13,360	51,387
Hudbay Minerals, Inc.	19,027	147,280
IAMGOLD Corp.*	37,141	199,879
Interfor Corp.*	5,599	86,903
Intertape Polymer Group, Inc.	4,496	86,393
Ivanhoe Mines Ltd., Class A*	48,999	192,775
Kirkland Lake Gold Ltd.	15,116	156,170
Klondex Mines Ltd.*	13,063	41,470
Labrador Iron Ore Royalty Corp.	5,140	70,778
Lucara Diamond Corp.	24,266	52,003
MAG Silver Corp.*	5,620	76,938
Nevsun Resources Ltd.	23,885	64,366
New Gold, Inc.*(a)	45,532	151,828
Norbord, Inc.	3,252	115,070
Novagold Resources, Inc.*(a)	18,704	83,159
Osisko Mining, Inc.*	12,006	43,203
Pan American Silver Corp.	12,044	202,250
Pretium Resources, Inc.*	11,477	109,947
Sandstorm Gold Ltd.*	12,080	49,651
SEMAFO, Inc.*	26,063	62,732
Silvercorp Metals, Inc.	13,026	38,228
SSR Mining, Inc.*	9,590	92,944
Torex Gold Resources, Inc.*	6,369	115,763
Western Forest Products, Inc.	31,520	62,508

Total Materials		3,698,819

Real Estate — 0.8%
Tricon Capital Group, Inc.	10,119	84,962

Utilities — 9.6%
Algonquin Power & Utilities Corp.	30,320	323,190
Capital Power Corp.	7,824	153,971
Just Energy Group, Inc.	7,675	41,059

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Canada Small Cap ETF (continued)

July 31, 2017 (unaudited)

	Shares	Value
Common Stocks (continued)
Utilities (continued)
Northland Power, Inc.	9,085	$168,689
Superior Plus Corp.	11,409	99,716
TransAlta Corp.	23,072	149,994
TransAlta Renewables, Inc.	7,225	84,467

Total Utilities		1,021,086

Total Common Stocks
(Cost $11,171,904)		10,594,177
Short-Term Investment — 0.3%
Money Market Fund — 0.3%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.91%(b)
(Cost $26,739)	26,739	26,739

Investment of Cash Collateral For Securities Loaned — 6.9%
Money Market Fund — 6.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.92%(c)
(Cost $731,989)	731,989	731,989

Total Investments — 106.9%
(Cost $11,930,632)		11,352,905
Other Assets and Liabilities, Net — (6.9)%		(722,011)
Net Assets — 100.0%		$10,630,894

‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $692,628; total market value of collateral held by the Fund was $731,989.
(b)	Reflects the 7-day yield at July 31, 2017.
(c)	Reflects the 1-day yield at July 31, 2017.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Canada Small Cap ETF (continued)

July 31, 2017 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(d)
Common Stocks	$10,594,177	$–	$–	$10,594,177
Short-Term Investment:
Money Market Fund	26,739	–	–	26,739
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	731,989	–	–	731,989
Total Investments in Securities	$11,352,905	$–	$–	$11,352,905

(d)	For a complete listing of investments and their industries, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2017, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Global Agribusiness Small Cap ETF

July 31, 2017 (unaudited)

	Shares	Value
Common Stocks - 99.9%
Argentina - 1.9%
Adecoagro SA*	26,143	$265,874

Australia - 11.1%
Australian Agricultural Co., Ltd.*(a)	77,846	102,856
Bega Cheese Ltd.	30,946	169,728
Costa Group Holdings Ltd.	75,508	288,147
Elders Ltd.*	26,049	108,140
GrainCorp Ltd., Class A	53,651	373,926
Inghams Group Ltd.	47,113	127,883
Nufarm Ltd.	43,703	295,172
Select Harvests Ltd.(a)	16,830	65,838

Total Australia		1,531,690
Canada - 3.9%
Maple Leaf Foods, Inc.	19,458	536,182

China - 3.3%
China BlueChemical Ltd., Class H	421,656	118,774
China Greenfresh Group Co. Ltd.	118,698	22,189
China Huishan Dairy Holdings Co., Ltd.(b)(c)	938,079	–
China Modern Dairy Holdings Ltd.*	385,189	69,047
COFCO Meat Holdings Ltd.*	269,868	55,977
First Tractor Co., Ltd., Class H	95,709	45,586
Leyou Technologies Holdings Ltd.*	332,422	81,720
Sinofert Holdings Ltd.*(a)	419,628	58,027

Total China		451,320
Hong Kong - 1.2%
C.P. Pokphand Co., Ltd.	1,543,185	144,238
Tianyi Summi Holdings Ltd.	176,848	24,908

Total Hong Kong		169,146
Indonesia - 4.9%
PT Astra Agro Lestari Tbk	93,094	102,883
PT Charoen Pokphand Indonesia Tbk	1,726,269	345,927
PT Japfa Comfeed Indonesia Tbk	1,005,806	87,944
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	656,381	69,461
PT Sawit Sumbermas Sarana Tbk	604,764	66,495

Total Indonesia		672,710
Japan - 39.1%
Feed One Co. Ltd.	31,139	68,199
Fuji Oil Holdings, Inc.	13,876	327,513
Iseki & Co., Ltd.	4,629	96,145
Itoham Yonekyu Holdings, Inc.	35,991	333,868
Kumiai Chemical Industry Co., Ltd.(a)	29,363	171,137
Megmilk Snow Brand Co., Ltd.	12,368	341,395
Morinaga Milk Industry Co., Ltd.	48,914	356,801
NH Foods Ltd.	42,862	1,266,523
Nichirei Corp.	30,010	841,948
Nihon Nohyaku Co., Ltd.	11,502	66,829
Nippon Soda Co. Ltd.	30,784	173,290
Nisshin Oillio Group Ltd. (The)	31,262	184,751
Nisshin Seifun Group, Inc.	57,365	940,725
Prima Meat Packers Ltd.	33,955	216,338

Total Japan		5,385,462
Netherlands - 2.6%
OCI NV*	16,894	360,815

Singapore - 5.8%
First Resources Ltd.	113,074	155,798
Golden Agri-Resources Ltd.	1,504,999	438,016
Japfa Ltd.	64,000	27,350
Olam International Ltd.	117,656	169,046

Total Singapore		790,210
Spain - 2.5%
Ebro Foods SA	14,612	348,341

Thailand - 1.0%
Buriram Sugar PCL	27,053	9,268

	Shares	Value
Common Stocks (continued)
Thailand (continued)
GFPT PCL	55,648	$32,275
Khon Kaen Sugar Industry PCL	276,117	36,676
Thai Vegetable Oil PCL	59,118	53,741
Thaifoods Group PCL*	65,678	10,066

Total Thailand		142,026
United Kingdom - 1.9%
Dairy Crest Group PLC(a)	32,565	254,802

United States - 20.7%
AGCO Corp.	15,724	1,134,330
Cal-Maine Foods, Inc.*(a)	6,781	258,695
CVR Partners LP(a)	13,881	50,388
Platform Specialty Products Corp.*(a)	49,404	692,150
Sanderson Farms, Inc.	4,327	565,755
Titan International, Inc.	11,723	149,468

Total United States		2,850,786

Total Common Stocks
(Cost $11,210,695)		13,759,364
Short-Term Investment — 0.1%
Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.91%(d)
(Cost $11,162)	11,162	11,162

Investment of Cash Collateral For Securities Loaned — 8.7%
Money Market Fund — 8.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.92%(e)
(Cost $1,201,871)	1,201,871	1,201,871

Total Investments — 108.7%
(Cost $12,423,728)		14,972,397
Other Assets and Liabilities, Net — (8.7)%		(1,200,635)
Net Assets — 100.0%		$13,771,762

		% of
Industry	Value	Net Assets
Crop Production and Farming	$6,614,937	48.0%
Livestock Operations	2,908,362	21.1
Agricultural Chemicals	1,986,582	14.4
Agricultural Machinery	1,425,529	10.4
Money Market Fund	1,213,033	8.8
Agricultural Supplies and Logistics	823,954	6.0
Total Investments	$14,972,397	108.7%
Other Assets and Liabilities, Net	(1,200,635)	(8.7)
Total Net Assets	$13,771,762	100.0%

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Global Agribusiness Small Cap ETF (continued)

July 31, 2017 (unaudited)

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,390,135; total market value of collateral held by the Fund was $1,407,611. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $205,740.
(b)	Security has been deemed illiquid because it may not be able to be resold within seven days at approximately the price shown. At July 31, 2017, the value of this security was $0.
(c)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(d)	Reflects the 7-day yield at July 31, 2017.
(e)	Reflects the 1-day yield at July 31, 2017.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3		Total
Investments in Securities:(f)
Common Stocks	$13,759,364	$–	$–	(g)	$13,759,364
Short-Term Investment:
Money Market Fund	11,162	–	–		11,162
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	1,201,871	–	–		1,201,871
Total Investments in Securities	$14,972,397	$–	$–		$14,972,397

(f)	For a complete listing of investments and their countries, see the Schedules of Investments.
(g)	The Level 3 security, valued at $0 has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2017, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of April 30, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2017(h)
Common Stock:
China Huishan Dairy Holdings Co., Ltd.(i)	$–(j)	$–	$–	$–	$–	$–	$–	$–	$–(j)	$–
Total	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–

Information about Level 3 fair value measurements as of July 31, 2017.
Security Type	Fair Value	Valuation Technique				Unobservable Inputs
Common Stock	$–	Issue Specific Facts				Company Announcements

(h)	Included in "Net change in unrealized appreciation (depreciation) on investments".
(i)	Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(j)	Includes a level 3 security valued at $0.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Global Oil Small Cap ETF

July 31, 2017 (unaudited)

	Shares	Value
Common Stocks - 99.9%
Canada - 11.9%
Baytex Energy Corp.*(a)	7,481	$20,938
Cardinal Energy Ltd. t(a)	2,415	8,980
CES Energy Solutions Corp.	8,201	41,774
Ensign Energy Services, Inc.	4,100	21,868
Gibson Energy, Inc.	4,642	60,245
MEG Energy Corp.*(a)	7,281	29,810
Mullen Group Ltd.	3,211	40,980
Obsidian Energy Ltd.*	16,218	19,064
Pengrowth Energy Corp.*	14,209	10,680
Sunshine Oilsands Ltd.*	96,254	3,143
TORC Oil & Gas Ltd.	5,840	26,198
Trinidad Drilling Ltd.*	8,722	12,484

Total Canada		296,164
China - 5.1%
China Oilfield Services Ltd., Class H	59,607	50,829
Sinopec Oilfield Service Corp., Class H*(a)	67,216	10,413
Sinopec Shanghai Petrochemical Co., Ltd., Class H	112,749	64,097

Total China		125,339
France - 0.3%
Etablissements Maurel et Prom*	1,544	6,371

Indonesia - 0.2%
PT Elnusa Tbk	104,255	2,097
PT Energi Mega Persada Tbk*	199,619	2,547

Total Indonesia		4,644
Italy - 1.4%
Saras SpA	14,806	33,918

Japan - 4.6%
Cosmo Energy Holdings Co., Ltd.	2,579	44,580
Fuji Oil Co. Ltd.	1,427	4,340
Showa Shell Sekiyu K.K.	6,050	65,759

Total Japan		114,679
Norway - 1.8%
Aker Solutions ASA*(a)	3,953	19,696
DNO ASA*(a)	20,610	23,893
Fred Olsen Energy ASA*(a)	965	1,405

Total Norway		44,994
Spain - 1.4%
Tecnicas Reunidas SA	1,016	35,894

Thailand - 6.4%
Bangchak Corp. PCL	29,272	30,568
IRPC PCL	350,422	57,918
Star Petroleum Refining PCL‡	30,542	14,135
Thai Oil PCL	21,409	55,169

Total Thailand		157,790
United Kingdom - 9.0%
Genel Energy PLC*	3,248	4,346
Subsea 7 SA	8,195	120,725
Tullow Oil PLC*(a)	44,609	98,860

Total United Kingdom		223,931
United States - 57.8%
Andeavor Logistics LP*	2,045	106,606
Basic Energy Services, Inc.*(a)	580	12,992
C&J Energy Services, Inc.*	1,574	50,903
California Resources Corp.*(a)	1,047	8,502
CVR Energy, Inc.(a)	433	8,188
CVR Refining LP*	3,932	29,097
Delek US Holdings, Inc.	1,971	51,463
Denbury Resources, Inc.*	10,894	15,905
Diamond Offshore Drilling, Inc.*(a)	1,776	22,058
Ensco PLC, Class A(a)	8,358	44,214
EP Energy Corp., Class A*(a)	1,102	3,725
Extraction Oil & Gas, Inc.*(a)	3,068	37,368

	Shares	Value
Common Stocks (continued)
United States (continued)
Fairmount Santrol Holdings, Inc.*(a)	4,282	$12,503
Gulfport Energy Corp.*	4,535	57,232
Halcon Resources Corp.*	3,085	20,237
Independence Contract Drilling, Inc.*(a)	929	3,595
Jagged Peak Energy, Inc.*(a)	820	11,611
Keane Group, Inc.*(a)	853	13,076
Kosmos Energy Ltd.*(a)	6,256	41,290
Legacy Reserves LP*	1,765	2,259
Nabors Industries Ltd.	7,624	58,781
Noble Corp. PLC*(a)	6,698	26,792
NOW, Inc.*	2,935	46,754
Oasis Petroleum, Inc.*(a)	6,433	50,049
Oceaneering International, Inc.	2,694	69,101
Oil States International, Inc.*	1,399	34,765
Par Pacific Holdings, Inc.*(a)	888	15,904
PBF Energy, Inc., Class A(a)	3,012	68,583
Pioneer Energy Services Corp.*	2,080	4,576
ProPetro Holding Corp.*(a)	899	11,687
QEP Resources, Inc.*	6,617	56,708
Resolute Energy Corp.*(a)	535	18,168
Rowan Cos. PLC, Class A*	3,431	40,040
RPC, Inc.(a)	1,670	34,586
Sanchez Energy Corp.*(a)	1,920	10,829
SemGroup Corp., Class A(a)	1,819	49,204
Shell Midstream Partners LP	2,448	69,964
SM Energy Co.(a)	3,056	53,144
SRC Energy, Inc.*(a)	5,319	45,265
Superior Energy Services, Inc.*(a)	4,160	44,762
Tallgrass Energy Partners LP(a)	1,275	65,178
Tesco Corp.*	1,191	5,479

Total United States		1,433,143

Total Common Stocks
(Cost $2,941,589)		2,476,867
Investment of Cash Collateral For Securities Loaned — 32.3%
Money Market Fund — 32.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.92%(b)
(Cost $800,964)	800,964	800,964

Total Investments — 132.2%
(Cost $3,742,553)		3,277,831
Other Assets and Liabilities, Net — (32.2)%		(798,457)
Net Assets — 100.0%		$2,479,374

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Global Oil Small Cap ETF (continued)

July 31, 2017 (unaudited)

		% of
Industry	Value	Net Assets
Equipment, Services & Drilling	$1,131,645	45.7%
Exploration & Production	816,397	32.9
Money Market Fund	800,964	32.3
Refining & Marketing	528,825	21.3
Total Investments	$3,277,831	132.2%
Other Assets and Liabilities, Net	(798,457)	(32.2)
Total Net Assets	$2,479,374	100.0%

‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $766,798; total market value of collateral held by the Fund was $800,964.
(b)	Reflects the 1-day yield at July 31, 2017.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Global Oil Small Cap ETF (continued)

July 31, 2017 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(c)
Common Stocks	$2,476,867	$–	$–	$2,476,867
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	800,964	–	–	800,964
Total Investments in Securities	$3,277,831	$–	$–	$3,277,831

(c)	For a complete listing of investments and their countries, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2017, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ U.S. Real Estate Small Cap ETF

July 31, 2017 (unaudited)

	Shares	Value
Common Stocks - 99.7%
Diversified REITs - 14.3%
American Assets Trust, Inc.	48,018	$1,950,011
Empire State Realty Trust, Inc., Class A(a)	190,072	3,970,604
Investors Real Estate Trust(a)	145,346	904,052
Kennedy-Wilson Holdings, Inc.(a)	114,827	2,308,023
Monmouth Real Estate Investment Corp.	81,205	1,251,369
New Senior Investment Group, Inc.	97,299	1,010,937
Preferred Apartment Communities, Inc., Class A	37,074	640,268
Redwood Trust, Inc.	91,861	1,586,439
Resource Capital Corp.(a)	35,356	362,399
Washington Real Estate Investment Trust(a)	92,178	3,081,510
Winthrop Realty Trust*(a)(b)(c)	29,107	227,908
		–
Total Diversified REITs		17,293,520

Hotel REITs - 15.2%
Ashford Hospitality Prime, Inc.	36,664	379,839
Ashford Hospitality Trust, Inc.	106,465	669,665
Chatham Lodging Trust	45,276	936,308
Chesapeake Lodging Trust	70,975	1,790,699
DiamondRock Hospitality Co.	239,275	2,794,732
FelCor Lodging Trust, Inc.	155,225	1,145,560
Hersha Hospitality Trust	48,700	913,612
MGM Growth Properties LLC, Class A(a)	69,876	2,091,389
Pebblebrook Hotel Trust(a)	82,767	2,786,765
Summit Hotel Properties, Inc.	124,308	2,228,842
Xenia Hotels & Resorts, Inc.	129,175	2,624,836
		–
Total Hotel REITs		18,362,247

Mortgage REITs - 12.4%
AG Mortgage Investment Trust, Inc.	33,056	608,561
Altisource Residential Corp.(a)	55,474	721,717
Anworth Mortgage Asset Corp.	113,644	684,137
Apollo Commercial Real Estate Finance, Inc.(a)	126,820	2,286,565
Arbor Realty Trust, Inc.	58,122	479,506
ARMOUR Residential REIT, Inc.(a)	43,836	1,107,297
Capstead Mortgage Corp.	114,468	1,119,497
Dynex Capital, Inc.	55,952	386,628
Invesco Mortgage Capital, Inc.	134,778	2,241,358
iStar, Inc.*	83,521	998,076
MTGE Investment Corp.	54,660	1,016,676
New York Mortgage Trust, Inc.(a)	133,605	844,384
Orchid Island Capital, Inc.	40,070	381,867
PennyMac Mortgage Investment Trust	77,310	1,360,656
RAIT Financial Trust	109,482	218,964
Western Asset Mortgage Capital Corp.	48,963	508,726
		–
Total Mortgage REITs		14,964,615

Office REITs - 19.4%
Brandywine Realty Trust	209,979	3,529,747
Easterly Government Properties, Inc.	44,591	891,374
First Industrial Realty Trust, Inc.	139,763	4,265,567
First Potomac Realty Trust	69,546	774,047
Franklin Street Properties Corp.	125,416	1,325,647
Global Net Lease, Inc.(a)	80,435	1,769,570
Government Properties Income Trust(a)	83,936	1,488,185

	Shares	Value
Common Stocks (continued)
Office REITs (continued)
Lexington Realty Trust	223,247	$2,272,654
Mack-Cali Realty Corp.	98,494	2,584,483
Parkway, Inc.	52,299	1,203,400
Rexford Industrial Realty, Inc.	80,249	2,288,702
Tier REIT, Inc.(a)	57,146	1,056,058
		–
Total Office REITs		23,449,434

Residential REITs - 5.7%
Bluerock Residential Growth REIT, Inc.(a)	28,236	380,056
Education Realty Trust, Inc.	88,247	3,313,675
Independence Realty Trust, Inc.	83,291	842,905
Monogram Residential Trust, Inc.(a)	200,759	2,401,078
		–
Total Residential REITs		6,937,714

Retail REITs - 15.0%
Acadia Realty Trust(a)	101,483	3,018,104
CBL & Associates Properties, Inc.(a)	202,291	1,778,138
Cedar Realty Trust, Inc.	99,024	512,944
Four Corners Property Trust, Inc.	72,604	1,842,690
Kite Realty Group Trust	100,824	2,069,917
Pennsylvania Real Estate Investment Trust(a)	82,147	976,728
Ramco-Gershenson Properties Trust	94,316	1,328,913
Retail Opportunity Investments Corp.	130,244	2,641,348
Seritage Growth Properties, Class A(a)	30,083	1,406,982
Washington Prime Group, Inc.(a)	223,914	2,019,704
Whitestone REIT	44,058	574,957
		–
Total Retail REITs		18,170,425

Specialized REITs - 17.7%
Care Capital Properties, Inc.(a)	101,055	2,447,552
CareTrust REIT, Inc.	86,618	1,579,912
InfraREIT, Inc.	47,173	1,060,921
MedEquities Realty Trust, Inc.	32,620	393,071
National Storage Affiliates Trust(a)	52,970	1,216,191
Physicians Realty Trust	184,558	3,436,470
QTS Realty Trust, Inc., Class A	49,443	2,643,717
Quality Care Properties, Inc.*(a)	113,191	1,903,873
Sabra Health Care REIT, Inc.(a)	77,016	1,786,771
STAG Industrial, Inc.	107,230	2,926,307
Terreno Realty Corp.	58,860	2,037,733
		–
Total Specialized REITs		21,432,518

Total Common Stocks
(Cost $114,905,388)		120,610,473
Short-Term Investment — 0.3%
Money Market Fund — 0.3%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.91%(d)
(Cost $305,422)	305,422	305,422

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ U.S. Real Estate Small Cap ETF (continued)

July 31, 2017 (unaudited)

	Shares	Value
Investment of Cash Collateral For Securities Loaned — 12.5%
Money Market Fund — 12.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.92%(e)
(Cost $15,091,368)	15,091,368	$15,091,368

Total Investments — 112.5%
(Cost $130,302,178)		136,007,263
Other Assets and Liabilities, Net — (12.5)%		(15,035,154)
Net Assets — 100.0%		$120,972,109

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $24,112,069; total market value of collateral held by the Fund was $24,684,090. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $9,592,722.
(b)	Security has been deemed illiquid because it may not be able to be resold within seven days at approximately the price shown. At July 31, 2017, the value of this security was $227,908.
(c)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(d)	Reflects the 7-day yield at July 31, 2017.
(e)	Reflects the 1-day yield at July 31, 2017.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ U.S. Real Estate Small Cap ETF (continued)

July 31, 2017 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3		Total
Investments in Securities:(f)
Common Stocks	$120,382,565	$–	$227,908	(g)	$120,610,473
Short-Term Investment:
Money Market Fund	305,422	–	–		305,422
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	15,091,368	–	–		15,091,368
Total Investments in Securities	$135,779,355	$–	$227,908		$136,007,263

(f)	For a complete listing of investments and their industries, see the Schedules of Investments.
(g)	The Level 3 security, valued at $227,908 has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2017, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of April 30, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2017(h)
Common Stock:
Winthrop Realty Trust(i)	$227,908	$–	$–	$–	$–	$–	$–	$–	$227,908	$–
Total	$227,908	$–	$–	$–	$–	$–	$–	$–	$227,908	$–

Information about Level 3 fair value measurements as of July 31, 2017.
Security Type	Fair Value	Valuation Technique				Unobservable Inputs
Common Stock	$227,908	Issue Specific Facts				Company Announcements

(h)	Included in "Net change in unrealized appreciation (depreciation) on investments".
(i)	Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF

July 31, 2017 (unaudited)

	Shares	Value
Common Stocks - 99.4%
Australia - 7.0%
AGL Energy Ltd.	17,200	$330,932
Alumina Ltd.(a)	80,766	122,511
Amcor Ltd.	29,668	363,335
AMP Ltd.	74,232	319,428
APA Group	30,579	210,438
Aristocrat Leisure Ltd.	18,729	302,784
ASX Ltd.	7,377	308,017
Aurizon Holdings Ltd.	55,232	221,354
Australia & New Zealand Banking Group Ltd.	65,636	1,552,627
Bank of Queensland Ltd.	15,921	153,162
Bendigo & Adelaide Bank Ltd.	17,411	154,569
BHP Billiton Ltd.	75,046	1,548,751
BHP Billiton PLC(b)	48,979	889,795
BlueScope Steel Ltd.	12,892	135,653
Boral Ltd.	41,155	227,364
Brambles Ltd.	41,322	304,822
Caltex Australia Ltd.	7,741	192,446
Challenger Ltd.	23,237	238,384
Coca-Cola Amatil Ltd.	22,597	148,652
Commonwealth Bank of Australia	39,959	2,671,094
Computershare Ltd.	17,443	195,934
CSL Ltd.	11,042	1,110,738
Dexus	31,862	238,599
Fortescue Metals Group Ltd.	37,567	172,152
Goodman Group	47,485	301,761
GPT Group (The)	57,884	221,354
Incitec Pivot Ltd.	55,893	142,791
Insurance Australia Group Ltd.	67,191	357,792
Macquarie Group Ltd.	7,632	522,963
Medibank Pvt Ltd.	89,419	194,175
Mirvac Group	119,669	207,317
National Australia Bank Ltd.	61,665	1,474,447
Newcrest Mining Ltd.	18,421	297,070
Oil Search Ltd.	36,182	191,803
Orica Ltd.	11,876	188,581
Origin Energy Ltd.*	46,852	258,838
QBE Insurance Group Ltd.	34,719	328,457
Ramsay Health Care Ltd.	3,705	208,768
Santos Ltd.*	51,489	139,350
Scentre Group	125,194	412,788
SEEK Ltd.	13,270	181,159
Sonic Healthcare Ltd.	12,733	226,587
South32 Ltd.	130,011	302,042
Stockland	71,051	238,239
Suncorp Group Ltd.	34,611	394,857
Sydney Airport	35,796	192,328
Tatts Group Ltd.	46,966	149,981
Telstra Corp. Ltd.	92,766	303,645
Transurban Group	50,260	457,827
Treasury Wine Estates Ltd.	22,366	217,485
Vicinity Centres	89,224	195,888
Wesfarmers Ltd.	26,034	846,543
Westfield Corp.	49,215	301,753
Westpac Banking Corp.	76,202	1,935,798
Woodside Petroleum Ltd.	19,310	449,689
Woolworths Ltd.	31,706	675,844

Total Australia		24,631,461
Austria - 0.2%
ANDRITZ AG	2,866	174,932
Erste Group Bank AG*	8,426	348,841
OMV AG	5,264	296,783

Total Austria		820,556

	Shares	Value
Common Stocks (continued)
Belgium - 1.2%
Ageas	5,660	$254,013
Anheuser-Busch InBev SA/NV	17,396	2,087,907
Groupe Bruxelles Lambert SA	2,474	252,803
KBC Group NV	6,650	548,825
Proximus SA	4,300	150,545
Solvay SA	2,026	289,744
UCB SA	3,325	241,326
Umicore SA	3,489	279,227

Total Belgium		4,104,390
Chile - 0.0%(c)
Antofagasta PLC	6,565	81,876

China - 0.3%
AAC Technologies Holdings, Inc.	19,776	266,123
BOC Hong Kong Holdings Ltd.	95,430	469,809
China Mengniu Dairy Co. Ltd.*	67,519	131,577
Want Want China Holdings Ltd.	193,045	130,507

Total China		998,016
Denmark - 1.6%
AP Moller - Maersk A/S, Class A	77	160,161
AP Moller - Maersk A/S, Class B	110	239,265
Carlsberg A/S, Class B	2,804	310,511
Chr Hansen Holding A/S	3,000	240,660
Coloplast A/S, Class B	3,949	338,075
Danske Bank A/S	16,376	660,736
DSV A/S	5,305	341,127
Genmab A/S*	1,648	373,355
ISS A/S	5,227	213,550
Novo Nordisk A/S, Class B	41,361	1,758,005
Novozymes A/S, Class B	5,746	264,360
Pandora A/S	2,541	291,256
Vestas Wind Systems A/S	5,322	518,055

Total Denmark		5,709,116
Finland - 1.0%
Elisa OYJ	3,584	146,922
Fortum OYJ	10,774	175,549
Kone OYJ, Class B	8,879	460,712
Neste OYJ	2,760	119,196
Nokia OYJ	135,658	860,482
Nokian Renkaat OYJ	4,141	168,340
Orion OYJ, Class B	3,306	166,552
Sampo OYJ, Class A	10,885	593,289
Stora Enso OYJ, Class R	16,542	220,384
UPM-Kymmene OYJ	14,199	385,202
Wartsila OYJ Abp	4,357	288,437

Total Finland		3,585,065
France - 9.1%
Accor SA	5,369	248,518
Air Liquide SA	9,069	1,108,797
Airbus SE	13,111	1,091,326
Alstom SA	4,704	167,961
Arkema SA	2,250	255,142
Atos SE	2,505	379,364
AXA SA	42,631	1,254,539
BNP Paribas SA	25,164	1,945,355
Bouygues SA	5,405	230,971
Bureau Veritas SA	8,053	182,722
Capgemini SE	3,632	393,956
Carrefour SA	13,469	322,443
Casino Guichard Perrachon SA	1,762	107,069
Christian Dior SE	237	67,257
Cie de Saint-Gobain	12,142	671,250
Cie Generale des Etablissements Michelin	4,577	617,065

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2017 (unaudited)

	Shares	Value
Common Stocks (continued)
France (continued)
Credit Agricole SA	25,694	$449,855
Danone SA	12,895	959,171
Dassault Systemes SE	3,427	334,912
Edenred	8,336	218,185
Engie SA	35,852	575,077
Essilor International SA	4,825	609,257
Eutelsat Communications SA	5,651	152,505
Groupe Eurotunnel SE	12,939	142,818
Hermes International	774	390,570
Iliad SA	701	173,271
Ingenico Group SA	1,562	163,203
Ipsen SA	896	114,354
JCDecaux SA	2,757	97,694
Kering	1,897	660,905
Klepierre	5,656	229,227
Legrand SA	7,093	488,379
L'Oreal SA	5,507	1,136,882
LVMH Moet Hennessy Louis Vuitton SE	5,798	1,453,984
Natixis SA	20,932	151,602
Orange SA	43,215	724,516
Pernod Ricard SA	4,746	656,077
Peugeot SA	10,435	223,728
Publicis Groupe SA	5,303	399,581
Renault SA	4,248	381,439
Rexel SA	10,401	164,137
Safran SA	6,783	639,213
Sanofi	25,286	2,406,441
Schneider Electric SE*	12,726	995,513
SCOR SE	5,039	211,588
SFR Group SA*	2,737	101,648
Societe BIC SA	869	101,502
Societe Generale SA	17,089	999,338
Sodexo SA	1,939	228,220
Suez	8,749	157,614
Teleperformance	1,553	215,416
Thales SA	2,680	295,718
TOTAL SA	51,182	2,592,361
Unibail-Rodamco SE	2,397	597,289
Valeo SA	6,178	426,397
Veolia Environnement SA	11,910	267,568
Vinci SA	11,127	993,613
Vivendi SA	26,185	604,168
Zodiac Aerospace	6,020	171,407

Total France		32,100,078
Germany - 8.3%
adidas AG	4,891	1,112,933
Allianz SE	10,159	2,155,944
BASF SE	21,534	2,046,067
Bayer AG	19,406	2,451,558
Bayerische Motoren Werke AG	7,944	727,830
Beiersdorf AG	2,832	309,519
Brenntag AG	4,331	244,819
Commerzbank AG*	25,902	338,366
Continental AG	2,512	564,194
Covestro AG‡	2,546	196,974
Daimler AG	22,339	1,561,562
Deutsche Bank AG	48,700	866,428
Deutsche Boerse AG	4,382	456,760
Deutsche Post AG	21,550	833,365
Deutsche Telekom AG	72,355	1,317,560
Deutsche Wohnen AG	9,450	373,075
E.ON SE	48,155	474,807
Fresenius Medical Care AG & Co. KGaA	5,070	476,947

	Shares	Value
Common Stocks (continued)
Germany (continued)
Fresenius SE & Co. KGaA	10,043	$845,781
GEA Group AG	5,245	212,385
Hannover Rueck SE	1,625	204,424
HeidelbergCement AG	3,725	368,119
Henkel AG & Co. KGaA	2,458	308,345
HUGO BOSS AG	2,073	155,761
Infineon Technologies AG	29,485	639,115
K+S AG	5,344	138,581
LANXESS AG	2,893	222,456
LEG Immobilien AG	1,446	138,586
Linde AG	4,454	849,655
Merck KGaA	3,105	339,905
METRO AG	4,577	51,270
Metro Wholesale & Food Specialist AG*	4,577	92,088
MTU Aero Engines AG	1,771	258,809
Muenchener Rueckversicherungs-Gesellschaft AG	3,000	641,966
OSRAM Licht AG	2,548	211,819
ProSiebenSat.1 Media SE	6,342	253,104
RWE AG*	13,120	275,571
SAP SE	21,224	2,244,072
Siemens AG	17,678	2,391,662
Symrise AG	3,669	256,214
thyssenkrupp AG	11,010	325,623
TUI AG	11,156	175,167
United Internet AG	3,338	202,639
Volkswagen AG	635	99,535
Vonovia SE	10,670	430,926
Wirecard AG	3,574	272,587
Zalando SE‡*	3,199	142,624

Total Germany		29,257,497
Hong Kong - 3.3%
AIA Group Ltd.	286,821	2,260,370
Bank of East Asia Ltd. (The)	44,555	190,824
Cheung Kong Property Holdings Ltd.	67,721	548,434
CK Hutchison Holdings Ltd.	69,432	914,778
CK Infrastructure Holdings Ltd.	20,741	193,464
CLP Holdings Ltd.	43,197	460,446
Galaxy Entertainment Group Ltd.	54,297	336,134
Hang Lung Properties Ltd.	64,304	160,222
Hang Seng Bank Ltd.	19,671	428,170
Henderson Land Development Co. Ltd.	32,236	186,561
Hong Kong & China Gas Co., Ltd.	216,136	409,018
Hong Kong Exchanges and Clearing Ltd.	29,268	834,928
Hongkong Land Holdings Ltd.	33,815	254,289
Hopewell Holdings Ltd.	40,111	153,816
Hysan Development Co. Ltd.	33,250	160,925
Jardine Matheson Holdings Ltd.	5,084	324,410
Jardine Strategic Holdings Ltd.	5,060	206,448
Li & Fung Ltd.	189,725	69,475
Link REIT	59,655	485,022
MTR Corp. Ltd.	40,269	232,793
New World Development Co. Ltd.	170,754	230,874
Power Assets Holdings Ltd.	36,200	358,748
Sands China Ltd.	62,728	291,145
Sino Land Co. Ltd.	97,928	161,747
Sun Hung Kai Properties Ltd.	34,689	537,425
Swire Pacific Ltd., Class A	16,234	161,921
Techtronic Industries Co. Ltd.	47,024	209,226
WH Group Ltd.‡	179,675	168,629
Wharf Holdings Ltd. (The)	32,582	277,213
Wheelock & Co. Ltd.	26,662	201,071

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2017 (unaudited)

	Shares	Value
Common Stocks (continued)
Hong Kong (continued)
Yue Yuen Industrial Holdings Ltd.	30,533	$126,078

Total Hong Kong		11,534,604
Ireland - 0.5%
Bank of Ireland Group PLC*	22,302	185,373
CRH PLC	19,626	687,470
James Hardie Industries PLC	12,184	186,371
Kerry Group PLC, Class A	3,505	315,509
Kingspan Group PLC	2,555	84,707
Paddy Power Betfair PLC	1,982	197,802
Ryanair Holdings PLC*	1,316	27,564
Smurfit Kappa Group PLC	5,955	176,642

Total Ireland		1,861,438
Israel - 0.5%
Bank Hapoalim BM	52,755	365,591
Bank Leumi Le-Israel BM	70,732	339,960
Bezeq The Israeli Telecommunication Corp. Ltd.	91,389	135,675
Nice Ltd.	3,247	241,343
Teva Pharmaceutical Industries Ltd.	22,450	726,492

Total Israel		1,809,061
Italy - 2.2%
Assicurazioni Generali SpA	30,886	558,236
Atlantia SpA	14,790	447,967
Enel SpA	183,827	1,045,516
Eni SpA	62,470	984,730
Ferrari NV	3,056	321,030
Intesa Sanpaolo SpA	312,785	1,073,869
Leonardo SpA	12,906	224,134
Luxottica Group SpA	4,223	243,320
Mediobanca SpA	22,839	237,363
Prysmian SpA	8,803	280,745
Recordati SpA	3,895	165,779
Snam SpA	64,843	305,494
Telecom Italia SpA*	267,332	274,368
Telecom Italia SpA-RSP	155,151	126,857
Terna Rete Elettrica Nazionale SpA	46,606	265,181
UniCredit SpA*	54,184	1,063,013
Unione di Banche Italiane SpA	28,110	135,417

Total Italy		7,753,019
Japan - 23.2%
Aeon Co., Ltd.	18,602	279,884
Air Water, Inc.	8,002	155,195
Aisin Seiki Co., Ltd.	4,960	258,111
Ajinomoto Co., Inc.	14,539	291,977
Alfresa Holdings Corp.	6,710	123,397
Alps Electric Co., Ltd.	5,496	149,717
Amada Holdings Co., Ltd.	15,362	175,315
Aozora Bank Ltd.	49,059	188,253
Asahi Glass Co., Ltd.	6,308	265,462
Asahi Group Holdings Ltd.	10,501	427,567
Asahi Kasei Corp.	36,480	417,476
Asics Corp.	6,020	109,346
Astellas Pharma, Inc.	53,139	677,132
Bandai Namco Holdings, Inc.	6,717	233,130
Bridgestone Corp.	15,501	653,316
Brother Industries Ltd.	8,717	222,471
Canon, Inc.	25,490	885,154
Casio Computer Co., Ltd.	7,521	123,064
Central Japan Railway Co.(b)	4,423	710,514
Chiba Bank Ltd. (The)	22,565	161,740
Chubu Electric Power Co., Inc.	17,827	233,778
Chugai Pharmaceutical Co., Ltd.	6,114	245,401

	Shares	Value
Common Stocks (continued)
Japan (continued)
Chugoku Electric Power Co., Inc. (The)	9,058	$99,110
Concordia Financial Group Ltd.	36,635	184,609
Credit Saison Co., Ltd.	6,255	120,237
Dai Nippon Printing Co., Ltd.	20,088	221,251
Daicel Corp.	11,491	149,650
Dai-ichi Life Holdings, Inc.	27,727	479,536
Daiichi Sankyo Co., Ltd.	17,986	391,966
Daikin Industries Ltd.	6,835	723,739
Daito Trust Construction Co., Ltd.	2,000	337,391
Daiwa House Industry Co., Ltd.	16,302	567,866
Daiwa Securities Group, Inc.	45,567	262,321
Denso Corp.	11,560	555,114
Dentsu, Inc.	5,840	272,722
Don Quijote Holdings Co., Ltd.	3,541	128,667
East Japan Railway Co.	8,985	841,620
Eisai Co., Ltd.	6,851	366,995
Electric Power Development Co., Ltd.	5,141	129,950
FamilyMart UNY Holdings Co., Ltd.	1,817	101,625
FANUC Corp.	4,777	975,546
Fast Retailing Co., Ltd.	1,297	388,765
FUJIFILM Holdings Corp.	10,188	373,700
Fujitsu Ltd.	51,008	380,246
Fukuoka Financial Group, Inc.	28,194	129,877
Gunma Bank Ltd. (The)	17,943	105,065
Hamamatsu Photonics K.K.	3,407	108,227
Hankyu Hanshin Holdings, Inc.	7,148	254,558
Hino Motors Ltd.	11,229	132,213
Hirose Electric Co., Ltd.	1,206	164,154
Hisamitsu Pharmaceutical Co., Inc.	2,066	96,854
Hitachi Ltd.	113,205	778,230
Honda Motor Co., Ltd.(b)	41,766	1,174,793
Hoya Corp.	10,371	584,369
IHI Corp.*	47,316	155,872
Inpex Corp.	26,077	253,230
Isetan Mitsukoshi Holdings Ltd.	10,512	102,366
Isuzu Motors Ltd.	17,759	243,655
ITOCHU Corp.	36,532	572,140
Iyo Bank Ltd. (The)	10,630	86,679
J Front Retailing Co., Ltd.	7,993	114,222
Japan Exchange Group, Inc.	14,833	265,932
Japan Tobacco, Inc.(b)	29,208	1,013,471
JFE Holdings, Inc.	14,119	272,490
JGC Corp.	8,307	132,993
JTEKT Corp.	8,008	114,146
JXTG Holdings, Inc.	94,250	418,131
Kajima Corp.	18,979	165,236
Kansai Electric Power Co., Inc. (The)	19,002	254,690
Kansai Paint Co., Ltd.	8,550	195,846
Kao Corp.	12,361	751,091
Kawasaki Heavy Industries Ltd.	48,385	154,138
KDDI Corp.	43,286	1,143,899
Keikyu Corp.	17,785	206,187
Keio Corp.	20,388	170,492
Keisei Electric Railway Co., Ltd.	5,175	141,441
Keyence Corp.	2,257	1,042,148
Kikkoman Corp.	5,908	180,723
Kintetsu Group Holdings Co., Ltd.	52,332	200,339
Kirin Holdings Co., Ltd.	23,028	506,535
Koito Manufacturing Co., Ltd.	3,919	229,121
Komatsu Ltd.	23,631	634,002
Konami Holdings Corp.	2,208	114,901
Konica Minolta, Inc.	15,238	126,047
Kubota Corp.	29,498	512,434
Kuraray Co., Ltd.	13,376	260,269

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2017 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Kurita Water Industries Ltd.	5,832	$165,731
Kyocera Corp.	8,236	500,294
Kyowa Hakko Kirin Co., Ltd.	8,764	158,790
Kyushu Electric Power Co., Inc.	12,740	150,581
Kyushu Railway Co.	3,480	114,483
Lawson, Inc.	1,805	122,680
Lion Corp.	5,604	119,693
LIXIL Group Corp.	8,371	215,080
M3, Inc.	6,695	180,258
Mabuchi Motor Co., Ltd.	2,073	109,189
Makita Corp.	7,745	302,454
Marubeni Corp.	48,126	318,517
Marui Group Co., Ltd.	8,054	109,481
Mazda Motor Corp.	15,069	227,000
MEIJI Holdings Co., Ltd.	3,744	297,839
MINEBEA MITSUMI, Inc.	10,061	165,991
Miraca Holdings, Inc.	2,761	125,937
MISUMI Group, Inc.	9,496	235,133
Mitsubishi Chemical Holdings Corp.	36,203	304,381
Mitsubishi Corp.	33,203	720,132
Mitsubishi Electric Corp.	49,276	762,809
Mitsubishi Estate Co., Ltd.	30,263	549,415
Mitsubishi Heavy Industries Ltd.	80,259	319,089
Mitsubishi Materials Corp.	4,095	137,494
Mitsubishi Motors Corp.	19,774	142,809
Mitsubishi UFJ Financial Group, Inc.(b)	307,279	1,946,652
Mitsubishi UFJ Lease & Finance Co., Ltd.	22,358	118,978
Mitsui & Co., Ltd.	42,713	620,430
Mitsui Chemicals, Inc.	20,629	117,619
Mitsui Fudosan Co., Ltd.	23,163	531,306
Mitsui OSK Lines Ltd.	43,335	134,913
Mizuho Financial Group, Inc.	571,826	1,016,396
MS&AD Insurance Group Holdings, Inc.	13,307	466,308
Murata Manufacturing Co., Ltd.	4,664	725,169
Nabtesco Corp.	5,719	185,552
NEC Corp.	72,598	197,108
NGK Insulators Ltd.	8,651	173,967
NGK Spark Plug Co., Ltd.	6,667	134,915
NH Foods Ltd.	7,733	228,501
Nidec Corp.	5,810	639,392
Nikon Corp.	12,409	218,431
Nintendo Co., Ltd.	2,585	876,834
Nippon Express Co., Ltd.	24,971	159,324
Nippon Paint Holdings Co., Ltd.	4,702	181,067
Nippon Shinyaku Co., Ltd.	1,706	107,614
Nippon Steel & Sumitomo Metal Corp.	20,179	495,275
Nippon Telegraph & Telephone Corp.	17,669	861,902
Nippon Yusen K.K.*	54,547	104,162
Nissan Chemical Industries Ltd.	5,919	196,863
Nissan Motor Co., Ltd.	43,699	433,450
Nisshin Seifun Group, Inc.	10,768	176,584
Nissin Foods Holdings Co., Ltd.	3,129	196,244
Nitori Holdings Co., Ltd.	2,150	302,765
Nitto Denko Corp.	4,300	383,632
Nomura Holdings, Inc.	86,471	513,997
Nomura Research Institute Ltd.	4,130	154,368
NSK Ltd.	14,527	187,742
NTT Data Corp.	19,406	211,280
NTT DOCOMO, Inc.	31,346	727,090
Obayashi Corp.	21,874	262,896
Obic Co., Ltd.	2,482	154,767
Odakyu Electric Railway Co., Ltd.	9,706	191,933
Oji Holdings Corp.	31,595	161,842
Olympus Corp.	8,463	307,133

	Shares	Value
Common Stocks (continued)
Japan (continued)
Omron Corp.	5,929	$295,659
Ono Pharmaceutical Co., Ltd.	12,399	271,107
Oriental Land Co., Ltd.	5,135	371,503
ORIX Corp.	32,617	517,025
Osaka Gas Co., Ltd.	52,791	210,935
Otsuka Holdings Co., Ltd.	11,223	493,631
Panasonic Corp.	51,905	714,489
Rakuten, Inc.	19,694	240,260
Recruit Holdings Co., Ltd.	32,290	557,868
Resona Holdings, Inc.	62,143	319,671
Ricoh Co., Ltd.	21,136	198,362
Rohm Co., Ltd.	2,987	231,131
Ryohin Keikaku Co., Ltd.	742	189,370
Santen Pharmaceutical Co., Ltd.	12,736	179,465
SBI Holdings, Inc.	9,053	129,370
Secom Co., Ltd.	5,370	402,258
Seibu Holdings, Inc.	6,791	118,372
Seiko Epson Corp.(a)	9,028	237,843
Sekisui Chemical Co., Ltd.	13,649	251,005
Sekisui House Ltd.(a)	16,562	286,513
Seven & i Holdings Co., Ltd.	18,584	747,598
Sharp Corp.*(a)	33,738	118,470
Shimadzu Corp.	9,619	189,081
Shimano, Inc.	2,147	314,389
Shimizu Corp.	19,202	202,629
Shin-Etsu Chemical Co., Ltd.	10,336	945,717
Shinsei Bank Ltd.	61,009	100,490
Shionogi & Co., Ltd.	8,021	428,000
Shiseido Co., Ltd.	10,947	386,382
Shizuoka Bank Ltd. (The)	17,624	157,108
SMC Corp.	1,503	477,581
SoftBank Group Corp.	20,050	1,625,484
Sompo Holdings, Inc.	10,038	393,544
Sony Corp.	29,835	1,225,855
Sotetsu Holdings, Inc.	19,516	95,377
Stanley Electric Co., Ltd.	5,373	177,487
Start Today Co., Ltd.	3,762	106,056
Subaru Corp.	15,013	542,666
Sumitomo Chemical Co., Ltd.	42,733	250,608
Sumitomo Corp.	30,908	417,207
Sumitomo Electric Industries Ltd.	20,531	332,134
Sumitomo Metal Mining Co., Ltd.	13,679	206,556
Sumitomo Mitsui Financial Group, Inc.	32,148	1,220,516
Sumitomo Mitsui Trust Holdings, Inc.	9,638	353,613
Sumitomo Realty & Development Co., Ltd.	11,185	338,400
Suntory Beverage & Food Ltd.	4,002	195,944
Suruga Bank Ltd.	6,725	162,016
Suzuki Motor Corp.	10,307	487,856
Sysmex Corp.	4,000	228,789
T&D Holdings, Inc.	18,488	273,066
Taiheiyo Cement Corp.	47,291	177,617
Taisei Corp.	33,668	321,765
Taisho Pharmaceutical Holdings Co., Ltd.	1,808	135,320
Takashimaya Co., Ltd.	13,100	119,743
Takeda Pharmaceutical Co., Ltd.	18,807	992,646
TDK Corp.	3,344	240,597
Teijin Ltd.	7,271	145,953
Terumo Corp.	9,483	358,311
Tobu Railway Co., Ltd.	34,121	180,340
Toho Co., Ltd.	5,055	181,851
Tohoku Electric Power Co., Inc.	12,698	172,609
Tokio Marine Holdings, Inc.	17,393	731,169
Tokyo Electric Power Co. Holdings, Inc.*	39,416	166,946
Tokyo Electron Ltd.	4,290	604,704

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2017 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Tokyo Gas Co., Ltd.	58,732	$311,001
Tokyu Corp.	15,971	234,589
Tokyu Fudosan Holdings Corp.	16,242	97,309
Toppan Printing Co., Ltd.	18,728	197,627
Toray Industries, Inc.	40,908	369,114
Toshiba Corp.*(a)	97,723	217,565
Tosoh Corp.	11,516	137,052
TOTO Ltd.	5,039	202,709
Toyo Suisan Kaisha Ltd.	3,853	139,830
Toyota Industries Corp.	4,621	247,998
Toyota Motor Corp.(b)	60,093	3,390,378
Toyota Tsusho Corp.	6,767	217,411
Tsuruha Holdings, Inc.	1,389	145,569
Unicharm Corp.	11,018	282,143
USS Co., Ltd.	8,430	169,905
West Japan Railway Co.	4,795	343,607
Yahoo Japan Corp.	41,314	186,950
Yakult Honsha Co., Ltd.	3,304	224,862
Yamada Denki Co., Ltd.	15,146	80,737
Yamaguchi Financial Group, Inc.	10,480	123,205
Yamaha Corp.	4,266	150,572
Yamaha Motor Co., Ltd.	8,385	210,962
Yamato Holdings Co., Ltd.	10,204	204,551

Total Japan		81,994,566
Jersey - 0.1%
Randgold Resources Ltd.	2,437	226,825

Jordan - 0.0%(c)
Hikma Pharmaceuticals PLC	3,404	63,366

Luxembourg - 0.3%
ArcelorMittal*	13,577	355,282
Eurofins Scientific SE	272	150,852
RTL Group SA	1,279	99,222
SES SA	9,277	217,385
Tenaris SA	14,723	232,429

Total Luxembourg		1,055,170
Macau - 0.0%(c)
Wynn Macau Ltd.	65,528	142,128

Mexico - 0.0%(c)
Fresnillo PLC	4,140	83,834

Netherlands - 3.8%
Aegon NV	42,812	239,203
Akzo Nobel NV	6,196	558,255
Altice NV, Class A*(a)	18,537	455,789
ASML Holding NV	7,446	1,125,008
EXOR NV	3,294	196,512
Gemalto NV	2,396	121,640
Heineken Holding NV	2,440	238,800
Heineken NV(a)	5,000	519,762
ING Groep NV	90,367	1,684,974
Koninklijke Ahold Delhaize NV	30,952	631,136
Koninklijke DSM NV	4,791	352,359
Koninklijke KPN NV	79,696	287,898
Koninklijke Philips NV	22,071	842,583
NN Group NV	9,147	369,794
Randstad Holding NV	2,964	178,153
Royal Dutch Shell PLC, Class A(b)	98,916	2,781,558
Royal Dutch Shell PLC, Class B(b)	89,250	2,532,102
Wolters Kluwer NV	8,458	375,096

Total Netherlands		13,490,622
New Zealand - 0.2%
Auckland International Airport Ltd.	42,183	220,122
Fisher & Paykel Healthcare Corp. Ltd.	27,610	227,086

	Shares	Value
Common Stocks (continued)
New Zealand (continued)
Fletcher Building Ltd.	31,540	$188,940
Spark New Zealand Ltd.	69,825	196,317

Total New Zealand		832,465
Norway - 0.6%
DNB ASA	28,376	555,209
Norsk Hydro ASA	34,442	221,218
Orkla ASA	24,799	254,223
Schibsted ASA, Class A	4,711	119,662
Statoil ASA	24,086	449,323
Telenor ASA	16,851	335,467
Yara International ASA	4,832	191,595

Total Norway		2,126,697
Portugal - 0.1%
EDP - Energias de Portugal SA	64,343	227,581
Galp Energia SGPS SA	8,049	128,491
Jeronimo Martins SGPS SA	7,410	145,243

Total Portugal		501,315
Russia - 0.0%(c)
Polymetal International PLC	7,739	94,171

Singapore - 1.3%
Ascendas Real Estate Investment Trust	106,824	212,515
CapitaLand Commercial Trust Ltd.	148,744	188,506
CapitaLand Ltd.	72,618	197,436
CapitaLand Mall Trust	118,704	175,800
City Developments Ltd.	15,930	132,163
ComfortDelGro Corp. Ltd.	66,386	112,991
DBS Group Holdings Ltd.	41,268	657,393
Genting Singapore PLC	194,877	167,280
Global Logistic Properties Ltd.	88,647	216,196
Keppel Corp. Ltd.	46,297	218,659
Oversea-Chinese Banking Corp. Ltd.	73,760	617,384
Singapore Exchange Ltd.	37,187	207,416
Singapore Press Holdings Ltd.(a)	73,765	158,161
Singapore Technologies Engineering Ltd.	62,539	173,719
Singapore Telecommunications Ltd.	169,154	494,799
United Overseas Bank Ltd.	30,271	535,073

Total Singapore		4,465,491
South Africa - 0.1%
Mediclinic International PLC(a)	14,282	139,332
Mondi PLC	10,198	268,219

Total South Africa		407,551
South Korea - 4.7%
Amorepacific Corp.	938	237,633
AMOREPACIFIC Group	871	94,568
Celltrion, Inc.*	2,259	219,026
Coway Co. Ltd.	2,147	190,132
Dongbu Insurance Co., Ltd.	2,259	161,696
E-Mart Inc.	846	192,024
Hana Financial Group, Inc.	8,825	402,194
Hankook Tire Co. Ltd.	2,968	165,766
Hyundai Construction Equipment Co. Ltd.*	49	16,048
Hyundai Development Co.-Engineering & Construction	2,193	83,581
Hyundai Electric & Energy System Co. Ltd.*	51	14,766
Hyundai Heavy Industries Co. Ltd.*	804	125,372
Hyundai Mobis Co. Ltd.	1,764	387,779
Hyundai Motor Co.	4,285	555,225
Hyundai Robotics Co. Ltd.*	232	91,324
Hyundai Steel Co.	2,851	159,741
Industrial Bank of Korea	11,173	154,258
Kangwon Land, Inc.	5,293	175,007

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2017 (unaudited)

	Shares	Value
Common Stocks (continued)
South Korea (continued)
KB Financial Group, Inc.	11,874	$630,281
Kia Motors Corp.	7,545	246,769
Korea Aerospace Industries Ltd.	2,469	114,068
Korea Electric Power Corp.	6,887	274,175
Korea Zinc Co. Ltd.	396	174,636
KT&G Corp.	3,626	369,388
LG Chem Ltd.	1,307	383,089
LG Corp.	3,360	226,392
LG Display Co. Ltd.	7,297	206,380
LG Electronics, Inc.	3,664	219,699
LG Household & Health Care Ltd.	288	255,045
Lotte Chemical Corp.	426	140,471
NAVER Corp.	701	503,019
NCSoft Corp.	583	188,073
POSCO	1,825	541,441
Samsung C&T Corp.	1,789	222,216
Samsung Electronics Co. Ltd.	2,286	4,923,158
Samsung Fire & Marine Insurance Co. Ltd.	1,052	274,504
Samsung Life Insurance Co. Ltd.	2,164	242,690
Samsung SDI Co. Ltd.	1,674	252,061
Samsung SDS Co. Ltd.	909	145,401
Shinhan Financial Group Co. Ltd.	12,526	595,490
SK Holdings Co. Ltd.	984	238,735
SK Hynix, Inc.	13,380	789,134
SK Innovation Co. Ltd.	1,795	283,113
SK Telecom Co. Ltd.	777	193,026
S-Oil Corp.	1,778	185,101
Woori Bank	14,765	252,010

Total South Korea		16,495,705
Spain - 3.3%
Abertis Infraestructuras SA	18,459	363,227
ACS Actividades de Construccion y Servicios SA	7,255	277,352
Aena SA‡	1,669	325,171
Amadeus IT Group SA	10,658	654,175
Banco Bilbao Vizcaya Argentaria SA	154,145	1,390,470
Banco de Sabadell SA	145,053	323,736
Banco Santander SA	366,022	2,491,713
Bankia SA	31,371	158,376
Bankinter SA	24,001	233,112
CaixaBank SA	87,772	456,982
Distribuidora Internacional de Alimentacion SA(a)	19,892	133,751
Enagas SA(a)	6,704	188,788
Endesa SA	7,948	187,508
Ferrovial SA	13,082	281,405
Gas Natural SDG SA	7,603	177,396
Grifols SA	13,914	389,692
Iberdrola SA	122,760	964,508
Industria de Diseno Textil SA	24,021	951,295
Red Electrica Corp. SA	11,520	246,107
Repsol SA	28,146	469,888
Siemens Gamesa Renewable Energy SA	5,585	91,198
Telefonica SA	98,578	1,111,097

Total Spain		11,866,947
Sweden - 2.7%
Alfa Laval AB	9,275	206,849
Assa Abloy AB, B Shares	21,588	461,701
Atlas Copco AB, A Shares	14,392	520,593
Atlas Copco AB, B Shares	8,584	277,607
Boliden AB	6,676	209,299
Electrolux AB	5,721	195,343
Essity AB, B Shares*	14,059	406,872

	Shares	Value
Common Stocks (continued)
Sweden (continued)
Getinge AB, B Shares(a)	5,992	$103,854
Hennes & Mauritz AB, B Shares	20,929	544,632
Hexagon AB, B Shares	6,466	318,941
Industrivarden AB, A Shares	12,279	317,561
Investor AB, B Shares	10,618	502,741
Kinnevik AB, B Shares	7,159	219,486
Lundin Petroleum AB*	6,332	143,798
Nordea Bank AB	68,357	861,112
Sandvik AB	27,226	428,464
Securitas AB, B Shares	9,357	155,583
Skandinaviska Enskilda Banken AB, A Shares	32,530	411,398
Skanska AB, B Shares	9,077	206,024
SKF AB, B Shares	10,827	214,959
Svenska Cellulosa AB SCA, B Shares	14,254	117,799
Svenska Handelsbanken AB, A Shares	32,544	483,591
Swedbank AB, A Shares	23,649	616,291
Swedish Match AB	5,531	194,189
Telefonaktiebolaget LM Ericsson, B Shares	67,870	440,074
Telia Co. AB	55,026	258,156
Trelleborg AB, B Shares	8,547	200,968
Volvo AB, B Shares	36,747	623,273

Total Sweden		9,641,158
Switzerland - 8.3%
ABB Ltd.	45,994	1,082,100
Adecco Group AG	4,033	308,478
Aryzta AG*	2,774	89,357
Baloise Holding AG	1,334	214,856
Chocoladefabriken Lindt & Spruengli AG	22	125,522
Cie Financiere Richemont SA	12,251	1,043,084
Clariant AG*(a)	9,453	220,441
Coca-Cola HBC AG*	5,654	170,845
Credit Suisse Group AG*	55,482	855,648
Dufry AG*	994	158,756
EMS-Chemie Holding AG	266	185,540
Geberit AG	1,012	487,933
Givaudan SA	252	502,772
Glencore PLC*(b)	266,443	1,173,752
Idorsia Ltd.*	2,422	45,435
Julius Baer Group Ltd.*	5,495	311,527
Kuehne + Nagel International AG	1,032	180,120
LafargeHolcim Ltd.*	10,186	610,727
Lonza Group AG*	2,021	481,764
Nestle SA	71,276	6,035,393
Novartis AG	52,550	4,487,869
Partners Group Holding AG	547	356,031
PSP Swiss Property AG	1,512	137,903
Roche Holding AG	16,260	4,127,143
Schindler Holding AG – Participating Certificate	1,502	324,732
SGS SA	105	232,668
Sika AG	46	317,759
Sonova Holding AG	1,482	240,997
STMicroelectronics NV	15,066	256,318
Swatch Group AG (The)	787	313,136
Swiss Life Holding AG*	863	315,737
Swiss Prime Site AG*	2,199	198,852
Swiss Re AG	7,174	693,347
Swisscom AG	534	261,618
UBS Group AG*	81,391	1,418,870
Vifor Pharma AG	1,852	198,281
Wolseley PLC	5,783	345,139

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2017 (unaudited)

	Shares	Value
Common Stocks (continued)
Switzerland (continued)
Zurich Insurance Group AG	3,291	$1,005,531

Total Switzerland		29,515,981
United Kingdom - 15.0%
3i Group PLC	26,069	321,685
Aberdeen Asset Management PLC	30,165	130,996
Admiral Group PLC	7,292	198,805
Anglo American PLC*	27,946	461,454
Ashtead Group PLC	13,315	285,952
Associated British Foods PLC	8,571	334,919
AstraZeneca PLC(b)	29,687	1,788,208
Aviva PLC(b)	94,168	669,149
BAE Systems PLC	71,738	568,873
Barclays PLC(b)	389,901	1,043,473
Barratt Developments PLC	25,743	208,890
Berkeley Group Holdings PLC	3,495	161,083
BP PLC(b)	439,936	2,585,593
British American Tobacco PLC(b)	52,745	3,277,596
British Land Co. PLC (The)	25,632	206,300
BT Group PLC(b)	195,574	808,313
Bunzl PLC	8,910	268,760
Burberry Group PLC	11,582	261,255
Capita PLC	18,381	159,572
Centrica PLC	127,990	334,940
CNH Industrial NV	19,585	226,289
Compass Group PLC(b)	35,583	758,548
Croda International PLC	4,168	203,366
DCC PLC	2,305	202,536
Diageo PLC(b)	57,774	1,864,933
Direct Line Insurance Group PLC	39,758	196,346
Dixons Carphone PLC	26,814	95,092
DS Smith PLC	27,424	174,554
Experian PLC	22,841	453,794
Fiat Chrysler Automobiles NV*	23,074	277,483
G4S PLC	43,886	190,234
GKN PLC	46,696	197,921
GlaxoSmithKline PLC(b)	110,889	2,214,055
Hammerson PLC	22,117	167,512
Hargreaves Lansdown PLC	7,250	131,901
HSBC Holdings PLC(b)	460,203	4,592,784
IMI PLC	9,170	145,434
Imperial Brands PLC(b)	22,123	909,975
Inchcape PLC	12,626	133,663
Informa PLC	27,023	247,777
Inmarsat PLC	13,255	135,517
InterContinental Hotels Group PLC	4,927	278,722
International Consolidated Airlines Group SA	24,674	188,017
Intertek Group PLC	4,931	279,599
Intu Properties PLC	26,215	88,233
ITV PLC	91,669	209,074
J Sainsbury PLC	44,997	145,220
Johnson Matthey PLC	5,216	193,230
Just Eat PLC*	15,054	123,147
Kingfisher PLC	58,791	228,181
Land Securities Group PLC	18,325	246,661
Legal & General Group PLC	139,002	491,852
Lloyds Banking Group PLC(b)	1,638,264	1,416,400
London Stock Exchange Group PLC	7,193	355,419
Marks & Spencer Group PLC	42,069	178,698
Meggitt PLC	24,783	164,344
Melrose Industries PLC	55,956	171,441
Merlin Entertainments PLC‡	20,079	124,229
Micro Focus International PLC	5,924	174,395

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
National Grid PLC(b)	78,071	$964,200
Next PLC	3,570	185,907
Old Mutual PLC	116,550	301,929
Pearson PLC	21,065	182,595
Persimmon PLC	8,041	265,445
Petrofac Ltd.	8,900	52,448
Provident Financial PLC	4,470	121,514
Prudential PLC(b)	58,825	1,433,160
Reckitt Benckiser Group PLC(b)	14,600	1,418,378
RELX NV	21,935	459,815
RELX PLC	24,891	542,105
Rio Tinto Ltd.	9,774	513,364
Rio Tinto PLC	28,595	1,326,977
Rolls-Royce Holdings PLC*	40,079	469,203
Royal Bank of Scotland Group PLC*	76,327	250,155
Royal Mail PLC	26,024	138,299
RSA Insurance Group PLC	30,122	259,116
Sage Group PLC (The)	29,160	259,106
Schroders PLC	3,221	146,289
Severn Trent PLC	6,104	180,257
Sky PLC	23,834	303,218
Smith & Nephew PLC	22,180	385,981
Smiths Group PLC	12,178	246,442
SSE PLC(b)	22,760	413,778
St James's Place PLC	14,637	234,841
Standard Chartered PLC*	65,252	728,373
Standard Life PLC	50,364	289,758
Tate & Lyle PLC	17,321	153,452
Taylor Wimpey PLC	83,164	208,753
TechnipFMC PLC*	12,286	349,600
Tesco PLC*(b)	197,511	453,597
Travis Perkins PLC	7,629	152,676
Unilever NV	35,996	2,092,258
Unilever PLC(b)	27,633	1,574,321
United Utilities Group PLC	17,449	206,460
Vodafone Group PLC(b)	619,998	1,814,571
Weir Group PLC (The)	6,540	158,128
Whitbread PLC	4,331	219,712
Wm Morrison Supermarkets PLC	62,204	197,144
Worldpay Group PLC‡	46,732	227,954
WPP PLC(b)	29,187	594,880

Total United Kingdom		53,128,551
United States - 0.5%
Carnival PLC	3,666	247,453
QIAGEN NV*	6,434	213,348
Samsonite International SA	36,889	154,685
Shire PLC(b)	20,572	1,155,630

Total United States		1,771,116

Total Common Stocks
(Cost $319,463,762)		352,149,836
Preferred Stocks - 0.7%
Germany - 0.5%
FUCHS PETROLUB SE	3,663	216,798
Henkel AG & Co. KGaA	4,436	626,298
Porsche Automobil Holding SE	4,229	241,247
Volkswagen AG	4,295	658,801

Total Germany		1,743,144
South Korea - 0.2%
Samsung Electronics Co. Ltd.	322	555,634

Total Preferred Stocks
(Cost $2,024,566)		2,298,778

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2017 (unaudited)

	Shares	Value
Investment of Cash Collateral For Securities Loaned — 0.6%
Money Market Fund — 0.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.92%(d)
(Cost $2,168,117)	2,168,117	$2,168,117

Total Investments — 100.7%
(Cost $323,656,445)		356,616,731
Other Assets and Liabilities, Net — (0.7)%		(2,460,832)
Net Assets — 100.0%		$354,155,899

		% of
Industry	Value	Net Assets
Financials	$76,338,878	21.6%
Industrials	51,743,655	14.6
Consumer Discretionary	42,697,586	12.0
Consumer Staples	38,883,340	11.0
Health Care	35,644,954	10.1
Materials	28,999,232	8.2
Information Technology	26,897,813	7.6
Energy	16,584,281	4.7
Telecommunication Services	13,710,163	3.9
Real Estate	11,842,270	3.3
Utilities	11,106,442	3.1
Money Market Fund	2,168,117	0.6
Total Investments	$356,616,731	100.7%
Other Assets and Liabilities, Net	(2,460,832)	(0.7)
Total Net Assets	$354,155,899	100.0%

*	Non-income producing securities.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,750,016; total market value of collateral held by the Fund was $2,446,521. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $278,404.
(b)	All of a portion of these securities have been segregated as collateral for forward foreign currency contracts. The total value of securities segregated amounted to $25,911,626.
(c)	Less than 0.05%.
(d)	Reflects the 1-day yield at July 31, 2017.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2017 (unaudited)

Forward Exchange Contracts Outstanding as of July 31, 2017:

Purchase Contracts	Counterparty	Currency	Currency Amount Purchased	Value at Settlement Date	Value at July 31, 2017	Unrealized Appreciation (Depreciation)
Australian Dollar Expiring 08/03/17	Morgan Stanley	AUD	15,421,166	$12,312,274	$12,310,983	$(1,291)
Swiss Franc Expiring 08/03/17	Morgan Stanley	CHF	13,338,867	13,830,158	13,827,609	(2,549)
Danish Krone Expiring 08/03/17	Morgan Stanley	DKK	27,837	4,277	4,414	137
Danish Krone Expiring 08/03/17	Morgan Stanley	DKK	17,965,845	2,849,392	2,848,793	(599)
Euro Expiring 08/03/17	Morgan Stanley	EUR	246,369	281,914	290,520	8,606
Euro Expiring 08/03/17	Morgan Stanley	EUR	44,912,990	52,972,222	52,961,741	(10,481)
British Pound Expiring 08/03/17	Morgan Stanley	GBP	22,831,950	30,098,225	30,103,855	5,630
British Pound Expiring 09/05/17	Morgan Stanley	GBP	33,305	44,023	43,965	(58)
Hong Kong Dollar Expiring 08/03/17	Morgan Stanley	HKD	45,412,034	5,813,328	5,815,026	1,698
Israeli Shekel Expiring 08/03/17	Morgan Stanley	ILS	3,264,809	917,545	917,227	(318)
Japanese Yen Expiring 08/03/17	Morgan Stanley	JPY	4,562,981,325	41,314,363	41,301,753	(12,610)
South Korean Won Expiring 08/03/17	Morgan Stanley	KRW	9,624,570,990	8,581,659	8,600,854	19,195
Norwegian Krone Expiring 08/03/17	Morgan Stanley	NOK	7,988,548	1,010,262	1,011,105	843
New Zealand Dollar Expiring 08/03/17	Morgan Stanley	NZD	566,422	424,747	424,649	(98)
Swedish Krona Expiring 08/03/17	Morgan Stanley	SEK	120,961	14,366	14,956	590
Swedish Krona Expiring 08/03/17	Morgan Stanley	SEK	40,673,552	5,031,338	5,029,172	(2,166)
Swedish Krona Expiring 09/05/17	Morgan Stanley	SEK	61,053	7,582	7,564	(18)
Singapore Dollar Expiring 08/03/17	Morgan Stanley	SGD	2,939,363	2,164,623	2,165,849	1,226
				$177,672,298	$177,680,035	$7,737

Sales Contracts	Counterparty	Currency	Currency Amount Sold	Value at Settlement Date	Value at July 31, 2017	Unrealized Appreciation (Depreciation)
Australian Dollar Expiring 08/03/17	Morgan Stanley	AUD	(15,421,165)	$(11,857,474)	$(12,310,983)	$(453,509)
Australian Dollar Expiring 09/05/17	Morgan Stanley	AUD	(15,307,442)	(12,216,072)	(12,214,791)	1,281
Swiss Franc Expiring 08/03/17	Morgan Stanley	CHF	(13,338,866)	(13,941,258)	(13,827,608)	113,650
Swiss Franc Expiring 09/05/17	Morgan Stanley	CHF	(13,302,617)	(13,819,778)	(13,820,305)	(527)
Danish Krone Expiring 08/03/17	Morgan Stanley	DKK	(17,993,683)	(2,765,931)	(2,853,207)	(87,276)
Danish Krone Expiring 09/05/17	Morgan Stanley	DKK	(18,007,759)	(2,860,835)	(2,861,121)	(286)
Euro Expiring 08/03/17	Morgan Stanley	EUR	(45,159,359)	(51,614,349)	(53,252,261)	(1,637,912)
Euro Expiring 09/05/17	Morgan Stanley	EUR	(44,669,812)	(52,772,246)	(52,774,392)	(2,146)
British Pound Expiring 08/03/17	Morgan Stanley	GBP	(22,831,950)	(29,711,121)	(30,103,855)	(392,734)
British Pound Expiring 09/05/17	Morgan Stanley	GBP	(23,054,776)	(30,425,492)	(30,433,922)	(8,430)
Hong Kong Dollar Expiring 08/03/17	Morgan Stanley	HKD	(45,412,034)	(5,819,741)	(5,815,026)	4,715
Hong Kong Dollar Expiring 09/05/17	Morgan Stanley	HKD	(47,033,844)	(6,026,161)	(6,028,611)	(2,450)
Israeli Shekel Expiring 08/03/17	Morgan Stanley	ILS	(3,236,846)	(925,542)	(909,371)	16,171
Israeli Shekel Expiring 08/03/17	Morgan Stanley	ILS	(27,963)	(7,836)	(7,856)	(20)
Israeli Shekel Expiring 09/05/17	Morgan Stanley	ILS	(3,220,038)	(905,742)	(905,934)	(192)
Japanese Yen Expiring 08/03/17	Morgan Stanley	JPY	(4,562,981,325)	(40,640,909)	(41,301,752)	(660,843)
Japanese Yen Expiring 09/05/17	Morgan Stanley	JPY	(4,529,994,793)	(41,070,429)	(41,067,406)	3,023
South Korean Won Expiring 08/03/17	Morgan Stanley	KRW	(9,624,570,990)	(8,430,027)	(8,600,854)	(170,827)
South Korean Won Expiring 09/05/17	Morgan Stanley	KRW	(9,540,650,250)	(8,500,980)	(8,528,187)	(27,207)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2017 (unaudited)

Sales Contracts	Counterparty	Currency	Currency Amount Sold	Value at Settlement Date	Value at July 31, 2017	Unrealized Appreciation (Depreciation)
Norwegian Krone Expiring 08/03/17	Morgan Stanley	NOK	(7,988,548)	$(957,377)	$(1,011,105)	$(53,728)
Norwegian Krone Expiring 09/05/17	Morgan Stanley	NOK	(8,401,941)	(1,063,260)	(1,064,259)	(999)
New Zealand Dollar Expiring 08/03/17	Morgan Stanley	NZD	(566,421)	(414,450)	(424,649)	(10,199)
New Zealand Dollar Expiring 09/05/17	Morgan Stanley	NZD	(555,162)	(416,026)	(415,943)	83
Swedish Krona Expiring 08/03/17	Morgan Stanley	SEK	(40,794,513)	(4,853,135)	(5,044,128)	(190,993)
Swedish Krona Expiring 09/05/17	Morgan Stanley	SEK	(39,054,956)	(4,839,733)	(4,838,751)	982
Singapore Dollar Expiring 08/03/17	Morgan Stanley	SGD	(2,939,362)	(2,137,216)	(2,165,849)	(28,633)
Singapore Dollar Expiring 09/05/17	Morgan Stanley	SGD	(3,030,282)	(2,232,255)	(2,233,898)	(1,643)
				$(351,225,375)	$(354,816,024)	$(3,590,649)

Net Unrealized Appreciation (Depreciation)						$(3,582,912)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(e)
Common Stocks	$352,149,836	$–	$–	$352,149,836
Preferred Stocks	2,298,778	–	–	2,298,778
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	2,168,117	–	–	2,168,117
Total Investments in Securities	356,616,731	–	–	356,616,731
Other Financial Instruments:(f)
Forward Exchange Contracts	–	177,830	–	177,830
Total Investments in Securities and Other Financial Instruments	$356,616,731	$177,830	$–	$356,794,561
Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(f)
Forward Exchange Contracts	$–	$3,760,742	$–	$3,760,742
Total Other Financial Instruments	$–	$3,760,742	$–	$3,760,742

(e)	For a complete listing of investments and their countries, see the Schedules of Investments.
(f)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2017, the Fund transferred common stock valued at $129,488 from Level 3 to Level 1 as a result of the company trading activity resuming. For the period ended July 31, 2017, there were no transfers between level 1 and level 2.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of April 30, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2017(g)
Common Stock:
Hyundai Heavy Industries Co. Ltd.	$129,488	$–	$(2,830)	$(20,138)	$45,727	$(26,875)	$–	$(125,372)	$–	$ (20,138)
Total	$129,488	$–	$(2,830)	$(20,138)	$45,727	$(26,875)	$–	$(125,372)	$–	$ (20,138)

(g)	Included in "Net change in unrealized appreciation (depreciation) on investments".

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Europe ETF

July 31, 2017 (unaudited)

	Shares	Value
Common Stocks - 99.2%
Australia - 0.4%
BHP Billiton PLC	31,848	$578,578

Austria - 0.4%
ANDRITZ AG	1,123	68,544
Erste Group Bank AG*	4,396	181,997
OMV AG	2,211	124,656
Raiffeisen Bank International AG*	2,021	59,378
Telekom Austria AG*	2,143	19,286
Vienna Insurance Group AG Wiener Versicherung Gruppe	598	17,964
voestalpine AG	1,768	89,341

Total Austria		561,166
Belgium - 1.9%
Ackermans & van Haaren NV	341	61,431
Ageas	2,993	134,322
Anheuser-Busch InBev SA/NV	11,634	1,396,339
bpost SA	1,569	42,815
Colruyt SA	1,030	57,537
Groupe Bruxelles Lambert SA	1,101	112,504
KBC Group NV	4,222	348,442
Proximus SA	2,185	76,498
Sofina SA	245	36,338
Solvay SA	1,075	153,739
Telenet Group Holding NV*	750	52,162
UCB SA	1,847	134,054
Umicore SA	1,454	116,364

Total Belgium		2,722,545
Chile - 0.1%
Antofagasta PLC	5,407	67,434

Denmark - 2.8%
AP Moller - Maersk A/S, Class A	60	124,801
AP Moller - Maersk A/S, Class B	99	215,339
Carlsberg A/S, Class B	1,613	178,621
Chr Hansen Holding A/S	1,374	110,222
Coloplast A/S, Class B	2,030	173,789
Danske Bank A/S	10,367	418,286
DONG Energy A/S‡	2,350	112,850
DSV A/S	2,843	182,813
Genmab A/S*	844	191,208
H Lundbeck A/S	920	55,060
ISS A/S	2,824	115,375
Jyske Bank A/S	1,040	64,913
Novo Nordisk A/S, Class B	27,357	1,162,780
Novozymes A/S, Class B	3,329	153,159
Pandora A/S	1,595	182,823
TDC A/S	12,549	77,093
Tryg A/S	1,721	38,662
Vestas Wind Systems A/S	3,183	309,840
William Demant Holding A/S*	1,736	45,990

Total Denmark		3,913,624
Finland - 1.7%
Elisa OYJ	2,229	91,375
Fortum OYJ	6,743	109,869
Huhtamaki OYJ	1,624	62,687
Kesko OYJ, Class B	1,053	53,049
Kone OYJ, Class B	5,832	302,610
Metso OYJ	1,633	51,752
Neste OYJ	1,974	85,251
Nokia OYJ	87,705	556,315
Nokian Renkaat OYJ	2,079	84,515
Orion OYJ, Class B	1,583	79,750
Sampo OYJ, Class A	7,173	390,966
Stora Enso OYJ, Class R	8,751	116,587

	Shares	Value
Common Stocks (continued)
Finland (continued)
UPM-Kymmene OYJ	8,170	$221,642
Wartsila OYJ Abp	2,366	156,631

Total Finland		2,362,999
France - 15.3%
Accor SA	2,633	121,875
Aeroports de Paris	442	74,546
Air Liquide SA	5,846	714,746
Airbus SE	8,371	696,781
Alstom SA	2,374	84,766
Amundi SA‡	759	58,434
Arkema SA	1,090	123,602
Atos SE	1,392	210,808
AXA SA	28,979	852,790
BioMerieux	217	47,651
BNP Paribas SA	16,540	1,278,659
Bollore SA	15,314	70,776
Bouygues SA	3,044	130,079
Bureau Veritas SA	3,974	90,170
Capgemini SE	2,366	256,635
Carrefour SA	8,211	196,568
Casino Guichard Perrachon SA	883	53,656
Christian Dior SE	161	45,689
Cie de Saint-Gobain	7,588	419,490
Cie Generale des Etablissements Michelin	2,706	364,819
Cie Plastic Omnium SA	874	33,489
CNP Assurances	2,481	59,672
Credit Agricole SA	17,437	305,290
Danone SA	8,735	649,737
Dassault Aviation SA	32	47,777
Dassault Systemes SE	1,980	193,500
Edenred	3,628	94,959
Eiffage SA	1,096	105,765
Electricite de France SA	5,976	60,396
Engie SA	23,701	380,171
Essilor International SA	3,114	393,208
Euler Hermes Group	249	29,651
Eurazeo SA	699	56,823
Eutelsat Communications SA	2,701	72,893
Faurecia	1,148	63,519
Fonciere Des Regions	608	58,515
Gecina SA	619	93,123
Groupe Eurotunnel SE	7,054	77,861
Hermes International	477	240,700
ICADE	555	47,486
Iliad SA	374	92,444
Imerys SA	573	49,458
Ingenico Group SA	861	89,960
Ipsen SA	540	68,918
JCDecaux SA	1,136	40,254
Kering	1,136	395,776
Klepierre	3,150	127,664
Lagardere SCA	1,790	58,564
Legrand SA	4,079	280,854
L'Oreal SA	3,683	760,330
LVMH Moet Hennessy Louis Vuitton SE	3,811	955,698
Natixis SA	13,057	94,567
Orange SA	29,329	491,712
Orpea	646	73,802
Pernod Ricard SA	3,240	447,891
Peugeot SA	6,393	137,067
Publicis Groupe SA	3,140	236,599
Remy Cointreau SA	385	44,152
Renault SA	2,630	236,155

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Europe ETF (continued)

July 31, 2017 (unaudited)

	Shares	Value
Common Stocks (continued)
France (continued)
Rexel SA	4,720	$74,486
Safran SA	4,527	426,613
Sanofi	16,492	1,569,526
Sartorius Stedim Biotech	382	27,122
Schneider Electric SE*	8,105	634,027
SCOR SE	2,438	102,372
SEB SA	424	75,159
SFR Group SA*	1,072	39,812
Societe BIC SA	413	48,240
Societe Generale SA	11,227	656,537
Sodexo SA	1,352	159,130
Suez	5,235	94,309
Teleperformance	891	123,590
Thales SA	1,524	168,162
TOTAL SA	33,822	1,713,080
Unibail-Rodamco SE	1,519	378,507
Valeo SA	3,644	251,504
Veolia Environnement SA	7,483	168,112
Vinci SA	7,115	635,352
Vivendi SA	16,358	377,429
Wendel SA	443	66,436
Zodiac Aerospace	3,030	86,273

Total France		21,514,718
Germany - 13.9%
adidas AG	3,031	689,695
Allianz SE	6,954	1,475,779
Axel Springer SE	700	44,352
BASF SE	14,025	1,332,595
Bayer AG	12,681	1,601,990
Bayerische Motoren Werke AG	4,920	450,771
Beiersdorf AG	1,528	167,000
Brenntag AG	2,369	133,913
Commerzbank AG*	15,940	208,229
Continental AG	1,656	371,937
Covestro AG‡	1,715	132,683
Daimler AG	14,766	1,032,187
Deutsche Bank AG	31,554	561,381
Deutsche Boerse AG	2,865	298,635
Deutsche Lufthansa AG	3,663	78,492
Deutsche Post AG	14,619	565,335
Deutsche Telekom AG	48,590	884,808
Deutsche Wohnen AG	5,439	214,725
E.ON SE	31,562	311,201
Evonik Industries AG	2,336	79,319
Fielmann AG	387	30,972
Fraport AG Frankfurt Airport Services Worldwide	559	55,770
Fresenius Medical Care AG & Co. KGaA	3,254	306,112
Fresenius SE & Co. KGaA	6,198	521,971
FUCHS PETROLUB SE	531	27,862
GEA Group AG	2,762	111,841
Hannover Rueck SE	931	117,119
HeidelbergCement AG	2,278	225,121
Hella KGaA Hueck & Co.	699	36,838
Henkel AG & Co. KGaA	1,791	224,673
HOCHTIEF AG	302	53,765
HUGO BOSS AG	1,004	75,438
Infineon Technologies AG	17,317	375,362
Innogy SE‡	2,003	83,799
K+S AG	3,001	77,822
KION Group AG	1,014	87,667
LANXESS AG	1,403	107,883
LEG Immobilien AG	992	95,074

	Shares	Value
Common Stocks (continued)
Germany (continued)
Linde AG	2,846	$542,909
MAN SE	554	61,149
Merck KGaA	1,981	216,860
METRO AG	2,540	28,452
Metro Wholesale & Food Specialist AG*	2,540	51,104
MTU Aero Engines AG	801	117,056
Muenchener Rueckversicherungs-Gesellschaft AG	2,111	451,730
OSRAM Licht AG	1,226	101,919
ProSiebenSat.1 Media SE	3,509	140,041
Rational AG	46	28,801
RWE AG*	7,416	155,765
SAP SE	13,925	1,472,329
Siemens AG	11,650	1,576,132
Suedzucker AG	1,208	25,679
Symrise AG	1,853	129,399
Talanx AG	592	24,335
Telefonica Deutschland Holding AG	10,446	53,783
thyssenkrupp AG	6,480	191,647
TUI AG	6,801	106,786
Uniper SE	3,054	62,616
United Internet AG	1,785	108,362
Volkswagen AG	455	71,320
Vonovia SE	7,189	290,340
Wacker Chemie AG(a)	241	29,806
Wirecard AG	1,781	135,836
Zalando SE‡*	1,635	72,895

Total Germany		19,497,167
Ireland - 0.9%
Allied Irish Banks PLC	9,747	56,884
Bank of Ireland Group PLC*	14,344	119,227
CRH PLC(b)	12,806	448,576
Glanbia PLC	3,077	63,849
Kerry Group PLC, Class A	2,231	200,827
Kingspan Group PLC	2,325	77,082
Paddy Power Betfair PLC	1,265	126,246
Ryanair Holdings PLC*	779	16,316
Smurfit Kappa Group PLC	3,703	109,841

Total Ireland		1,218,848
Italy - 3.6%
Assicurazioni Generali SpA	20,053	362,440
Atlantia SpA	8,147	246,761
Banca Mediolanum SpA	3,905	34,024
Buzzi Unicem SpA	1,119	28,233
Buzzi Unicem SpA-RSP	621	8,837
Davide Campari-Milano SpA	8,857	65,317
Enel SpA	119,133	677,569
Eni SpA	38,335	604,284
Ferrari NV	1,926	202,324
FinecoBank Banca Fineco SpA	6,121	53,512
Intesa Sanpaolo SpA	189,124	649,310
Intesa Sanpaolo SpA-RSP	14,589	46,441
Italgas SpA	7,659	41,989
Leonardo SpA	6,057	105,190
Luxottica Group SpA	2,379	137,073
Mediaset SpA*(a)	5,388	21,001
Mediobanca SpA	9,053	94,087
Moncler SpA	2,509	67,149
Parmalat SpA	2,975	10,740
Poste Italiane SpA‡	7,221	52,954
Prysmian SpA	3,312	105,626
Recordati SpA	1,547	65,843
Saipem SpA*(a)	8,917	36,375

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Europe ETF (continued)

July 31, 2017 (unaudited)

	Shares	Value
Common Stocks (continued)
Italy (continued)
Salvatore Ferragamo SpA	681	$19,679
Snam SpA	36,240	170,737
Telecom Italia SpA*	174,847	179,449
Telecom Italia SpA-RSP	94,284	77,090
Terna Rete Elettrica Nazionale SpA	21,622	123,026
UniCredit SpA*	34,130	669,582
Unione di Banche Italiane SpA	15,346	73,928
UnipolSai SpA	14,637	33,772

Total Italy		5,064,342
Jersey - 0.1%
Randgold Resources Ltd.	1,428	132,912

Jordan - 0.0%(c)
Hikma Pharmaceuticals PLC	2,180	40,581

Luxembourg - 0.4%
ArcelorMittal*	9,207	240,928
Eurofins Scientific SE	147	81,526
RTL Group SA	596	46,237
SES SA	5,380	126,068
Tenaris SA	7,301	115,259

Total Luxembourg		610,018
Mexico - 0.0%(c)
Fresnillo PLC	2,885	58,421

Netherlands - 6.4%
ABN AMRO Group NV‡	4,406	124,205
Aegon NV	26,716	149,270
Akzo Nobel NV	3,865	348,233
Altice NV, Class A*(a)	9,842	241,996
Altice NV, Class B*	1,348	33,216
ASML Holding NV	4,904	740,940
Boskalis Westminster NV	1,269	45,221
EXOR NV	1,635	97,540
Gemalto NV	1,288	65,389
GrandVision NV‡	757	21,313
Heineken Holding NV	1,501	146,901
Heineken NV(a)	3,269	339,821
ING Groep NV	59,558	1,110,512
Koninklijke Ahold Delhaize NV	19,510	397,825
Koninklijke DSM NV	2,685	197,471
Koninklijke KPN NV	47,230	170,616
Koninklijke Philips NV	14,145	540,000
Koninklijke Vopak NV	1,032	48,992
NN Group NV	5,169	208,972
OCI NV*	1,498	31,994
Randstad Holding NV	1,723	103,562
Royal Dutch Shell PLC, Class A(b)	68,641	1,930,212
Royal Dutch Shell PLC, Class B	57,431	1,629,368
Wolters Kluwer NV	4,412	195,664

Total Netherlands		8,919,233
Norway - 1.0%
Aker BP ASA	1,587	29,806
DNB ASA	16,485	322,548
Gjensidige Forsikring ASA	2,599	44,800
Marine Harvest ASA*	5,824	107,983
Norsk Hydro ASA	20,430	131,220
Orkla ASA	11,894	121,930
Schibsted ASA, Class A	1,253	31,827
Schibsted ASA, Class B	1,394	32,462
Statoil ASA	14,757	275,291
Telenor ASA	10,416	207,360
Yara International ASA	2,731	108,287

Total Norway		1,413,514

	Shares	Value
Common Stocks (continued)
Portugal - 0.2%
EDP - Energias de Portugal SA	34,722	$122,812
Galp Energia SGPS SA	7,883	125,842
Jeronimo Martins SGPS SA	3,805	74,581

Total Portugal		323,235
Russia - 0.0%(c)
Polymetal International PLC	4,026	48,990

South Africa - 0.2%
Investec PLC	9,794	74,373
Mediclinic International PLC(a)	6,112	59,627
Mondi PLC	5,615	147,681

Total South Africa		281,681
Spain - 5.5%
Abertis Infraestructuras SA	9,503	186,995
Acciona SA	403	34,329
Acerinox SA	2,206	28,272
ACS Actividades de Construccion y Servicios SA	3,840	146,800
Aena SA‡	978	190,544
Amadeus IT Group SA	6,335	388,835
Banco Bilbao Vizcaya Argentaria SA	102,077	920,789
Banco de Sabadell SA	85,864	191,635
Banco Santander SA	241,957	1,647,134
Bankia SA	17,621	88,959
Bankinter SA	10,701	103,935
CaixaBank SA	54,994	286,324
Corp. Financiera Alba SA	314	19,602
Distribuidora Internacional de Alimentacion SA(a)	9,568	64,334
EDP Renovaveis SA	3,065	24,406
Enagas SA(a)	3,537	99,603
Endesa SA	4,952	116,827
Ferrovial SA	7,386	158,879
Gas Natural SDG SA	4,826	112,602
Grifols SA	5,068	141,940
Iberdrola SA	88,029	691,632
Industria de Diseno Textil SA	16,094	637,365
Mapfre SA	15,425	57,304
Mediaset Espana Comunicacion SA	2,852	35,811
Merlin Properties Socimi SA	5,239	70,292
Red Electrica Corp. SA	6,604	141,084
Repsol SA	17,722	295,863
Siemens Gamesa Renewable Energy SA	3,496	57,087
Telefonica SA	66,415	748,580
Zardoya Otis SA	2,773	28,999

Total Spain		7,716,761
Sweden - 4.6%
Alfa Laval AB	4,907	109,435
Assa Abloy AB, B Shares	14,320	306,261
Atlas Copco AB, A Shares	9,632	348,412
Atlas Copco AB, B Shares	5,782	186,990
Boliden AB	4,193	131,455
Electrolux AB	3,394	115,888
Essity AB, B Shares*	9,059	262,171
Fastighets AB Balder, B Shares*	1,508	38,310
Getinge AB, B Shares(a)	3,053	52,915
Hennes & Mauritz AB, B Shares	14,463	376,368
Hexagon AB, B Shares	3,827	188,770
Husqvarna AB, B Shares	5,816	59,065
ICA Gruppen AB	1,211	48,446
Industrivarden AB, A Shares	3,243	83,871
Industrivarden AB, C Shares	2,614	63,338
Investment AB Latour, B Shares	1,922	24,449

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Europe ETF (continued)

July 31, 2017 (unaudited)

	Shares	Value
Common Stocks (continued)
Sweden (continued)
Investor AB, B Shares	6,943	$328,737
Kinnevik AB, B Shares	3,624	111,107
L E Lundbergforetagen AB, B Shares	577	45,331
Lundin Petroleum AB*	2,729	61,975
Melker Schorling AB	161	10,340
Nordea Bank AB	48,682	613,260
Sandvik AB	16,447	258,832
Securitas AB, B Shares	5,015	83,386
Skandinaviska Enskilda Banken AB, A Shares	21,879	276,698
Skandinaviska Enskilda Banken AB, C Shares	314	3,932
Skanska AB, B Shares	5,449	123,678
SKF AB, B Shares	5,812	115,391
Svenska Cellulosa AB SCA, B Shares	9,238	76,345
Svenska Handelsbanken AB, A Shares	22,373	332,454
Svenska Handelsbanken AB, B Shares	555	8,261
Swedbank AB, A Shares	16,062	418,574
Swedish Match AB	2,855	100,237
Tele2 AB, B Shares	5,422	64,415
Telefonaktiebolaget LM Ericsson, B Shares	45,255	293,437
Telia Co. AB	39,515	185,386
Trelleborg AB, B Shares	3,793	89,186
Volvo AB, B Shares	23,917	405,661

Total Sweden		6,402,767
Switzerland - 14.1%
ABB Ltd.	29,560	695,457
Adecco Group AG	2,414	184,643
Aryzta AG*	1,307	42,101
Baloise Holding AG	738	118,863
Banque Cantonale Vaudoise	39	28,274
Barry Callebaut AG*	26	37,160
Chocoladefabriken Lindt & Spruengli AG	1	68,311
Chocoladefabriken Lindt & Spruengli AG	14	79,878
Cie Financiere Richemont SA	7,802	664,284
Clariant AG*(a)	4,282	99,855
Coca-Cola HBC AG*	3,048	92,100
Credit Suisse Group AG*	37,698	581,382
DKSH Holding AG	412	32,517
Dufry AG*	495	79,058
EMS-Chemie Holding AG	111	77,425
Flughafen Zurich AG	295	75,428
Geberit AG	557	268,556
Givaudan SA	141	281,313
Glencore PLC*	178,535	786,494
Helvetia Holding AG	96	53,778
Idorsia Ltd.*	1,488	27,914
Julius Baer Group Ltd.*	3,308	187,540
Kuehne + Nagel International AG	776	135,439
LafargeHolcim Ltd.*	7,357	441,107
Lonza Group AG*	1,136	270,799
Nestle SA	47,508	4,022,805
Novartis AG	36,038	3,077,713
Pargesa Holding SA	440	35,206
Partners Group Holding AG	253	164,672
PSP Swiss Property AG	609	55,544
Roche Holding AG	10,774	2,734,677
Roche Holding AG	407	105,246
Schindler Holding AG – Participating Certificate	626	135,341
Schindler Holding AG - Registered	295	62,189
SGS SA	77	170,623
Sika AG	29	200,327

	Shares	Value
Common Stocks (continued)
Switzerland (continued)
Sonova Holding AG	785	$127,654
STMicroelectronics NV	9,574	162,882
Straumann Holding AG	151	85,528
Sulzer AG	192	21,591
Swatch Group AG (The) - Bearer	460	183,027
Swatch Group AG (The) - Registered	712	54,976
Swiss Life Holding AG*	495	181,101
Swiss Prime Site AG*	1,082	97,844
Swiss Re AG	4,842	467,966
Swisscom AG	342	167,553
Temenos Group AG*	913	88,475
UBS Group AG*	53,233	927,998
Vifor Pharma AG	794	85,008
Wolseley PLC	3,877	231,386
Zurich Insurance Group AG	2,301	703,047

Total Switzerland		19,760,055
United Kingdom - 24.9%
3i Group PLC	14,588	180,012
Aberdeen Asset Management PLC	15,281	66,360
Admiral Group PLC	3,153	85,962
Aggreko PLC	3,763	42,094
Anglo American PLC*	17,178	283,649
Ashmore Group PLC	5,987	28,415
Ashtead Group PLC	7,612	163,475
Associated British Foods PLC	5,326	208,118
AstraZeneca PLC(b)	19,404	1,168,808
Auto Trader Group PLC‡	14,720	74,267
Aviva PLC(b)	62,165	441,739
Babcock International Group PLC	3,951	43,988
BAE Systems PLC	48,758	386,645
Barclays PLC	260,128	696,168
Barratt Developments PLC	15,334	124,427
Bellway PLC	1,918	80,662
Berkeley Group Holdings PLC	2,003	92,317
Booker Group PLC	25,826	65,542
BP PLC(b)	295,199	1,734,945
British American Tobacco PLC(b)	35,034	2,177,027
British Land Co. PLC (The)	15,743	126,708
BT Group PLC	128,303	530,280
Bunzl PLC	5,140	155,042
Burberry Group PLC	6,763	152,553
Capita PLC	10,338	89,748
Capital & Counties Properties PLC	11,420	43,300
Centrica PLC	84,135	220,175
CNH Industrial NV	14,720	170,078
Cobham PLC	37,391	65,414
Compass Group PLC	24,200	515,889
ConvaTec Group PLC‡*	20,528	84,085
Croda International PLC	1,989	97,048
CYBG PLC*(a)	13,811	48,651
Daily Mail & General Trust PLC, Class A	4,160	34,908
DCC PLC	1,362	119,676
Derwent London PLC	1,568	58,873
Diageo PLC(b)	37,859	1,222,081
Direct Line Insurance Group PLC	21,502	106,188
Dixons Carphone PLC	15,583	55,263
DS Smith PLC	14,686	93,476
easyJet PLC	3,415	55,647
Experian PLC	14,406	286,212
Fiat Chrysler Automobiles NV*	16,682	200,614
G4S PLC	24,195	104,879
GKN PLC	26,817	113,664
GlaxoSmithKline PLC(b)	74,038	1,478,273

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Europe ETF (continued)

July 31, 2017 (unaudited)

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Halma PLC	5,920	$85,773
Hammerson PLC	12,400	93,917
Hargreaves Lansdown PLC	3,819	69,480
Howden Joinery Group PLC	9,386	52,577
HSBC Holdings PLC(b)	307,391	3,067,734
IMI PLC	4,193	66,500
Imperial Brands PLC	14,625	601,563
Inchcape PLC	6,517	68,991
Informa PLC	12,827	117,612
Inmarsat PLC	7,088	72,466
InterContinental Hotels Group PLC	2,909	164,563
International Consolidated Airlines Group SA	16,125	122,873
Intertek Group PLC	2,472	140,168
Intu Properties PLC	13,850	46,616
ITV PLC	57,081	130,187
J Sainsbury PLC	25,180	81,264
John Wood Group PLC	5,781	46,528
Johnson Matthey PLC	2,967	109,914
Just Eat PLC*	8,975	73,419
Kingfisher PLC	34,074	132,249
Land Securities Group PLC	11,643	156,719
Legal & General Group PLC(b)	90,617	320,644
Lloyds Banking Group PLC	1,093,085	945,053
London Stock Exchange Group PLC	4,791	236,732
Marks & Spencer Group PLC	25,396	107,875
Meggitt PLC	12,092	80,186
Melrose Industries PLC	28,822	88,306
Merlin Entertainments PLC‡	10,968	67,859
Micro Focus International PLC	3,471	102,182
National Grid PLC	52,684	650,663
Next PLC	2,190	114,044
Old Mutual PLC	72,795	188,580
Pearson PLC	12,822	111,143
Pennon Group PLC	6,501	68,993
Persimmon PLC	4,704	155,286
Petrofac Ltd.	4,044	23,831
Provident Financial PLC	2,320	63,068
Prudential PLC(b)	39,610	965,023
Reckitt Benckiser Group PLC(b)	9,536	926,415
RELX NV	13,694	287,062
RELX PLC	16,268	354,303
Rentokil Initial PLC	28,735	110,087
Rightmove PLC	1,437	79,719
Rio Tinto PLC(b)	18,443	855,864
Rolls-Royce Holdings PLC*	25,159	294,535
Royal Bank of Scotland Group PLC*	49,374	161,819
Royal Mail PLC	14,321	76,106
RPC Group PLC	6,381	75,375
RSA Insurance Group PLC	15,606	134,246
Sage Group PLC (The)	16,566	147,200
Schroders PLC	1,745	79,253
Segro PLC	15,581	108,252
Severn Trent PLC	3,684	108,792
Sky PLC	15,831	201,403
Smith & Nephew PLC	13,410	233,364
Smiths Group PLC	6,061	122,654
SSE PLC	15,497	281,736
St James's Place PLC	7,982	128,066
Standard Chartered PLC*	41,281	460,798
Standard Life PLC	30,173	173,594
Tate & Lyle PLC	7,259	64,310
Taylor Wimpey PLC	49,754	124,889
TechnipFMC PLC*	7,012	199,528

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Tesco PLC*	125,083	$287,261
Travis Perkins PLC	3,927	78,589
Unilever NV	23,941	1,391,564
Unilever PLC(b)	18,348	1,045,331
United Utilities Group PLC	10,453	123,682
Vodafone Group PLC	408,208	1,194,717
Weir Group PLC (The)	3,392	82,014
Whitbread PLC	2,807	142,399
William Hill PLC	13,373	44,164
Wm Morrison Supermarkets PLC	33,670	106,711
Worldpay Group PLC‡	28,750	140,239
WPP PLC	18,964	386,518

Total United Kingdom		34,976,485
United States - 0.8%
Carnival PLC	2,751	185,691
QIAGEN NV*	3,405	112,908
Shire PLC	13,635	765,945

Total United States		1,064,544

Total Common Stocks
(Cost $131,140,638)		139,250,618
Preferred Stocks - 0.9%
Germany - 0.8%
Bayerische Motoren Werke AG	863	68,527
FUCHS PETROLUB SE	1,096	64,868
Henkel AG & Co. KGaA	2,676	377,812
Porsche Automobil Holding SE	2,348	133,944
RWE AG	521	8,133
Sartorius AG	540	50,901
Volkswagen AG	2,807	430,560

Total Germany		1,134,745
Spain - 0.1%
Grifols SA, Class B	4,022	84,857

Sweden - 0.0%(c)
Fastighets AB Balder	155	6,624

Total Preferred Stocks
(Cost $1,188,741)		1,226,226
Investment of Cash Collateral For Securities Loaned — 0.8%
Money Market Fund — 0.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.92%(d)
(Cost $1,068,790)	1,068,790	1,068,790

Total Investments — 100.9%
(Cost $133,398,169)		141,545,634
Other Assets and Liabilities, Net — (0.9)%		(1,251,366)
Net Assets — 100.0%		$140,294,268

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Europe ETF (continued)

July 31, 2017 (unaudited)

		% of
Industry	Value	Net Assets
Financials	$30,675,466	21.8%
Consumer Staples	19,208,651	13.7
Industrials	18,796,911	13.4
Health Care	17,605,901	12.5
Consumer Discretionary	14,908,143	10.7
Materials	11,179,018	7.9
Energy	9,351,426	6.7
Information Technology	6,030,635	4.3
Telecommunication Services	5,424,723	3.9
Utilities	5,087,538	3.6
Real Estate	2,208,432	1.6
Money Market Fund	1,068,790	0.8
Total Investments	$141,545,634	100.9%
Other Assets and Liabilities, Net	(1,251,366)	(0.9)
Total Net Assets	$140,294,268	100.0%

‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $651,970; total market value of collateral held by the Fund was $1,068,790.
(b)	All of a portion of these securities have been segregated as collateral for forward foreign currency contracts. The total value of securities segregated amounted to $9,603,108.
(c)	Less than 0.05%.
(d)	Reflects the 1-day yield at July 31, 2017.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Europe ETF (continued)

July 31, 2017 (unaudited)

Forward Exchange Contracts Outstanding as of July 31, 2017:

Purchase Contracts	Counterparty	Currency	Currency Amount Purchased	Value at Settlement Date	Value at July 31, 2017	Unrealized Appreciation (Depreciation)
Swiss Franc Expiring 08/03/17	Morgan Stanley	CHF	8,910,365	$9,238,551	$9,236,845	$(1,706)
Danish Krone Expiring 08/03/17	Morgan Stanley	DKK	10,190	1,565	1,616	51
Danish Krone Expiring 08/03/17	Morgan Stanley	DKK	12,382,245	1,963,830	1,963,418	(412)
Euro Expiring 08/03/17	Morgan Stanley	EUR	118,853	135,756	140,153	4,397
Euro Expiring 08/03/17	Morgan Stanley	EUR	29,828,283	35,180,700	35,173,739	(6,961)
British Pound Expiring 08/03/17	Morgan Stanley	GBP	15,222,850	20,067,243	20,071,280	4,037
British Pound Expiring 09/05/17	Morgan Stanley	GBP	22,542	29,796	29,757	(39)
Norwegian Krone Expiring 08/03/17	Morgan Stanley	NOK	5,335,093	674,696	675,259	563
Swedish Krona Expiring 08/03/17	Morgan Stanley	SEK	90,103	10,701	11,141	440
Swedish Krona Expiring 08/03/17	Morgan Stanley	SEK	27,080,782	3,349,906	3,348,463	(1,443)
Swedish Krona Expiring 09/05/17	Morgan Stanley	SEK	41,716	5,181	5,168	(13)
				$70,657,925	$70,656,839	$(1,086)

Sales Contracts	Counterparty	Currency	Currency Amount Sold	Value at Settlement Date	Value at July 31, 2017	Unrealized Appreciation (Depreciation)
Swiss Franc Expiring 08/03/17	Morgan Stanley	CHF	(8,910,364)	$(9,319,354)	$(9,236,844)	$82,510
Swiss Franc Expiring 09/05/17	Morgan Stanley	CHF	(8,920,913)	(9,267,728)	(9,268,082)	(354)
Danish Krone Expiring 08/03/17	Morgan Stanley	DKK	(12,392,436)	(1,904,324)	(1,965,033)	(60,709)
Danish Krone Expiring 09/05/17	Morgan Stanley	DKK	(12,350,596)	(1,962,099)	(1,962,296)	(197)
Euro Expiring 08/03/17	Morgan Stanley	EUR	(29,947,135)	(34,214,866)	(35,313,891)	(1,099,025)
Euro Expiring 09/05/17	Morgan Stanley	EUR	(29,662,223)	(35,042,505)	(35,043,930)	(1,425)
British Pound Expiring 08/03/17	Morgan Stanley	GBP	(15,222,849)	(19,797,121)	(20,071,279)	(274,158)
British Pound Expiring 09/05/17	Morgan Stanley	GBP	(15,325,340)	(20,224,920)	(20,230,524)	(5,604)
Norwegian Krone Expiring 08/03/17	Morgan Stanley	NOK	(5,335,093)	(638,081)	(675,259)	(37,178)
Norwegian Krone Expiring 09/05/17	Morgan Stanley	NOK	(5,584,371)	(706,698)	(707,363)	(665)
Swedish Krona Expiring 08/03/17	Morgan Stanley	SEK	(27,170,885)	(3,228,934)	(3,359,604)	(130,670)
Swedish Krona Expiring 09/05/17	Morgan Stanley	SEK	(25,964,661)	(3,217,570)	(3,216,916)	654
				$(139,524,200)	$(141,051,021)	$(1,526,821)

Net Unrealized Appreciation (Depreciation)						$(1,527,907)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(e)
Common Stocks	$139,250,618	$–	$–	$139,250,618
Preferred Stocks	1,226,226	–	–	1,226,226
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	1,068,790	–	–	1,068,790
Total Investments in Securities	141,545,634	–	–	141,545,634
Other Financial Instruments:(f)
Forward Exchange Contracts	–	$92,652	–	92,652
Total Investments in Securities and Other Financial Instruments	$141,545,634	$92,652	$–	$141,638,286
Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(f)
Forward Exchange Contracts	$–	$1,620,559	$–	$1,620,559
Total Other Financial Instruments	$–	$1,620,559	$–	$1,620,559

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Europe ETF (continued)

July 31, 2017 (unaudited)

(e)	For a complete listing of investments and their countries, see the Schedules of Investments.
(f)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2017, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Japan ETF

July 31, 2017 (unaudited)

	Shares	Value
Common Stocks — 100.1%
Consumer Discretionary — 19.9%
ABC-Mart, Inc.	213	$12,125
Adastria Co., Ltd.	224	5,587
Aisin Seiki Co., Ltd.	1,482	77,121
Aoyama Trading Co., Ltd.	383	13,328
Asics Corp.	1,452	26,374
ASKUL Corp.	167	5,108
Autobacs Seven Co., Ltd.	502	8,350
Bandai Namco Holdings, Inc.	1,613	55,983
Benesse Holdings, Inc.	578	22,101
Bic Camera, Inc.	1,241	14,387
Bridgestone Corp.	5,200	219,163
Canon Marketing Japan, Inc.	371	8,179
Casio Computer Co., Ltd.	1,778	29,093
CyberAgent, Inc.	786	24,292
Daiichikosho Co., Ltd.	338	16,243
Denso Corp.	4,015	192,801
Dentsu, Inc.	1,822	85,085
Don Quijote Holdings Co., Ltd.	963	34,992
Exedy Corp.	241	7,536
Fast Retailing Co., Ltd.	422	126,491
Fujitsu General Ltd.	456	9,599
H2O Retailing Corp.	702	11,474
Hakuhodo DY Holdings, Inc.	1,944	27,252
Haseko Corp.	2,299	28,754
Heiwa Corp.	429	9,431
Hikari Tsushin, Inc.	184	20,066
HIS Co., Ltd.	278	8,542
Honda Motor Co., Ltd.	14,669	412,609
Iida Group Holdings Co., Ltd.	1,162	19,823
Isetan Mitsukoshi Holdings Ltd.	2,928	28,513
Isuzu Motors Ltd.	4,505	61,809
Izumi Co., Ltd.	324	16,890
J Front Retailing Co., Ltd.	2,024	28,923
Koito Manufacturing Co., Ltd.	946	55,307
Komeri Co., Ltd.	229	6,694
K's Holdings Corp.	650	13,036
Marui Group Co., Ltd.	1,748	23,761
Mazda Motor Corp.	4,708	70,921
Mitsubishi Motors Corp.	5,147	37,172
NGK Spark Plug Co., Ltd.	1,571	31,791
NHK Spring Co., Ltd.	1,326	14,317
Nifco, Inc.	343	19,743
Nikon Corp.	2,878	50,660
Nissan Motor Co., Ltd.	15,867	157,385
Nissan Shatai Co., Ltd.	596	6,171
Nitori Holdings Co., Ltd.	611	86,042
NOK Corp.	927	21,225
Oriental Land Co., Ltd.	1,560	112,862
PanaHome Corp.	275	2,982
Panasonic Corp.	17,528	241,279
Rakuten, Inc.	6,750	82,348
Resorttrust, Inc.	537	9,885
Rinnai Corp.	304	28,338
Ryohin Keikaku Co., Ltd.	195	49,767
Sankyo Co., Ltd.	420	13,760
Sanrio Co., Ltd.	482	9,662
Sega Sammy Holdings, Inc.	1,623	21,842
Sekisui Chemical Co., Ltd.	3,015	55,446
Sekisui House Ltd.(a)	4,798	83,003
Sharp Corp.*(a)	11,955	41,980
Shimachu Co., Ltd.	373	9,327
Shimamura Co., Ltd.	180	22,350
Shimano, Inc.	642	94,009
Shochiku Co., Ltd.	769	10,523

	Shares	Value
Common Stocks (continued)
Consumer Discretionary (continued)
SKY Perfect JSAT Holdings, Inc.	1,002	$4,489
Skylark Co., Ltd.	1,016	15,319
Sony Corp.	10,385	426,697
Stanley Electric Co., Ltd.	1,216	40,168
Start Today Co., Ltd.	1,473	41,526
Subaru Corp.	5,037	182,070
Sumitomo Electric Industries Ltd.	6,186	100,072
Sumitomo Forestry Co., Ltd.	1,078	16,488
Sumitomo Rubber Industries Ltd.	1,452	25,178
Suzuki Motor Corp.	3,379	159,936
Takashimaya Co., Ltd.	2,424	22,157
Toho Co., Ltd.	939	33,780
Tokai Rika Co., Ltd.	405	7,444
Tokyo Broadcasting System Holdings, Inc.	287	5,416
Toyo Tire & Rubber Co., Ltd.	825	16,964
Toyoda Gosei Co., Ltd.	604	14,267
Toyota Boshoku Corp.	498	10,402
Toyota Industries Corp.	1,324	71,056
Toyota Motor Corp.	21,522	1,214,246
TS Tech Co., Ltd.	419	12,419
TV Asahi Holdings Corp.	176	3,195
USS Co., Ltd.	1,763	35,533
Wacoal Holdings Corp.	993	13,930
Yamada Denki Co., Ltd.	6,040	32,197
Yamaha Corp.	1,378	48,637
Yamaha Motor Co., Ltd.	2,308	58,068
Yokohama Rubber Co., Ltd. (The)	857	17,280
Zensho Holdings Co., Ltd.	755	13,632

Total Consumer Discretionary		5,794,178

Consumer Staples — 8.6%
Aeon Co., Ltd.	5,729	86,198
Ain Holdings, Inc.	164	11,800
Ajinomoto Co., Inc.	4,171	83,763
Ariake Japan Co., Ltd.	146	10,452
Asahi Group Holdings Ltd.	3,131	127,484
Calbee, Inc.	616	25,505
Coca-Cola Bottlers Japan, Inc.	967	29,143
Cosmos Pharmaceutical Corp.	72	15,300
Ezaki Glico Co., Ltd.	425	22,309
FamilyMart UNY Holdings Co., Ltd.	667	37,305
House Foods Group, Inc.	609	15,697
Ito En Ltd.	467	17,244
Itoham Yonekyu Holdings, Inc.	1,101	10,213
Japan Tobacco, Inc.	9,831	341,120
Kagome Co., Ltd.	643	19,495
Kao Corp.	3,961	240,682
Kewpie Corp.	923	23,172
Kikkoman Corp.	1,457	44,569
Kirin Holdings Co., Ltd.	6,885	151,446
Kobayashi Pharmaceutical Co., Ltd.	503	31,228
Kose Corp.	236	26,228
Kusuri no Aoki Holdings Co., Ltd.	129	7,087
Lawson, Inc.	394	26,779
Lion Corp.	2,087	44,575
Matsumotokiyoshi Holdings Co., Ltd.	322	19,816
Megmilk Snow Brand Co., Ltd.	340	9,385
MEIJI Holdings Co., Ltd.	1,109	88,222
Mitsubishi Shokuhin Co., Ltd.	115	3,320
Morinaga & Co., Ltd./Japan	334	19,104
NH Foods Ltd.	1,675	49,494
Nichirei Corp.	905	25,390
Nisshin Seifun Group, Inc.	2,141	35,110

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Japan ETF (continued)

July 31, 2017 (unaudited)

	Shares	Value
Common Stocks (continued)
Consumer Staples (continued)
Nissin Foods Holdings Co., Ltd.	571	$35,812
Pigeon Corp.	887	32,833
Pola Orbis Holdings, Inc.	612	16,976
Sapporo Holdings Ltd.	513	13,951
Seven & i Holdings Co., Ltd.	6,340	255,046
Shiseido Co., Ltd.	3,191	112,629
Sugi Holdings Co., Ltd.	297	15,133
Sundrug Co., Ltd.	539	20,049
Suntory Beverage & Food Ltd.	1,038	50,822
Takara Holdings, Inc.	1,442	14,381
Toyo Suisan Kaisha Ltd.	740	26,855
Tsuruha Holdings, Inc.	299	31,336
Unicharm Corp.	3,168	81,125
Welcia Holdings Co., Ltd.	410	15,566
Yakult Honsha Co., Ltd.	844	57,440
Yamazaki Baking Co., Ltd.	1,043	20,899

Total Consumer Staples		2,499,488

Energy — 0.8%
Cosmo Energy Holdings Co., Ltd.	533	9,213
Idemitsu Kosan Co., Ltd.	822	19,915
Inpex Corp.	7,557	73,385
Japan Petroleum Exploration Co., Ltd.	250	5,179
JXTG Holdings, Inc.	26,173	116,114
Showa Shell Sekiyu K.K.	1,572	17,086

Total Energy		240,892

Financials — 13.0%
77 Bank Ltd. (The)	2,903	14,949
Acom Co., Ltd.*	3,117	13,258
AEON Financial Service Co., Ltd.	946	20,556
Aiful Corp.*	2,385	8,245
Aozora Bank Ltd.	9,594	36,815
Aplus Financial Co., Ltd.*	752	728
Awa Bank Ltd. (The)	1,554	10,196
Bank of Kyoto Ltd. (The)	2,969	28,428
Chiba Bank Ltd. (The)	5,423	38,871
Chugoku Bank Ltd. (The)	1,419	20,548
Concordia Financial Group Ltd.	9,819	49,479
Credit Saison Co., Ltd.	1,317	25,316
Dai-ichi Life Holdings, Inc.	9,330	161,361
Daishi Bank Ltd. (The)	2,647	12,122
Daiwa Securities Group, Inc.	13,294	76,531
Fukuoka Financial Group, Inc.	6,004	27,658
Gunma Bank Ltd. (The)	3,528	20,658
Hachijuni Bank Ltd. (The)	3,376	21,418
Hiroshima Bank Ltd. (The)	4,826	20,615
Hitachi Capital Corp.	347	8,237
Hokuhoku Financial Group, Inc.	1,045	16,976
Iyo Bank Ltd. (The)	2,237	18,241
Jafco Co., Ltd.	252	12,042
Japan Exchange Group, Inc.	4,455	79,871
Japan Post Bank Co., Ltd.	3,379	43,363
Japan Post Holdings Co., Ltd.	3,470	43,683
Japan Post Insurance Co., Ltd.	532	11,676
Juroku Bank Ltd. (The)	2,865	9,075
Keiyo Bank Ltd. (The)	1,922	8,123
Kyushu Financial Group, Inc.	3,178	19,932
Matsui Securities Co., Ltd.	837	6,840
Mebuki Financial Group, Inc.	8,353	32,128
Mitsubishi UFJ Financial Group, Inc.	106,910	677,289
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,585	19,078
Mizuho Financial Group, Inc.	208,881	371,277

	Shares	Value
Common Stocks (continued)
Financials (continued)
MS&AD Insurance Group Holdings, Inc.	4,104	$143,814
Nishi-Nippon Financial Holdings, Inc.	1,273	14,309
Nomura Holdings, Inc.	27,576	163,916
North Pacific Bank Ltd.	2,297	7,692
Orient Corp.	4,664	7,851
ORIX Corp.	10,551	167,248
Resona Holdings, Inc.	17,971	92,445
San-In Godo Bank Ltd. (The)	1,233	10,010
SBI Holdings, Inc.	1,640	23,436
Senshu Ikeda Holdings, Inc.	2,172	8,983
Seven Bank Ltd.	5,390	21,317
Shiga Bank Ltd. (The)	2,070	10,959
Shinsei Bank Ltd.	13,425	22,113
Shizuoka Bank Ltd. (The)	4,283	38,181
Sompo Holdings, Inc.	3,000	117,616
Sony Financial Holdings, Inc.	1,431	24,749
Sumitomo Mitsui Financial Group, Inc.	10,985	417,051
Sumitomo Mitsui Trust Holdings, Inc.	3,069	112,600
Suruga Bank Ltd.	1,429	34,427
T&D Holdings, Inc.	5,052	74,618
Tokai Tokyo Financial Holdings, Inc.	1,873	10,916
Tokio Marine Holdings, Inc.	5,745	241,509
Tokyo Century Corp.	382	16,249
Yamaguchi Financial Group, Inc.	1,862	21,890
Zenkoku Hosho Co., Ltd.	413	17,717

Total Financials		3,807,199

Health Care — 7.4%
Alfresa Holdings Corp.	1,462	26,886
Asahi Intecc Co., Ltd.	403	18,090
Astellas Pharma, Inc.	17,004	216,676
Chugai Pharmaceutical Co., Ltd.	1,790	71,846
Daiichi Sankyo Co., Ltd.	5,350	116,592
Eisai Co., Ltd.	2,170	116,243
Hisamitsu Pharmaceutical Co., Inc.	592	27,753
Hoya Corp.	3,088	173,998
Kaken Pharmaceutical Co., Ltd.	287	15,273
Kissei Pharmaceutical Co., Ltd.	260	6,718
KYORIN Holdings, Inc.	375	8,006
Kyowa Hakko Kirin Co., Ltd.	2,081	37,704
M3, Inc.	1,664	44,802
Medipal Holdings Corp.	1,287	23,540
Miraca Holdings, Inc.	427	19,477
Mitsubishi Tanabe Pharma Corp.	1,831	43,565
Mochida Pharmaceutical Co., Ltd.	105	7,308
Nihon Kohden Corp.	613	14,640
Nippon Shinyaku Co., Ltd.	421	26,557
Nipro Corp.	970	13,150
Olympus Corp.	2,311	83,869
Ono Pharmaceutical Co., Ltd.	3,764	82,301
Otsuka Holdings Co., Ltd.	3,444	151,480
PeptiDream, Inc.*	650	20,413
Rohto Pharmaceutical Co., Ltd.	795	16,052
Santen Pharmaceutical Co., Ltd.	2,997	42,231
Sawai Pharmaceutical Co., Ltd.	267	15,030
Shionogi & Co., Ltd.	2,363	126,089
Sumitomo Dainippon Pharma Co., Ltd.	1,364	19,109
Suzuken Co., Ltd.	661	22,044
Sysmex Corp.	1,191	68,122
Taisho Pharmaceutical Holdings Co., Ltd.	375	28,067
Takeda Pharmaceutical Co., Ltd.	6,273	331,093
Terumo Corp.	2,522	95,293

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Japan ETF (continued)

July 31, 2017 (unaudited)

	Shares	Value
Common Stocks (continued)
Health Care (continued)
Tsumura & Co.	540	$20,990

Total Health Care		2,151,007

Industrials — 21.1%
Amada Holdings Co., Ltd.	2,677	30,551
ANA Holdings, Inc.	9,601	32,888
Asahi Glass Co., Ltd.	1,591	66,955
Central Japan Railway Co.	1,491	239,515
Chiyoda Corp.	1,257	7,542
COMSYS Holdings Corp.	897	18,363
Dai Nippon Printing Co., Ltd.	4,971	54,751
Daifuku Co., Ltd.	767	26,482
Daikin Industries Ltd.	2,179	230,728
DMG Mori Co., Ltd.	837	13,893
East Japan Railway Co.	3,061	286,722
Ebara Corp.	826	24,183
FANUC Corp.	1,596	325,931
Fuji Electric Co., Ltd.	4,700	25,862
Fujikura Ltd.	2,245	18,895
Fukuyama Transporting Co., Ltd.	1,360	8,677
Furukawa Electric Co., Ltd.	504	22,715
Glory Ltd.	451	15,000
GS Yuasa Corp.	3,172	14,956
Hankyu Hanshin Holdings, Inc.	1,886	67,165
Hino Motors Ltd.	2,201	25,915
Hitachi Construction Machinery Co., Ltd.	869	24,892
Hitachi Transport System Ltd.	353	8,118
Hoshizaki Corp.	429	41,465
IHI Corp.*	10,669	35,147
ITOCHU Corp.	11,616	181,922
Japan Airlines Co., Ltd.	969	31,290
Japan Airport Terminal Co., Ltd.	381	14,103
Japan Steel Works Ltd. (The)	514	8,490
JGC Corp.	1,769	28,321
JTEKT Corp.	1,855	26,441
Kajima Corp.	7,573	65,933
Kamigumi Co., Ltd.	1,718	18,378
Kandenko Co., Ltd.	853	9,109
Kawasaki Heavy Industries Ltd.	11,954	38,081
Kawasaki Kisen Kaisha Ltd.*	6,783	16,820
Keihan Holdings Co., Ltd.	4,012	25,925
Keikyu Corp.	4,110	47,648
Keio Corp.	4,758	39,788
Keisei Electric Railway Co., Ltd.	1,142	31,213
Kinden Corp.	1,071	16,652
Kintetsu Group Holdings Co., Ltd.	14,853	56,861
Komatsu Ltd.	7,513	201,568
Kubota Corp.	9,185	159,560
Kurita Water Industries Ltd.	902	25,633
Kyudenko Corp.	317	11,935
Kyushu Railway Co.	1,326	43,622
LIXIL Group Corp.	2,153	55,318
Mabuchi Motor Co., Ltd.	423	22,280
Maeda Road Construction Co., Ltd.	476	9,800
Makita Corp.	2,018	78,806
Marubeni Corp.	12,948	85,695
MINEBEA MITSUMI, Inc.	3,509	57,893
MISUMI Group, Inc.	2,234	55,317
Mitsubishi Corp.	10,575	229,359
Mitsubishi Electric Corp.	16,250	251,555
Mitsubishi Heavy Industries Ltd.	23,502	93,438
Mitsubishi Logistics Corp.	1,110	14,235
Mitsui & Co., Ltd.	13,793	200,351

	Shares	Value
Common Stocks (continued)
Industrials (continued)
Mitsui Engineering & Shipbuilding Co., Ltd.	6,027	$8,400
Mitsui OSK Lines Ltd.	9,065	28,222
Miura Co., Ltd.	803	16,228
MonotaRO Co., Ltd.	480	15,812
Nabtesco Corp.	955	30,985
Nagase & Co., Ltd.	905	14,194
Nagoya Railroad Co., Ltd.	7,463	34,176
Nankai Electric Railway Co., Ltd.	4,476	21,996
NGK Insulators Ltd.	2,189	44,020
Nidec Corp.	1,926	211,957
Nihon M&A Center, Inc.	516	20,664
Nippo Corp.	417	8,465
Nippon Express Co., Ltd.	6,002	38,295
Nippon Yusen K.K.*	13,167	25,144
Nishi-Nippon Railroad Co., Ltd.	3,101	13,639
Nisshinbo Holdings, Inc.	1,037	10,483
NSK Ltd.	3,764	48,645
NTN Corp.	3,483	16,234
Obayashi Corp.	5,570	66,944
Odakyu Electric Railway Co., Ltd.	2,523	49,891
OKUMA Corp.	1,230	11,833
OSG Corp.	585	12,331
Park24 Co., Ltd.	856	21,614
Persol Holdings Co., Ltd.	1,386	26,216
Pilot Corp.	242	10,535
Recruit Holdings Co., Ltd.	9,837	169,952
Sanwa Holdings Corp.	1,656	17,895
Secom Co., Ltd.	1,593	119,329
Seibu Holdings, Inc.	1,772	30,887
Seino Holdings Co., Ltd.	1,212	16,300
Shimizu Corp.	4,683	49,417
SMC Corp.	476	151,250
Sohgo Security Services Co., Ltd.	546	23,101
Sojitz Corp.	10,282	25,869
Sotetsu Holdings, Inc.	3,184	15,561
Sumitomo Corp.	9,210	124,320
Sumitomo Heavy Industries Ltd.	4,626	33,744
Tadano Ltd.	937	11,626
Taisei Corp.	8,816	84,254
THK Co., Ltd.	936	28,590
Tobu Railway Co., Ltd.	8,341	44,085
Toda Corp.	1,897	13,031
Tokyu Corp.	4,077	59,885
Toppan Forms Co., Ltd.	324	3,363
Toppan Printing Co., Ltd.	4,323	45,619
Toshiba Corp.*(a)	31,591	70,332
TOTO Ltd.	1,192	47,952
Toyota Tsusho Corp.	1,844	59,244
Ushio, Inc.	960	13,475
West Japan Railway Co.	1,507	107,991
Yamato Holdings Co., Ltd.	2,942	58,976

Total Industrials		6,153,622

Information Technology — 12.0%
Advantest Corp.	1,454	26,673
Alps Electric Co., Ltd.	1,558	42,442
Azbil Corp.	530	20,889
Brother Industries Ltd.	1,951	49,793
Canon, Inc.	8,548	296,834
Capcom Co., Ltd.	380	9,413
Citizen Watch Co., Ltd.	2,225	16,532
COLOPL, Inc.	382	4,277
COOKPAD, Inc.	367	3,139

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Japan ETF (continued)

July 31, 2017 (unaudited)

	Shares	Value
Common Stocks (continued)
Information Technology (continued)
DeNA Co., Ltd.	906	$19,884
Disco Corp.	229	40,559
FUJIFILM Holdings Corp.	3,181	116,680
Fujitsu Ltd.	15,924	118,708
GMO Payment Gateway, Inc.	134	7,895
Gree, Inc.	773	5,925
GungHo Online Entertainment, Inc.	3,074	8,290
Hamamatsu Photonics K.K.	1,063	33,767
Hirose Electric Co., Ltd.	263	35,798
Hitachi High-Technologies Corp.	525	19,338
Hitachi Kokusai Electric, Inc.	405	10,443
Hitachi Ltd.	38,012	261,314
Horiba Ltd.	315	19,271
Ibiden Co., Ltd.	886	15,363
Itochu Techno-Solutions Corp.	396	13,762
Japan Aviation Electronics Industry Ltd.	366	5,770
Japan Display, Inc.*(a)	2,917	5,227
Kakaku.com, Inc.	1,108	15,613
Keyence Corp.	741	342,150
Koei Tecmo Holdings Co., Ltd.	399	8,237
Konami Holdings Corp.	785	40,850
Konica Minolta, Inc.	3,710	30,689
Kyocera Corp.	2,565	155,811
LINE Corp.*	299	11,081
Murata Manufacturing Co., Ltd.	1,558	242,241
NEC Corp.	20,712	56,234
Nexon Co., Ltd.*	1,656	34,395
Nintendo Co., Ltd.	884	299,854
Nippon Electric Glass Co., Ltd.	678	23,992
Nomura Research Institute Ltd.	887	33,154
NS Solutions Corp.	268	5,634
NTT Data Corp.	5,210	56,723
OBIC Business Consultants Co., Ltd.	60	3,041
Obic Co., Ltd.	549	34,233
Omron Corp.	1,631	81,332
Oracle Corp. Japan	265	17,771
Otsuka Corp.	420	27,482
Ricoh Co., Ltd.	5,626	52,800
Rohm Co., Ltd.	733	56,719
SCREEN Holdings Co., Ltd.	322	21,565
SCSK Corp.	342	14,439
Seiko Epson Corp.(a)	2,279	60,040
Shimadzu Corp.	2,224	43,717
Square Enix Holdings Co., Ltd.	649	21,233
Sumco Corp.	1,785	29,014
Taiyo Yuden Co., Ltd.	911	15,319
TDK Corp.	991	71,301
TIS, Inc.	666	20,101
Tokyo Electron Ltd.	1,282	180,706
Topcon Corp.	855	14,625
Trend Micro, Inc.	949	47,409
Yahoo Japan Corp.	10,822	48,971
Yaskawa Electric Corp.	1,818	48,718
Yokogawa Electric Corp.	1,989	33,464

Total Information Technology		3,508,644

Materials — 7.1%
Air Water, Inc.	1,251	24,263
Asahi Kasei Corp.	10,236	117,140
Daicel Corp.	2,449	31,894
Daido Steel Co., Ltd.	2,876	17,491
Denka Co., Ltd.	3,639	20,254
DIC Corp.	670	25,376

	Shares	Value
Common Stocks (continued)
Materials (continued)
Dowa Holdings Co., Ltd.	1,855	$14,992
FP Corp.	187	10,205
Hitachi Chemical Co., Ltd.	814	23,169
Hitachi Metals Ltd.	1,618	22,521
JFE Holdings, Inc.	4,254	82,100
JSR Corp.	1,537	27,097
Kaneka Corp.	2,363	18,948
Kansai Paint Co., Ltd.	1,587	36,352
Kobe Steel Ltd.*(a)	2,440	30,518
Kuraray Co., Ltd.	2,914	56,700
Lintec Corp.	409	9,916
Maruichi Steel Tube Ltd.	505	15,562
Mitsubishi Chemical Holdings Corp.	10,611	89,213
Mitsubishi Gas Chemical Co., Inc.	1,528	35,360
Mitsubishi Materials Corp.	1,023	34,348
Mitsui Chemicals, Inc.	7,468	42,580
Nippon Kayaku Co., Ltd.	1,374	19,237
Nippon Paint Holdings Co., Ltd.	1,276	49,137
Nippon Paper Industries Co., Ltd.	771	15,344
Nippon Shokubai Co., Ltd.	260	17,013
Nippon Steel & Sumitomo Metal Corp.	6,403	157,156
Nissan Chemical Industries Ltd.	1,155	38,415
Nisshin Steel Co., Ltd.	372	4,552
Nitto Denko Corp.	1,265	112,859
Oji Holdings Corp.	7,224	37,004
Rengo Co., Ltd.	1,711	9,693
Shin-Etsu Chemical Co., Ltd.	3,351	306,608
Showa Denko K.K.	1,037	27,085
Sumitomo Chemical Co., Ltd.	12,475	73,160
Sumitomo Metal Mining Co., Ltd.	3,933	59,389
Sumitomo Osaka Cement Co., Ltd.	3,056	14,299
Taiheiyo Cement Corp.	9,914	37,235
Taiyo Nippon Sanso Corp.	1,175	13,590
Teijin Ltd.	1,456	29,227
Toray Industries, Inc.	12,449	112,328
Tosoh Corp.	4,700	55,935
Toyo Seikan Group Holdings Ltd.	1,304	21,349
Toyobo Co., Ltd.	7,166	13,619
Ube Industries Ltd.	8,668	23,534
Yamato Kogyo Co., Ltd.	286	8,011
Zeon Corp.	1,205	15,082

Total Materials		2,056,860

Real Estate — 3.1%
Aeon Mall Co., Ltd.	973	18,501
Daikyo, Inc.	2,393	5,003
Daito Trust Construction Co., Ltd.	591	99,699
Daiwa House Industry Co., Ltd.	5,337	185,910
Hulic Co., Ltd.	2,920	30,787
Ichigo, Inc.	1,682	5,130
Leopalace21 Corp.	2,028	14,444
Mitsubishi Estate Co., Ltd.	9,713	176,336
Mitsui Fudosan Co., Ltd.	7,774	178,318
Nomura Real Estate Holdings, Inc.	980	19,406
NTT Urban Development Corp.	884	9,032
Relo Group, Inc.	851	17,044
Sumitomo Realty & Development Co., Ltd.	3,552	107,465
Tokyo Tatemono Co., Ltd.	1,689	22,959
Tokyu Fudosan Holdings Corp.	4,211	25,229

Total Real Estate		915,263

Telecommunication Services — 5.1%
KDDI Corp.	15,009	396,636

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Japan ETF (continued)

July 31, 2017 (unaudited)

	Shares	Value
Common Stocks (continued)
Telecommunication Services (continued)
Nippon Telegraph & Telephone Corp.	5,586	$272,488
NTT DOCOMO, Inc.	10,677	247,660
SoftBank Group Corp.	7,008	568,149

Total Telecommunication Services		1,484,933

Utilities — 2.0%
Chubu Electric Power Co., Inc.	5,789	75,915
Chugoku Electric Power Co., Inc. (The)	2,364	25,866
Electric Power Development Co., Ltd.	1,355	34,251
Hokkaido Electric Power Co., Inc.	1,446	10,875
Hokuriku Electric Power Co.(a)	1,391	12,853
Kansai Electric Power Co., Inc. (The)	6,017	80,648
Kyushu Electric Power Co., Inc.	3,835	45,328
Osaka Gas Co., Ltd.	16,326	65,233
Shikoku Electric Power Co., Inc.	1,262	15,133
Toho Gas Co., Ltd.	3,699	25,007
Tohoku Electric Power Co., Inc.	3,899	53,001
Tokyo Electric Power Co. Holdings, Inc.*	12,885	54,574
Tokyo Gas Co., Ltd.	17,206	91,110

Total Utilities		589,794

Total Common Stocks
(Cost $25,891,416)		29,201,880
Short-Term Investment — 0.2%
Money Market Fund — 0.2%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.91%(b)
(Cost $63,791)	63,791	63,791

Investment of Cash Collateral For Securities Loaned — 0.7%
Money Market Fund — 0.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.92%(c)
(Cost $214,901)	214,901	214,901

Total Investments — 101.0%
(Cost $26,170,108)		29,480,572
Other Assets and Liabilities, Net — (1.0)%		(297,614)
Net Assets — 100.0%		$29,182,958

1

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $289,374; total market value of collateral held by the Fund was $304,863. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $89,962.
(b)	Reflects the 7-day yield at July 31, 2017.
(c)	Reflects the 1-day yield at July 31, 2017.

1

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Japan ETF (continued)

July 31, 2017 (unaudited)

Forward Exchange Contracts Outstanding as of July 31, 2017:

Purchase Contracts	Counterparty	Currency	Currency Amount Purchased	Value at Settlement Date	Value at July 31, 2017	Unrealized Appreciation (Depreciation)
Japanese Yen Expiring 08/03/17	Merrill Lynch	JPY	1,615,952,727	$14,627,064	$14,626,770	$(294)
				$14,627,064	$14,626,770	$(294)

Sales Contracts	Counterparty	Currency	Currency Amount Sold	Value at Settlement Date	Value at July 31, 2017	Unrealized Appreciation (Depreciation)
Japanese Yen Expiring 08/03/17	Merrill Lynch	JPY	(1,615,952,730)	$(14,396,759)	$(14,626,770)	$(230,011)
Japanese Yen Expiring 09/05/17	Merrill Lynch	JPY	(1,613,330,816)	(14,623,438)	(14,625,914)	(2,476)
				$(29,020,197)	$(29,252,684)	$(232,487)

Net Unrealized Appreciation (Depreciation)						$(232,781)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(d)
Common Stocks	$29,201,880	$—	$—	$29,201,880
Short-Term Investment:
Money Market Fund	63,791	—	—	63,791
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	214,901	—	—	214,901
Total Investments in Securities	29,480,572	—	—	29,480,572
Other Financial Instruments:(e)
Total Investments in Securities and Other Financial Instruments	$29,480,572	$—	$—	$29,480,572
Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(e)
Forward Exchange Contracts	$—	$232,781	$—	$232,781
Total Other Financial Instruments	$—	$232,781	$—	$232,781

(d)	For a complete listing of investments and their industries, see the Schedules of Investments.
(e)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2017, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Leaders GTAA Tracker ETF

July 31, 2017 (unaudited)

	Shares	Value
Investment Companies — 99.7%
Aggregate Bond Funds — 15.5%
iShares Core U.S. Aggregate Bond ETF	30,151	$3,306,057
SPDR Bloomberg Barclays Aggregate Bond ETF	1,318	76,115
Vanguard Total Bond Market ETF	29,976	2,457,732

Total Aggregate Bond Funds		5,839,904

Emerging Equity Funds — 10.1%
iShares Core MSCI Emerging Markets ETF	26,616	1,405,059
Vanguard FTSE Emerging Markets ETF	55,856	2,402,366

Total Emerging Equity Funds		3,807,425

High Yield Corporate Bond Funds — 20.1%
iShares iBoxx $ High Yield Corporate Bond ETF(a)	51,661	4,593,179
SPDR Bloomberg Barclays High Yield Bond ETF(b)	79,447	2,971,318

Total High Yield Corporate Bond Funds		7,564,497

International Equity Core Funds — 17.0%
iShares Core MSCI EAFE ETF	34,644	2,168,714
Vanguard FTSE Developed Markets ETF(b)	99,790	4,242,073

Total International Equity Core Funds		6,410,787

U.S. Large Cap Core Funds — 29.1%
Consumer Discretionary Select Sector SPDR Fund	21,066	1,924,590
Energy Select Sector SPDR Fund	8,544	569,201
Financial Select Sector SPDR Fund	51,368	1,288,823
Health Care Select Sector SPDR Fund	23,805	1,901,782
Materials Select Sector SPDR Fund	10,367	566,453
Technology Select Sector SPDR Fund(b)	28,014	1,601,280
Vanguard Consumer Discretionary ETF	2,421	348,963
Vanguard Energy ETF	1,497	135,898
Vanguard Financials ETF(b)	5,054	321,131
Vanguard Health Care ETF(b)	4,901	726,573
Vanguard Information Technology ETF	8,721	1,279,022
Vanguard Materials ETF	2,367	292,017

Total U.S. Large Cap Core Funds		10,955,733

U.S. Medium Term Treasury Bond Fund — 7.9%
iShares 7-10 Year Treasury Bond ETF(b)	27,807	2,971,178

Total Investment Companies
(Cost $35,240,643)		37,549,524
Short-Term Investment — 0.3%
Money Market Fund — 0.3%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.91%(c)
(Cost $97,817)	97,817	97,817

	Shares	Value
Investment of Cash Collateral For Securities Loaned — 9.8%
Money Market Fund — 9.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.92%(d)
(Cost $3,709,978)	3,709,978	$3,709,978

Total Investments — 109.8%
(Cost $39,048,438)		41,357,319
Other Assets and Liabilities, Net — (9.8)%		(3,684,676)
Net Assets — 100.0%		$37,672,643

(a)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $252,504.
(b)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $3,747,178; total market value of collateral held by the Fund was $3,831,531. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $121,553.
(c)	Reflects the 7-day yield at July 31, 2017.
(d)	Reflects the 1-day yield at July 31, 2017.

1

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Leaders GTAA Tracker ETF (continued)

July 31, 2017 (unaudited)

Total return swap contracts outstanding at July 31, 2017:
			Notional
	Annual		Amount	Unrealized
	Financing Rate	Expiration	Long	Appreciation
Total Return Benchmark	(Received) Paid %	Date	(Short)	(Depreciation)(e)
Consumer Discretionary Select Sector SPDR Fund	2.16	10/04/2017	$467,763	$–
Consumer Staples Select Sector SPDR Fund	0.65	10/04/2017	(239,038)	–
Energy Select Sector SPDR Fund	2.16	10/04/2017	138,370	–
Financial Select Sector SPDR Fund	2.16	10/04/2017	313,274	–
Health Care Select Sector SPDR Fund	2.16	10/04/2017	462,243	–
Industrial Select Sector SPDR Fund	0.75	10/04/2017	(1,758,504)	–
Industrial Select Sector SPDR Fund	2.16	10/04/2017	31,696	–
iShares 7-10 Year Treasury Bond ETF	2.16	10/04/2017	722,199	–
iShares Core MSCI EAFE ETF	2.16	10/04/2017	527,155	–
iShares Core MSCI Emerging Markets ETF	2.16	10/04/2017	341,551	–
iShares Core U.S. Aggregate Bond ETF	2.16	10/04/2017	803,625	–
iShares iBoxx $ High Yield Corporate Bond ETF	2.16	10/04/2017	1,116,532	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.76	10/04/2017	(1,856,980)	–
iShares Russell 2000 ETF	0.25	10/04/2017	(691,559)	–
Materials Select Sector SPDR Fund	2.16	10/04/2017	151,189	–
Materials Select Sector SPDR Fund	0.75	10/04/2017	(13,496)	–
SPDR Bloomberg Barclays Aggregate Bond ETF	2.16	10/04/2017	18,538	–
SPDR Bloomberg Barclays Convertible Securities ETF	0.76	10/04/2017	(1,898,072)	–
SPDR Bloomberg Barclays High Yield Bond ETF	2.16	10/04/2017	722,231	–
Technology Select Sector SPDR Fund	2.16	10/04/2017	389,202	–
Utilities Select Sector SPDR Fund	0.65	10/04/2017	(847,209)	–
Vanguard Consumer Discretionary ETF	2.16	10/04/2017	84,754	–
Vanguard Energy ETF	2.16	10/04/2017	33,044	–
Vanguard Financials ETF	2.16	10/04/2017	78,027	–
Vanguard FTSE Developed Markets ETF	2.16	10/04/2017	1,031,122	–
Vanguard FTSE Emerging Markets ETF	2.16	10/04/2017	583,947	–
Vanguard Health Care ETF	2.16	10/04/2017	176,566	–
Vanguard Information Technology ETF	2.16	10/04/2017	310,919	–
Vanguard Materials ETF	2.16	10/04/2017	70,938	–
Vanguard REIT ETF	0.76	10/04/2017	(1,870,656)	–
Vanguard Total Bond Market ETF	2.16	10/04/2017	597,379	–
				$–
_______________

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.
(e) Reflects a reset date of July 31, 2017.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Leaders GTAA Tracker ETF (continued)

July 31, 2017 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(f)
Investment Companies	$37,549,524	$—	$—	$37,549,524
Short-Term Investment:
Money Market Fund	97,817	—	—	97,817
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	3,709,978	—	—	3,709,978
Total Investments in Securities	41,357,319	—	—	41,357,319
Other Financial Instruments:(g)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$41,357,319	$—	$—	$41,357,319
Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(g)
Swap Contracts	$—	$—	$—	$—
Total Other Financial Instruments	$—	$—	$—	$—

(f)	For a complete listing of investments and their industries, see the Schedules of Investments.
(g)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2017, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Enhanced Core Bond U.S. ETF

July 31, 2017 (unaudited)

	Shares	Value
Investment Companies — 99.9%
Investment Grade Corporate Bond Funds — 50.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	139,209	$16,859,602
iShares U.S. Credit Bond ETF	6,234	699,268
Vanguard Intermediate-Term Corporate Bond ETF	213,871	18,848,451

Total Investment Grade Corporate Bond Funds		36,407,321

U.S. Short Term Treasury Bond Funds — 49.8%
iShares 1-3 Year Treasury Bond ETF(a)	122,388	10,351,577
Schwab Short-Term U.S. Treasury ETF	512,727	25,887,586

Total U.S. Short Term Treasury Bond Funds		36,239,163

Total Investment Companies
(Cost $72,557,555)		72,646,484
Short-Term Investment — 0.1%
Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.91%(b)
(Cost $75,979)	75,979	75,979

Investment of Cash Collateral For Securities Loaned — 0.3%
Money Market Fund — 0.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.92%(c)
(Cost $207,600)	207,600	207,600

Total Investments — 100.3%
(Cost $72,841,134)		72,930,063
Other Assets and Liabilities, Net — (0.3)%		(217,799)
Net Assets — 100.0%		$72,712,264

(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $12,210,806; total market value of collateral held by the Fund was $12,522,385. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $12,314,785.
(b)	Reflects the 7-day yield at July 31, 2017.
(c)	Reflects the 1-day yield at July 31, 2017.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Enhanced Core Bond U.S. ETF (continued)

July 31, 2017 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(d)
Investment Companies	$72,646,484	$–	$–	$72,646,484
Short-Term Investment:
Money Market Fund	75,979	–	–	75,979
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	207,600	–	–	207,600
Total Investments in Securities	$72,930,063	$–	$–	$72,930,063

(d)	For a complete listing of investments and their industries, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2017, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Enhanced Core Plus Bond U.S. ETF (continued)

July 31, 2017 (unaudited)

	Shares	Value
Investment Companies — 99.9%
Emerging Market Bond Funds — 5.0%
iShares J.P. Morgan USD Emerging Markets Bond ETF	63,429	$7,310,827
PowerShares Emerging Markets Sovereign Debt Portfolio	198,261	5,834,821

Total Emerging Market Bond Funds		13,145,648

High Yield Corporate Bond Funds — 16.4%
iShares iBoxx $ High Yield Corporate Bond ETF(a)	215,951	19,200,203
SPDR Bloomberg Barclays High Yield Bond ETF(a)	641,395	23,988,173

Total High Yield Corporate Bond Funds		43,188,376

Investment Grade Corporate Bond Funds — 50.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	502,223	60,824,228
iShares U.S. Credit Bond ETF	22,485	2,522,142
Vanguard Intermediate-Term Corporate Bond ETF(a)	771,582	67,999,522

Total Investment Grade Corporate Bond Funds		131,345,892

Mortgage Backed Securities Funds — 4.6%
iShares MBS ETF(a)	17,068	1,827,812
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	100,515	2,646,560
Vanguard Mortgage-Backed Securities ETF	143,379	7,570,411

Total Mortgage Backed Securities Funds		12,044,783

U.S. Intermediate Term Treasury Bond Funds — 0.9%
iShares 3-7 Year Treasury Bond ETF	2,555	316,513
iShares 7-10 Year Treasury Bond ETF(a)	790	84,412
Schwab Intermediate-Term U.S. Treasury ETF(a)	18,518	1,001,824
Vanguard Intermediate-Term Government Bond ETF	13,252	859,127

Total U.S. Intermediate Term Treasury Bond Funds		2,261,876

U.S. Long Term Treasury Bond Funds— 1.4%
iShares 10-20 Year Treasury Bond ETF	571	77,844
iShares 20+ Year Treasury Bond ETF(a)	5,753	713,602
SPDR Bloomberg Barclays Long Term Treasury ETF(a)	16,601	1,188,466
Vanguard Long-Term Government Bond ETF	22,183	1,696,556

Total U.S. Long Term Treasury Bond		3,676,468

U.S. Short Term Treasury Bond Funds — 21.6%
iShares 1-3 Year Treasury Bond ETF	191,366	16,185,736
Schwab Short-Term U.S. Treasury ETF	801,686	40,477,126

Total U.S. Short Term Treasury Bond Funds		56,662,862

Total Investment Companies
(Cost $259,686,926)		262,325,905

	Shares	Value
Short-Term Investment — 0.1%
Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.91%(b)
(Cost $227,777)	227,777	$227,777

Investment of Cash Collateral For Securities Loaned — 9.4%
Money Market Fund — 9.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.92%(c)
(Cost $24,634,545)	24,634,545	24,634,545

Total Investments — 109.4%
(Cost $284,549,248)		287,188,227
Other Assets and Liabilities, Net — (9.4)%		(24,662,636)
Net Assets — 100.0%		$262,525,591

1

(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $24,121,894; total market value of collateral held by the Fund was $24,657,163. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $22,618.
(b)	Reflects the 7-day yield at July 31, 2017.
(c)	Reflects the 1-day yield at July 31, 2017.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Enhanced Core Plus Bond U.S. ETF (continued)

July 31, 2017 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(d)
Investment Companies	$262,325,905	$—	$—	$262,325,905
Short-Term Investment:
Money Market Fund	227,777	—	—	227,777
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	24,634,545	—	—	24,634,545
Total Investments in Securities	$287,188,227	$—	$—	$287,188,227

(d)	For a complete listing of investments and their industries, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2017, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ S&P High Yield Low Volatility Bond ETF

July 31, 2017 (unaudited)

	Principal Amount	Value
Long - Term Bonds 98.0%
Corporate Bonds — 84.2%
Consumer Discretionary — 10.5%
Allison Transmission, Inc.
5.000%, due 10/1/24‡	$225,000	$231,469
Boyd Gaming Corp.
6.375%, due 4/1/26	155,000	168,950
6.875%, due 5/15/23	210,000	226,800
Dana, Inc.
5.375%, due 9/15/21	50,000	51,500
5.500%, due 12/15/24	45,000	46,687
Dollar Tree, Inc.
5.750%, due 3/1/23	595,000	630,700
ESH Hospitality, Inc.
5.250%, due 5/1/25‡	275,000	286,687
GLP Capital LP / GLP Financing II, Inc.
4.375%, due 11/1/18	40,000	40,800
4.875%, due 11/1/20	190,000	200,925
5.375%, due 11/1/23	140,000	151,025
5.375%, due 4/15/26	210,000	228,375
Goodyear Tire & Rubber Co. (The)
4.875%, due 3/15/27	190,000	192,137
5.000%, due 5/31/26	250,000	256,875
5.125%, due 11/15/23	95,000	98,919
Hanesbrands, Inc.
4.625%, due 5/15/24‡	115,000	117,156
4.875%, due 5/15/26‡	255,000	259,463
Hilton Domestic Operating Co., Inc.
4.250%, due 9/1/24‡	130,000	131,950
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.625%, due 4/1/25‡	250,000	259,062
4.875%, due 4/1/27‡	75,000	78,844
International Game Technology PLC
6.250%, due 2/15/22‡	475,000	520,125
6.500%, due 2/15/25‡	220,000	243,100
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.750%, due 6/1/27‡	150,000	153,187
5.000%, due 6/1/24‡	340,000	352,325
5.250%, due 6/1/26‡	200,000	211,500
L Brands, Inc.
5.625%, due 2/15/22	350,000	367,500
5.625%, due 10/15/23	50,000	52,250
6.625%, due 4/1/21	210,000	229,425
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
4.500%, due 9/1/26	130,000	131,300
5.625%, due 5/1/24	240,000	261,600
MGM Resorts International
4.625%, due 9/1/26	95,000	96,188
6.000%, due 3/15/23	225,000	249,188
6.625%, due 12/15/21	550,000	618,750
6.750%, due 10/1/20	250,000	277,500
7.750%, due 3/15/22	150,000	175,875
8.625%, due 2/1/19	90,000	98,662
NCL Corp. Ltd.
4.625%, due 11/15/20‡	50,000	51,312
4.750%, due 12/15/21‡	170,000	175,738
QVC, Inc.
4.375%, due 3/15/23	140,000	143,818
4.450%, due 2/15/25	115,000	115,372

	Principal Amount	Value
Corporate Bonds (continued)
Consumer Discretionary (continued)
4.850%, due 4/1/24	$150,000	$154,912
5.125%, due 7/2/22	180,000	191,672
Six Flags Entertainment Corp.
4.875%, due 7/31/24‡	250,000	253,750
5.500%, due 4/15/27‡	75,000	77,344
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
4.250%, due 5/30/23‡	65,000	65,650
5.250%, due 5/15/27‡	200,000	204,250
5.500%, due 3/1/25‡	440,000	462,000
		9,592,617
Consumer Staples — 2.5%
B&G Foods, Inc.
4.625%, due 6/1/21	100,000	102,125
5.250%, due 4/1/25	125,000	130,000
First Quality Finance Co., Inc.
4.625%, due 5/15/21‡	125,000	127,188
Lamb Weston Holdings, Inc.
4.625%, due 11/1/24‡	250,000	260,625
4.875%, due 11/1/26‡	140,000	146,300
Post Holdings, Inc.
5.000%, due 8/15/26‡	620,000	635,500
5.750%, due 3/1/27‡	185,000	196,100
6.000%, due 12/15/22‡	115,000	121,612
Spectrum Brands, Inc.
5.750%, due 7/15/25	230,000	245,238
Tempur Sealy International, Inc.
5.500%, due 6/15/26	165,000	169,950
5.625%, due 10/15/23	40,000	41,800
TreeHouse Foods, Inc.
6.000%, due 2/15/24‡	165,000	176,963
		2,353,401
Energy — 5.4%
Andeavor Logistics LP / Tesoro Logistics Finance Corp.
5.250%, due 1/15/25	300,000	320,250
6.250%, due 10/15/22	150,000	159,750
6.375%, due 5/1/24	85,000	92,650
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375%, due 9/15/24	90,000	92,925
Cheniere Corpus Christi Holdings LLC
5.125%, due 6/30/27‡	375,000	390,469
5.875%, due 3/31/25	415,000	449,237
7.000%, due 6/30/24	180,000	206,100
Concho Resources, Inc.
4.375%, due 1/15/25	135,000	138,712
DCP Midstream Operating LP
3.875%, due 3/15/23	85,000	82,875
Diamondback Energy, Inc.
4.750%, due 11/1/24	200,000	202,000
Energy Transfer Equity LP
5.500%, due 6/1/27	225,000	236,250
5.875%, due 1/15/24	340,000	366,350
7.500%, due 10/15/20	170,000	191,887
Newfield Exploration Co.
5.375%, due 1/1/26	175,000	182,000
5.625%, due 7/1/24	190,000	200,450
NuStar Logistics LP
5.625%, due 4/28/27	100,000	106,000
Parsley Energy LLC / Parsley Finance Corp.
5.375%, due 1/15/25‡	235,000	239,113

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

July 31, 2017 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Energy (continued)
Rockies Express Pipeline LLC
6.000%, due 1/15/19‡	$75,000	$78,187
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.125%, due 11/15/19	175,000	177,188
4.250%, due 11/15/23	50,000	49,250
5.125%, due 2/1/25‡	80,000	82,300
5.375%, due 2/1/27‡	250,000	259,063
6.750%, due 3/15/24	25,000	27,063
Williams Cos., Inc. (The)
3.700%, due 1/15/23	105,000	104,168
4.550%, due 6/24/24	345,000	355,922
5.750%, due 6/24/44	155,000	161,975
		4,952,134
Financials — 5.7%
Aircastle Ltd.
4.125%, due 5/1/24	190,000	194,512
5.000%, due 4/1/23	80,000	85,200
5.125%, due 3/15/21	160,000	169,600
5.500%, due 2/15/22	80,000	86,500
6.250%, due 12/1/19	50,000	54,000
Ally Financial, Inc.
3.250%, due 11/5/18	330,000	332,475
3.500%, due 1/27/19	125,000	126,875
3.600%, due 5/21/18	250,000	252,813
3.750%, due 11/18/19	35,000	35,787
4.125%, due 3/30/20	200,000	205,500
4.125%, due 2/13/22	30,000	30,825
4.250%, due 4/15/21	275,000	284,281
4.625%, due 3/30/25	175,000	180,469
4.750%, due 9/10/18	50,000	51,187
5.125%, due 9/30/24	150,000	159,750
CIT Group, Inc.
3.875%, due 2/19/19	190,000	194,513
5.000%, due 8/15/22	295,000	318,231
5.000%, due 8/1/23	175,000	189,219
MSCI, Inc.
4.750%, due 8/1/26‡	225,000	233,437
5.250%, due 11/15/24‡	80,000	85,300
5.750%, due 8/15/25‡	100,000	108,250
Navient Corp.
5.875%, due 3/25/21	175,000	185,007
8.450%, due 6/15/18	165,000	173,348
Series MTN, 4.875%, due 6/17/19	120,000	124,317
Series MTN, 5.500%, due 1/15/19	370,000	384,453
Series MTN, 8.000%, due 3/25/20	450,000	498,942
Quicken Loans, Inc.
5.750%, due 5/1/25‡	250,000	261,250
Springleaf Finance Corp.
5.250%, due 12/15/19	175,000	182,438
		5,188,479
Health Care — 10.0%
Acadia Healthcare Co., Inc.
5.625%, due 2/15/23	165,000	171,600
Alere, Inc.
6.375%, due 7/1/23‡	50,000	53,750
Centene Corp.
4.750%, due 5/15/22	335,000	353,425
4.750%, due 1/15/25	380,000	395,200
5.625%, due 2/15/21	87,000	90,697
6.125%, due 2/15/24	155,000	168,562

	Principal Amount	Value
Corporate Bonds (continued)
Health Care (continued)
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
5.750%, due 3/1/25‡	$205,000	$211,662
DaVita, Inc.
5.000%, due 5/1/25	330,000	334,950
5.125%, due 7/15/24	420,000	431,025
Envision Healthcare Corp.
5.125%, due 7/1/22‡	200,000	206,500
5.625%, due 7/15/22	165,000	171,600
6.250%, due 12/1/24‡	190,000	203,775
HCA Healthcare, Inc.
6.250%, due 2/15/21	60,000	65,100
HCA, Inc.
3.750%, due 3/15/19	50,000	51,000
4.250%, due 10/15/19	35,000	36,312
4.500%, due 2/15/27	65,000	66,462
4.750%, due 5/1/23	195,000	205,725
5.000%, due 3/15/24	300,000	318,750
5.250%, due 4/15/25	105,000	113,925
5.250%, due 6/15/26	125,000	135,156
5.375%, due 2/1/25	380,000	404,700
5.500%, due 6/15/47	135,000	141,244
5.875%, due 3/15/22	125,000	137,969
5.875%, due 5/1/23	125,000	136,250
5.875%, due 2/15/26	50,000	54,500
6.500%, due 2/15/20	255,000	278,587
7.500%, due 2/15/22	495,000	570,488
HealthSouth Corp.
5.750%, due 11/1/24	245,000	249,900
Hologic, Inc.
5.250%, due 7/15/22‡	195,000	205,969
Jaguar Holding Co. II / Pharmaceutical Product Development LLC
6.375%, due 8/1/23‡	275,000	291,500
LifePoint Health, Inc.
5.375%, due 5/1/24	225,000	234,563
Molina Healthcare, Inc.
5.375%, due 11/15/22	135,000	144,113
Quintiles IMS, Inc.
4.875%, due 5/15/23‡	125,000	129,688
5.000%, due 10/15/26‡	205,000	214,737
Service Corp. International
5.375%, due 1/15/22	25,000	25,719
5.375%, due 5/15/24	105,000	111,694
Tenet Healthcare Corp.
4.375%, due 10/1/21	185,000	188,238
4.500%, due 4/1/21	375,000	383,438
4.625%, due 7/15/24‡	450,000	450,000
4.750%, due 6/1/20	75,000	77,719
5.125%, due 5/1/25‡	300,000	301,500
5.500%, due 3/1/19	100,000	103,250
6.000%, due 10/1/20	300,000	321,375
WellCare Health Plans, Inc.
5.250%, due 4/1/25	275,000	290,125
		9,232,442
Industrials — 8.4%
Adt Corp. (The)
3.500%, due 7/15/22	170,000	167,662
4.125%, due 6/15/23	260,000	261,950
6.250%, due 10/15/21	205,000	223,450
AECOM
5.125%, due 3/15/27	175,000	176,750

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

July 31, 2017 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Industrials (continued)
5.750%, due 10/15/22	$90,000	$94,163
5.875%, due 10/15/24	225,000	245,531
Aramark Services, Inc.
4.750%, due 6/1/26	65,000	68,006
5.000%, due 4/1/25‡	75,000	79,500
5.125%, due 1/15/24	305,000	323,300
Builders FirstSource, Inc.
5.625%, due 9/1/24‡	185,000	194,250
CalAtlantic Group, Inc.
5.875%, due 11/15/24	125,000	135,938
HD Supply, Inc.
5.750%, due 4/15/24‡	255,000	273,169
Huntington Ingalls Industries, Inc.
5.000%, due 12/15/21‡	95,000	98,087
5.000%, due 11/15/25‡	155,000	166,625
Iron Mountain, Inc.
4.375%, due 6/1/21‡	55,000	56,994
5.750%, due 8/15/24	100,000	102,875
6.000%, due 8/15/23	85,000	89,781
KB Home
7.000%, due 12/15/21	50,000	56,125
KLX, Inc.
5.875%, due 12/1/22‡	260,000	272,350
Lennar Corp.
4.125%, due 1/15/22	105,000	107,887
4.500%, due 11/15/19	125,000	129,687
4.500%, due 4/30/24	75,000	77,813
4.750%, due 4/1/21	180,000	189,675
4.750%, due 11/15/22	125,000	132,344
4.750%, due 5/30/25	240,000	251,400
Leucadia National Corp.
5.500%, due 10/18/23	140,000	150,461
PulteGroup, Inc.
4.250%, due 3/1/21	180,000	186,750
5.000%, due 1/15/27	150,000	154,875
5.500%, due 3/1/26	125,000	134,219
Sabre GLBL, Inc.
5.250%, due 11/15/23‡	75,000	78,188
5.375%, due 4/15/23‡	210,000	219,450
Standard Industries, Inc.
5.000%, due 2/15/27‡	40,000	41,150
5.125%, due 2/15/21‡	15,000	15,563
5.375%, due 11/15/24‡	405,000	426,262
5.500%, due 2/15/23‡	50,000	52,625
6.000%, due 10/15/25‡	279,000	299,227
Summit Materials LLC / Summit Materials Finance Corp.
6.125%, due 7/15/23	200,000	209,500
Sunoco LP / Sunoco Finance Corp.
6.375%, due 4/1/23	200,000	210,750
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc.
5.250%, due 4/15/21‡	70,000	71,750
Toll Brothers Finance Corp.
4.875%, due 3/15/27	100,000	103,500
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.
4.375%, due 6/15/19	180,000	184,950
5.875%, due 6/15/24	50,000	53,125
United Rentals North America, Inc.
4.625%, due 7/15/23	225,000	235,687
5.500%, due 7/15/25	350,000	370,125

	Principal Amount	Value
Corporate Bonds (continued)
Industrials (continued)
5.500%, due 5/15/27	$190,000	$200,450
5.750%, due 11/15/24	40,000	42,500
5.875%, due 9/15/26	200,000	215,250
6.125%, due 6/15/23	80,000	83,300
		7,714,969
Information Technology — 7.3%
CDK Global, Inc.
4.875%, due 6/1/27‡	175,000	179,886
5.000%, due 10/15/24	65,000	68,907
CDW LLC / CDW Finance Corp.
5.000%, due 9/1/23	200,000	208,500
5.000%, due 9/1/25	125,000	130,469
5.500%, due 12/1/24	60,000	65,700
CommScope Technologies LLC
5.000%, due 3/15/27‡	280,000	280,000
6.000%, due 6/15/25‡	285,000	307,087
CommScope, Inc.
5.000%, due 6/15/21‡	75,000	76,781
5.500%, due 6/15/24‡	80,000	84,000
Dell International LLC / EMC Corp.
5.875%, due 6/15/21‡	625,000	653,906
7.125%, due 6/15/24‡	380,000	422,275
EMC Corp.
1.875%, due 6/1/18	410,000	408,537
2.650%, due 6/1/20	335,000	330,357
3.375%, due 6/1/23	205,000	198,886
First Data Corp.
5.000%, due 1/15/24‡	375,000	390,469
5.375%, due 8/15/23‡	360,000	375,750
5.750%, due 1/15/24‡	465,000	489,994
Micron Technology, Inc.
5.250%, due 8/1/23‡	270,000	282,150
5.250%, due 1/15/24‡	175,000	182,438
5.500%, due 2/1/25	57,000	60,277
NCR Corp.
4.625%, due 2/15/21	25,000	25,500
5.000%, due 7/15/22	100,000	102,125
6.375%, due 12/15/23	230,000	246,100
Nuance Communications, Inc.
5.625%, due 12/15/26‡	55,000	58,575
Sensata Technologies BV
4.875%, due 10/15/23‡	75,000	77,438
5.000%, due 10/1/25‡	56,000	59,080
Sensata Technologies UK Financing Co. PLC
6.250%, due 2/15/26‡	265,000	289,181
Symantec Corp.
5.000%, due 4/15/25‡	250,000	261,854
VeriSign, Inc.
4.625%, due 5/1/23	260,000	267,150
4.750%, due 7/15/27‡	125,000	127,031
5.250%, due 4/1/25	45,000	47,981
		6,758,384
Materials — 7.8%
Alcoa Nederland Holding BV
6.750%, due 9/30/24‡	180,000	198,530
7.000%, due 9/30/26‡	65,000	72,188
Arconic, Inc.
5.125%, due 10/1/24	320,000	339,200
5.400%, due 4/15/21	225,000	239,344
6.150%, due 8/15/20	275,000	299,406
Ashland LLC

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

July 31, 2017 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Materials (continued)
4.750%, due 8/15/22	$245,000	$256,637
Ball Corp.
4.000%, due 11/15/23	170,000	173,400
4.375%, due 12/15/20	65,000	68,087
5.000%, due 3/15/22	70,000	75,337
5.250%, due 7/1/25	270,000	297,000
Berry Plastics Corp.
5.125%, due 7/15/23	205,000	213,713
Blue Cube Spinco, Inc.
9.750%, due 10/15/23	100,000	122,000
10.000%, due 10/15/25	50,000	61,625
BWAY Holding Co.
5.500%, due 4/15/24‡	375,000	392,344
CF Industries, Inc.
3.450%, due 6/1/23	170,000	160,411
5.150%, due 3/15/34	10,000	9,198
Chemours Co. (The)
5.375%, due 5/15/27	100,000	105,409
7.000%, due 5/15/25	150,000	166,687
Cliffs Natural Resources, Inc.
8.250%, due 3/31/20‡	65,000	73,044
Crown Americas LLC / Crown Americas Capital Corp. IV
4.500%, due 1/15/23	235,000	248,219
Diamondback Energy, Inc.
5.375%, due 5/31/25	35,000	36,225
Freeport-McMoRan, Inc.
3.100%, due 3/15/20	275,000	272,937
3.550%, due 3/1/22	400,000	388,500
3.875%, due 3/15/23	500,000	484,375
4.000%, due 11/14/21	75,000	75,000
Huntsman International LLC
4.875%, due 11/15/20	120,000	125,550
Momentive Performance Materials, Inc.
3.880%, due 10/24/21	250,000	249,688
Novelis Corp.
5.875%, due 9/30/26‡	375,000	393,750
6.250%, due 8/15/24‡	255,000	272,850
Olin Corp.
5.125%, due 9/15/27	225,000	235,688
Owens-Brockway Glass Container, Inc.
5.000%, due 1/15/22‡	134,000	141,370
5.875%, due 8/15/23‡	115,000	127,075
Sealed Air Corp.
4.875%, due 12/1/22‡	135,000	143,269
5.125%, due 12/1/24‡	35,000	37,406
6.500%, due 12/1/20‡	235,000	262,025
Steel Dynamics, Inc.
5.125%, due 10/1/21	150,000	154,313
5.500%, due 10/1/24	65,000	69,550
WR Grace & Co.-Conn.
5.125%, due 10/1/21‡	95,000	102,600
		7,143,950
Media — 14.2%
Altice US Finance I Corp.
5.375%, due 7/15/23‡	225,000	235,687
5.500%, due 5/15/26‡	345,000	364,837
AMC Networks, Inc.
4.750%, due 12/15/22	80,000	82,200
4.750%, due 8/1/25	200,000	201,000
5.000%, due 4/1/24	225,000	231,750

	Principal Amount	Value
Corporate Bonds (continued)
Media (continued)
CCO Holdings LLC / CCO Holdings Capital Corp.
5.125%, due 2/15/23	$200,000	$207,000
5.125%, due 5/1/23‡	510,000	535,500
5.125%, due 5/1/27‡	335,000	345,887
5.375%, due 5/1/25‡	50,000	53,062
5.500%, due 5/1/26‡	300,000	318,750
5.750%, due 1/15/24	75,000	78,937
5.750%, due 2/15/26‡	700,000	750,750
5.875%, due 4/1/24‡	100,000	107,500
5.875%, due 5/1/27‡	240,000	257,700
Cequel Communications Holdings I LLC / Cequel Capital Corp.
5.125%, due 12/15/21‡	230,000	235,175
Cinemark USA, Inc.
4.875%, due 6/1/23	200,000	203,250
CSC Holdings LLC
5.250%, due 6/1/24	140,000	144,900
5.500%, due 4/15/27‡	265,000	280,900
6.625%, due 10/15/25‡	195,000	215,475
6.750%, due 11/15/21	330,000	367,125
DISH DBS Corp.
4.250%, due 4/1/18	125,000	126,406
5.000%, due 3/15/23	475,000	492,813
5.125%, due 5/1/20	155,000	162,363
5.875%, due 7/15/22	485,000	527,437
5.875%, due 11/15/24	350,000	379,750
6.750%, due 6/1/21	480,000	529,200
7.750%, due 7/1/26	250,000	299,375
7.875%, due 9/1/19	235,000	259,675
Gray Television, Inc.
5.125%, due 10/15/24‡	110,000	112,200
Lamar Media Corp.
5.000%, due 5/1/23	85,000	88,400
5.375%, due 1/15/24	85,000	89,250
Netflix, Inc.
4.375%, due 11/15/26‡	140,000	141,400
5.375%, due 2/1/21	150,000	162,187
5.500%, due 2/15/22	160,000	173,600
5.875%, due 2/15/25	250,000	280,000
Nexstar Broadcasting, Inc.
5.625%, due 8/1/24‡	225,000	232,594
Nielsen Co. Luxembourg SARL (The)
5.000%, due 2/1/25‡	170,000	175,100
Nielsen Finance LLC / Nielsen Finance Co.
4.500%, due 10/1/20	50,000	50,625
5.000%, due 4/15/22‡	400,000	411,500
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.250%, due 2/15/22	80,000	83,000
5.625%, due 2/15/24	135,000	140,906
5.875%, due 3/15/25	75,000	78,563
Sinclair Television Group, Inc.
5.625%, due 8/1/24‡	146,000	151,475
Sirius XM Radio, Inc.
3.875%, due 8/1/22‡	200,000	203,750
4.625%, due 5/15/23‡	110,000	113,025
5.000%, due 8/1/27‡	275,000	279,813
5.375%, due 4/15/25‡	300,000	314,250
5.375%, due 7/15/26‡	225,000	235,969
6.000%, due 7/15/24‡	235,000	253,213
TEGNA, Inc.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

July 31, 2017 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Media (continued)
6.375%, due 10/15/23	$175,000	$185,063
Tribune Media Co.
5.875%, due 7/15/22	275,000	288,406
Univision Communications, Inc.
5.125%, due 5/15/23‡	285,000	290,344
5.125%, due 2/15/25‡	335,000	335,838
		12,864,875
Real Estate — 0.7%
Howard Hughes Corp. (The)
5.375%, due 3/15/25‡	225,000	233,904
Realogy Group LLC / Realogy Co-Issuer Corp.
4.500%, due 4/15/19‡	175,000	181,125
4.875%, due 6/1/23‡	105,000	106,050
5.250%, due 12/1/21‡	85,000	88,931
		610,010
Telecommunication Services — 10.4%
CenturyLink, Inc.
5.625%, due 4/1/20	200,000	210,250
6.450%, due 6/15/21	320,000	344,800
Equinix, Inc.
5.375%, due 1/1/22	100,000	105,125
5.375%, due 4/1/23	150,000	156,187
5.375%, due 5/15/27	415,000	448,200
5.750%, due 1/1/25	80,000	86,000
5.875%, due 1/15/26	165,000	180,675
Hughes Satellite Systems Corp.
5.250%, due 8/1/26	190,000	199,262
Level 3 Communications, Inc.
5.750%, due 12/1/22	65,000	67,438
Level 3 Financing, Inc.
5.125%, due 5/1/23	310,000	322,400
5.250%, due 3/15/26	160,000	170,000
5.375%, due 8/15/22	175,000	179,812
5.375%, due 1/15/24	175,000	183,750
5.375%, due 5/1/25	145,000	154,062
5.625%, due 2/1/23	70,000	72,800
SBA Communications Corp.
4.875%, due 7/15/22	195,000	201,825
4.875%, due 9/1/24	235,000	243,813
Sprint Capital Corp.
6.900%, due 5/1/19	560,000	595,700
Sprint Communications, Inc.
6.000%, due 11/15/22	600,000	634,500
7.000%, due 3/1/20‡	215,000	234,350
7.000%, due 8/15/20	150,000	163,500
9.000%, due 11/15/18‡	425,000	460,063
11.500%, due 11/15/21	250,000	320,000
Sprint Corp.
7.250%, due 9/15/21	475,000	526,063
T-Mobile USA, Inc.
4.000%, due 4/15/22	125,000	130,156
5.375%, due 4/15/27	150,000	162,000
6.000%, due 3/1/23	300,000	317,250
6.000%, due 4/15/24	500,000	537,500
6.375%, due 3/1/25	290,000	313,200
6.500%, due 1/15/24	250,000	268,438
6.500%, due 1/15/26	275,000	306,281
6.625%, due 4/1/23	75,000	79,313
6.836%, due 4/28/23	135,000	143,269
Zayo Group LLC / Zayo Capital, Inc.
5.750%, due 1/15/27‡	340,000	359,550

	Principal Amount	Value
Corporate Bonds (continued)
Telecommunication Services (continued)
6.000%, due 4/1/23	$290,000	$305,950
6.375%, due 5/15/25	295,000	319,338
		9,502,820
Transportation — 0.4%
American Airlines Group, Inc.
4.625%, due 3/1/20‡	100,000	103,318
5.500%, due 10/1/19‡	210,000	220,487
6.125%, due 6/1/18	50,000	51,414
		375,219
Utilities — 0.9%
AES Corp.
4.875%, due 5/15/23	465,000	474,300
5.500%, due 3/15/24	120,000	125,400
5.500%, due 4/15/25	65,000	68,250
6.000%, due 5/15/26	100,000	107,000
		774,950
Total Corporate Bonds
(Cost $76,389,913)		77,064,250
Foreign Bonds — 13.8%
Consumer Discretionary — 2.9%
1011778 BC ULC / New Red Finance, Inc., (Canada)
4.250%, due 5/15/24‡	395,000	396,975
4.625%, due 1/15/22‡	175,000	178,938
6.000%, due 4/1/22‡	30,000	31,050
Fiat Chrysler Automobiles NV, (United Kingdom)
4.500%, due 4/15/20	400,000	415,500
5.250%, due 4/15/23	300,000	311,625
Jaguar Land Rover Automotive PLC, (United Kingdom)
4.125%, due 12/15/18‡	335,000	341,700
4.250%, due 11/15/19‡	65,000	66,863
5.625%, due 2/1/23‡	50,000	52,000
ZF North America Capital, Inc., (Germany)
4.000%, due 4/29/20‡	175,000	179,812
4.500%, due 4/29/22‡	285,000	298,894
4.750%, due 4/29/25‡	335,000	350,494
		2,623,851
Consumer Staples — 0.3%
Cott Beverages, Inc., (Canada)
5.375%, due 7/1/22	200,000	208,250
Cott Holdings, Inc., (Canada)
5.500%, due 4/1/25‡	105,000	110,119
		318,369
Financials — 0.7%
Park Aerospace Holdings Ltd., (Ireland)
5.250%, due 8/15/22‡	400,000	407,557
5.500%, due 2/15/24‡	275,000	279,783
		687,340
Industrials — 0.2%
Ashtead Capital, Inc., (United Kingdom)
5.625%, due 10/1/24‡	65,000	70,038
Bombardier, Inc., (Canada)
4.750%, due 4/15/19‡	70,000	71,575
		141,613
Information Technology — 0.9%
Nokia OYJ, (Finland)
4.375%, due 6/12/27	150,000	153,815
5.375%, due 5/15/19	28,000	29,505

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

July 31, 2017 (unaudited)

	Principal Amount	Value
Foreign Bonds (continued)
Information Technology (continued)
Open Text Corp., (Canada)
5.625%, due 1/15/23‡	$105,000	$109,987
5.875%, due 6/1/26‡	265,000	286,863
Telefonaktiebolaget LM Ericsson, (Sweden)
4.125%, due 5/15/22	250,000	253,402
		833,572
Materials — 4.4%
Anglo American Capital PLC, (United Kingdom)
3.625%, due 5/14/20‡	95,000	97,375
4.125%, due 4/15/21‡	50,000	51,750
4.125%, due 9/27/22‡	120,000	124,950
4.750%, due 4/10/27‡	275,000	293,032
4.875%, due 5/14/25‡	135,000	143,100
ArcelorMittal, (Luxembourg)
6.125%, due 6/1/25	105,000	119,962
6.750%, due 2/25/22	280,000	315,350
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., (Ireland)
4.250%, due 9/15/22‡	125,000	128,125
4.625%, due 5/15/23‡	280,000	287,700
6.000%, due 2/15/25‡	400,000	427,000
7.250%, due 5/15/24‡	400,000	442,000
FMG Resources August 2006 Pty Ltd., (Australia)
4.750%, due 5/15/22‡	175,000	180,712
5.125%, due 5/15/24‡	185,000	191,947
Kinross Gold Corp., (Canada)
5.125%, due 9/1/21	65,000	68,900
5.950%, due 3/15/24	65,000	71,013
NOVA Chemicals Corp., (Canada)
4.875%, due 6/1/24‡	100,000	100,875
5.000%, due 5/1/25‡	85,000	85,319
5.250%, due 8/1/23‡	180,000	185,364
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, (New Zealand)
5.125%, due 7/15/23‡	330,000	346,087
Teck Resources Ltd., (Canada)
3.750%, due 2/1/23	110,000	110,550
8.500%, due 6/1/24‡	175,000	203,219
		3,974,330
Media — 2.2%
SFR Group SA, (France)
6.250%, due 5/15/24‡	375,000	395,156
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, (Germany)
5.000%, due 1/15/25‡	55,000	57,887
5.500%, due 1/15/23‡	207,000	215,280
Videotron Ltd., (Canada)
5.375%, due 6/15/24‡	160,000	170,400
Videotron Ltd. / Videotron Ltee, (Canada)
5.125%, due 4/15/27‡	100,000	103,000
Virgin Media Finance PLC, (United Kingdom)
6.000%, due 10/15/24‡	75,000	79,219
Virgin Media Secured Finance PLC, (United Kingdom)
5.250%, due 1/15/26‡	310,000	322,012
5.500%, due 1/15/25‡	60,000	62,625
5.500%, due 8/15/26‡	181,000	190,955
Ziggo Secured Finance BV, (Netherlands)

	Principal Amount	Value
Foreign Bonds (continued)
Media (continued)
5.500%, due 1/15/27‡	$461,000	$475,983
		2,072,517
Telecommunication Services — 2.2%
Inmarsat Finance PLC, (United Kingdom)
4.875%, due 5/15/22‡	195,000	199,177
Millicom International Cellular SA, (Luxembourg)
6.000%, due 3/15/25‡	50,000	52,500
SoftBank Group Corp., (Japan)
4.500%, due 4/15/20‡	515,000	530,450
Telecom Italia Capital SA, (Italy)
6.000%, due 9/30/34	235,000	257,619
7.200%, due 7/18/36	200,000	241,000
7.721%, due 6/4/38	225,000	286,875
Telecom Italia SpA, (Italy)
5.303%, due 5/30/24‡	365,000	401,500
		1,969,121
Total Foreign Bonds
(Cost $12,524,570)		12,620,713
Short-Term Investment — 2.4%	Shares
Money Market Fund — 2.4%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class,, 0.86%(a)
(Cost $2,152,281)	2,152,281	2,152,281

Total Investments — 100.4%
(Cost $91,066,764)		91,837,244
Other Assets and Liabilities, Net — (0.4)%		(279,908)
Net Assets — 100.0%		$91,557,336

‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	Reflects the 7-day yield at July 31, 2017.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

July 31, 2017 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(b)
Corporate Bonds	$–	$77,064,250	$–	$77,064,250
Foreign Bonds	–	12,620,713	–	12,620,713
Short-Term Investment:
Money Market Fund	2,152,281	–	–	2,152,281
Total Investments in Securities	$2,152,281	$89,684,963	$–	$91,837,244

(b)	For a complete listing of investments and their industries, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2017, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments — IQ Chaikin U.S Small Cap ETF

July 31, 2017 (unaudited)

	Shares	Value
Common Stocks — 100.0%
Consumer Discretionary — 18.0%
1-800-Flowers.com, Inc., Class A*	62,978	$607,738
American Axle & Manufacturing Holdings, Inc.*(a)	34,204	504,167
AV Homes, Inc.*(a)	39,043	626,640
Barnes & Noble Education, Inc.*	66,979	484,258
Biglari Holdings, Inc.*	1,513	566,346
Callaway Golf Co.	58,026	738,671
Century Communities, Inc.*	25,261	654,260
Chico's FAS, Inc.	45,200	413,580
Container Store Group, Inc. (The)*(a)	151,818	812,226
Cooper Tire & Rubber Co.(a)	14,497	529,865
Dillard's, Inc., Class A(a)	12,279	906,436
Drive Shack, Inc.	154,751	473,538
Flexsteel Industries, Inc.	12,741	713,241
FTD Cos., Inc.*	31,866	626,167
Gray Television, Inc.*	44,259	659,459
Group 1 Automotive, Inc.	8,636	514,274
Hooker Furniture Corp.	20,660	871,852
ILG, Inc.	30,657	812,717
International Speedway Corp., Class A	17,358	621,416
Johnson Outdoors, Inc., Class A	17,584	888,344
K12, Inc.*	33,516	593,568
KB Home	32,314	740,637
Libbey, Inc.	44,020	396,180
M/I Homes, Inc.*	26,198	679,576
Marcus Corp. (The)	20,032	544,870
MDC Holdings, Inc.	21,360	732,434
Meritage Homes Corp.*	17,455	711,291
Modine Manufacturing Co.*	52,624	855,140
NACCO Industries, Inc., Class A	9,204	603,782
Office Depot, Inc.	137,662	808,076
Overstock.com, Inc.*	37,362	597,792
Penn National Gaming, Inc.*	34,819	701,951
Perry Ellis International, Inc.*	29,868	586,608
Pinnacle Entertainment, Inc.*	32,906	625,214
Potbelly Corp.*	46,221	531,542
Regis Corp.*	54,820	577,255
Ruth's Hospitality Group, Inc.	32,054	641,080
Stoneridge, Inc.*	35,395	540,128
Superior Industries International, Inc.	25,350	495,593
Taylor Morrison Home Corp., Class A*	30,098	680,817
Tower International, Inc.	23,705	585,514
Unifi, Inc.*	22,637	741,588

Total Consumer Discretionary		26,995,831

Consumer Staples — 2.8%
Avon Products, Inc.*	145,994	531,418
Coca-Cola Bottling Co. Consolidated	3,089	741,638
Darling Ingredients, Inc.*	44,233	719,671
Fresh Del Monte Produce, Inc.	10,848	558,347
SpartanNash Co.	18,380	509,861
United Natural Foods, Inc.*(a)	14,860	572,556
Weis Markets, Inc.	10,748	508,488

Total Consumer Staples		4,141,979

Energy — 0.8%
Matrix Service Co.*	38,925	402,874
Renewable Energy Group, Inc.*(a)	61,457	768,212

Total Energy		1,171,086

Financials — 27.5%
Allegiance Bancshares, Inc.*	17,240	647,362
Argo Group International Holdings Ltd.	9,452	566,647
Baldwin & Lyons, Inc., Class B	26,289	615,163
Banc of California, Inc.(a)	31,024	637,543
Berkshire Hills Bancorp, Inc.	17,813	661,753

	Shares	Value
Common Stocks (continued)
Financials (continued)
Cathay General Bancorp	17,011	637,062
ConnectOne Bancorp, Inc.	26,449	595,102
Cowen, Inc.*(a)	42,946	$687,136
Employers Holdings, Inc.	16,892	732,268
Enterprise Financial Services Corp.	15,120	597,996
Essent Group Ltd.*	17,721	680,841
Evercore Partners, Inc., Class A	8,252	649,020
Federated National Holding Co.	36,822	586,206
Financial Institutions, Inc.	19,475	572,565
First BanCorp*	113,686	666,200
First Commonwealth Financial Corp.	48,453	631,343
First Defiance Financial Corp.	12,974	671,404
First Financial Corp.	13,546	623,793
First Foundation, Inc.*(a)	41,405	717,963
First Interstate BancSystem, Inc., Class A	16,176	591,233
First Merchants Corp.	16,302	659,253
First Midwest Bancorp, Inc.	27,127	602,491
Flagstar Bancorp, Inc.*	22,773	741,489
GAIN Capital Holdings, Inc.	77,117	517,455
Great Southern Bancorp, Inc.	12,730	661,324
Green Bancorp, Inc.*(a)	36,089	810,198
Green Dot Corp., Class A*	19,238	774,137
Hancock Holding Co.	14,064	646,944
HCI Group, Inc.	14,060	633,965
Heartland Financial USA, Inc.	12,857	605,565
Heritage Financial Corp.	25,950	705,840
Hilltop Holdings, Inc.	23,366	584,851
HomeTrust Bancshares, Inc.*	27,350	660,503
Houlihan Lokey, Inc.	18,640	693,035
IBERIABANK Corp.	8,131	657,391
Infinity Property & Casualty Corp.	6,724	672,736
Kemper Corp.	16,066	630,591
Maiden Holdings Ltd.	45,881	509,279
Mercantile Bank Corp.	18,651	593,475
Meta Financial Group, Inc.	7,222	514,929
National Commerce Corp.*	17,564	704,316
National General Holdings Corp.	27,020	573,094
NMI Holdings, Inc., Class A*	56,355	664,989
Peapack Gladstone Financial Corp.	21,704	678,684
PennyMac Financial Services, Inc., Class A*	37,646	655,040
Peoples Bancorp, Inc.	20,287	661,356
PHH Corp.*	50,468	695,449
QCR Holdings, Inc.	15,127	695,086
Radian Group, Inc.	35,749	622,748
Renasant Corp.	16,169	685,404
Selective Insurance Group, Inc.	13,589	688,283
Simmons First National Corp., Class A(a)	11,664	636,271
State Auto Financial Corp.	23,373	602,790
State Bank Financial Corp.	24,558	674,117
State National Cos., Inc.	44,593	931,102
Stonegate Bank	13,664	636,059
TCF Financial Corp.	37,741	594,798
Third Point Reinsurance Ltd.*	53,079	772,299
TriCo Bancshares	18,060	666,414
TriState Capital Holdings, Inc.*	27,493	632,339
United Insurance Holdings Corp.	40,242	642,262
Walker & Dunlop, Inc.*	15,432	775,458
Wintrust Financial Corp.	9,307	700,910

Total Financials		41,233,319

Health Care — 2.9%
Ardelyx, Inc.*(a)	50,743	263,864
Atara Biotherapeutics, Inc.*(a)	31,256	476,654
BioTime, Inc.*	186,142	502,583
Civitas Solutions, Inc.*	35,018	625,071
Community Health Systems, Inc.*	72,416	517,774
Enzo Biochem, Inc.*	76,757	832,814

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Chaikin U.S Small Cap ETF (continued)

July 31, 2017 (unaudited)

	Shares	Value
Common Stocks (continued)
Health Care (continued)
Quorum Health Corp.*	118,060	402,585
Select Medical Holdings Corp.*	48,119	$779,528

Total Health Care		4,400,873

Industrials — 21.0%
AAR Corp.	19,104	714,490
ABM Industries, Inc.	14,738	657,610
ACCO Brands Corp.*	48,837	568,951
Armstrong Flooring, Inc.*	34,886	605,621
Beacon Roofing Supply, Inc.*	13,081	600,810
BMC Stock Holdings, Inc.*	28,423	625,306
Builders FirstSource, Inc.*	43,076	675,001
CBIZ, Inc.*	47,410	704,038
CECO Environmental Corp.	61,104	590,265
Continental Building Products, Inc.*	26,198	576,356
Engility Holdings, Inc.*	22,183	647,078
Gibraltar Industries, Inc.*	15,578	465,003
Global Brass & Copper Holdings, Inc.	18,651	597,765
GMS, Inc.*	18,303	549,456
Greenbrier Cos., Inc. (The)	14,879	669,555
Heidrick & Struggles International, Inc.	24,397	441,586
Herman Miller, Inc.	20,377	686,195
Hub Group, Inc., Class A*	13,818	470,503
Hyster-Yale Materials Handling, Inc.	11,352	804,403
ICF International, Inc.*	15,562	704,180
IES Holdings, Inc.*	35,496	603,432
InnerWorkings, Inc.*	64,497	760,420
Insperity, Inc.	7,217	544,883
Kadant, Inc.	10,839	845,984
Kelly Services, Inc., Class A	29,375	654,181
Kforce, Inc.	27,025	505,367
Meritor, Inc.*	37,503	648,052
Milacron Holdings Corp.*	34,531	620,867
Moog, Inc., Class A*	9,558	710,351
MRC Global, Inc.*	35,035	572,472
NCI Building Systems, Inc.*	37,417	673,506
Ply Gem Holdings, Inc.*	32,576	570,080
Quad/Graphics, Inc.(a)	25,464	571,921
Quanex Building Products Corp.	31,724	682,066
Roadrunner Transportation Systems, Inc.*	93,508	652,686
Rush Enterprises, Inc., Class A*	19,434	838,188
SkyWest, Inc.	18,754	684,521
SP Plus Corp.*	19,008	621,562
Spartan Motors, Inc.	80,300	710,655
SPX FLOW, Inc.*	18,512	656,436
Terex Corp.	20,427	804,211
TrueBlue, Inc.*	23,477	599,837
Tutor Perini Corp.*(a)	20,182	536,841
Univar, Inc.*	20,967	650,816
Universal Forest Products, Inc.	6,501	545,109
Vectrus, Inc.*	28,754	977,924
Viad Corp.	14,178	759,232
Wabash National Corp.(a)	31,031	592,071
WESCO International, Inc.*	9,215	472,269

Total Industrials		31,420,112

Information Technology — 17.2%
Advanced Energy Industries, Inc.*	9,340	677,617
Amkor Technology, Inc.*	55,427	574,778
Anixter International, Inc.*	8,122	639,608
Axcelis Technologies, Inc.*	34,180	758,796
Bankrate, Inc.*	66,539	924,892
Benchmark Electronics, Inc.*	20,182	679,124
Blucora, Inc.*	37,141	831,958
Cabot Microelectronics Corp.	8,379	621,303
CACI International, Inc., Class A*	5,447	681,420
Care.com, Inc.*	51,323	745,723
Cohu, Inc.	34,795	633,965

	Shares	Value
Common Stocks (continued)
Information Technology (continued)
Comtech Telecommunications Corp.	43,546	783,828
Convergys Corp.	30,337	$727,178
DHI Group, Inc.*	162,565	357,643
Diodes, Inc.*	26,678	707,767
Entegris, Inc.*	27,468	716,915
ePlus, Inc.*	9,536	771,462
FormFactor, Inc.*	54,166	709,575
Hackett Group, Inc. (The)	32,928	540,678
Insight Enterprises, Inc.*	15,596	631,950
IXYS Corp.*	44,127	767,810
Kimball Electronics, Inc.*	37,876	736,688
MobileIron, Inc.*	147,657	668,148
Nanometrics, Inc.*	21,102	562,368
PC Connection, Inc.	21,574	556,609
Plexus Corp.*	11,098	594,964
Rogers Corp.*	7,452	879,113
Rudolph Technologies, Inc.*	28,667	709,508
Sanmina Corp.*	15,812	566,860
ScanSource, Inc.*	16,382	648,727
Sonus Networks, Inc.*	97,443	665,536
Super Micro Computer, Inc.*	25,350	680,648
Sykes Enterprises, Inc.*	21,832	742,288
Synaptics, Inc.*(a)	12,974	682,562
Tech Data Corp.*	6,841	700,518
TTM Technologies, Inc.*(a)	39,839	692,402
Unisys Corp.*(a)	46,019	589,043
Xcerra Corp.*	72,213	701,188

Total Information Technology		25,861,160

Materials — 5.7%
AK Steel Holding Corp.*(a)	89,307	505,478
Boise Cascade Co.*	24,059	730,191
Commercial Metals Co.	33,590	624,774
Greif, Inc., Class A(a)	11,669	654,514
Innophos Holdings, Inc.	11,908	497,397
KMG Chemicals, Inc.	13,928	705,035
Koppers Holdings, Inc.*	15,127	549,110
Minerals Technologies, Inc.	8,379	593,233
OMNOVA Solutions, Inc.*	64,875	609,825
Rayonier Advanced Materials, Inc.(a)	47,763	712,146
Ryerson Holding Corp.*	50,964	440,839
Stepan Co.	8,143	669,110
Tredegar Corp.	36,579	552,343
Trinseo SA	9,562	672,209

Total Materials		8,516,204

Real Estate — 2.6%
Ashford Hospitality Trust, Inc.	100,832	634,233
Chesapeake Lodging Trust	26,789	675,886
DiamondRock Hospitality Co.	57,579	672,523
FelCor Lodging Trust, Inc.	85,518	631,123
RMR Group, Inc. (The), Class A	12,975	633,829
Summit Hotel Properties, Inc.	40,208	720,929

Total Real Estate		3,968,523

Telecommunication Services — 0.5%
IDT Corp., Class B(a)	50,488	747,727

Utilities — 1.0%
Chesapeake Utilities Corp.	9,302	718,579
SJW Group	13,325	704,493

Total Utilities		1,423,072

Total Common Stocks
(Cost $148,576,736)		149,879,886

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Chaikin U.S Small Cap ETF (continued)

July 31, 2017 (unaudited)

	Shares	Value
Short-Term Investment — 0.1%
Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.91%(b)
(Cost $76,598)	76,598	$76,598

Investment of Cash Collateral For Securities Loaned — 3.4%
Money Market Fund — 3.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.92%(c)
(Cost $5,123,985)	5,123,985	5,123,985

Total Investments — 103.5%
(Cost $153,777,319)		155,080,469
Other Assets and Liabilities, Net — (3.5)%		(5,134,559)
Net Assets — 100.0%		$149,945,910

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $8,116,355; total market value of collateral held by the Fund was $8,396,641. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $3,272,656.
(b)	Reflects the 7-day yield at July 31, 2017.
(c)	Reflects the 1-day yield at July 31, 2017.

1

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Chaikin U.S Small Cap ETF (continued)

July 31, 2017 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(d)
Common Stocks	$149,879,886	$—	$—	$149,879,886
Short-Term Investment:
Money Market Fund	76,598	—	—	76,598
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	5,123,985	—	—	5,123,985
Total Investments in Securities	$155,080,469	$—	$—	$155,080,469

(d)	For a complete listing of investments and their industries, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2017, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

1. FAIR VALUE MEASUREMENT (unaudited)

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:

    • Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

    • Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

    • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, IndexIQ Advisors LLC (the “Advisor”) may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Advisor may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Advisor representatives meet regularly to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2017 is disclosed at the end of each Fund’s Schedule of Investments.

2. OTHER AFFILIATED PARTIES AND TRANSACTIONS (unaudited)

If a Fund owns more than 5% of the outstanding voting shares of another issuer, the issuer may be considered affiliate. At July 31, pril 30, 2017, the following funds held more than 5% of the outstanding voting shares of the issuers designated below:

IQ Hedge Multi-Strategy Tracker ETF

Affiliated Fund Name	Shares Held	Value April 30, 2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Value July 31, 2017	Dividend Income
CurrencyShares Euro Trust	—	$18,505,359	$–	$(18,499,607)	$343,128	$–	$–
SPDR S&P Emerging Markets SmallCap ETF	538,180	26,736,862	904,208	(2,789,496)	18,332	25,918,749	85,816
	538,180	$45,242,221	$904,208	$(21,289,103)	$361,460	$25,918,749	$85,816

3. FEDERAL INCOME TAX

At July 31, 2017, the cost of investments on a tax basis including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year was as follows:

The cost basis of investments for Federal income tax purposes at July 31, 2017 was as follows (unaudited)*

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/(Depreciation)
IQ Hedge Multi-Strategy Tracker ETF	$1,253,635,580	$33,423,779	$(11,389,078)	$22,034,701
IQ Hedge Macro Tracker ETF	7,109,570	152,953	(51,108)	101,845
IQ Hedge Market Neutral Tracker ETF	13,651,622	181,279	(11,668)	169,611
IQ Hedge Long/Short Tracker ETF	4,328,419	171,633	(43,555)	128,078
IQ Hedge Event-Driven Tracker ETF	3,506,079	81,564	(1,457)	80,107
IQ Global Resources ETF	177,969,521	54,959,191	(48,615,058)	6,344,133
IQ Merger Arbitrage ETF	265,446,899	9,713,891	(1,256,988)	8,456,903
IQ Real Return ETF	31,956,789	621,718	(34,972)	586,746
IQ Australia Small Cap ETF	8,545,279	1,119,122	(875,935)	243,187
IQ Canada Small Cap ETF	12,268,091	1,475,432	(2,390,618)	(915,186)
IQ Global Agribusiness Small Cap ETF	12,428,942	3,675,746	(1,132,291)	2,543,455
IQ Global Oil Small Cap ETF	3,816,587	252,572	(791,328)	(538,756)
IQ U.S. Real Estate Small Cap ETF	130,922,009	11,882,603	(6,797,349)	5,085,254
IQ 50 Percent Hedged FTSE International ETF	324,641,533	37,104,423	(5,129,225)	31,975,198
IQ 50 Percent Hedged FTSE Europe ETF	133,721,886	10,123,523	(2,299,775)	7,823,748
IQ 50 Percent Hedged FTSE Japan ETF	26,489,324	4,304,731	(1,313,483)	2,991,248
IQ Leaders GTAA Tracker ETF	39,053,109	2,353,926	(49,716)	2,304,210
IQ Enhanced Core Bond U.S. ETF	72,869,616	90,941	(30,494)	60,447
IQ Enhanced Core Plus Bond U.S. ETF	18,843,223	2,638,979	265,706,025	268,345,004
IQ S&P High Yield Low Volatility Bond ETF	91,066,764	862,036	(91,556)	770,480
IQ Chaikin U.S Small Cap ETF	153,777,319	4,595,445	(3,292,295)	1,303,150

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ ETF Trust

By (Signature and Title)*	/s/ Adam S. Patti
Adam S. Patti
(Principal Executive Officer)

Date	9/22/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam S. Patti
Adam S. Patti
(Principal Executive Officer)

Date	9/22/2017

By (Signature and Title)*	/s/ David L. Fogel
David L. Fogel
(Principal Financial Officer)

Date	9/22/2017

* Print the name and title of each signing officer under his or her signature.